UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22472

RIVERNORTH OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Sareena Khwaja-Dixon

RiverNorth Opportunities Fund, Inc.

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: July 31

Date of reporting period: July 1, 2021 – June 30, 2022

Item 1 – Proxy Voting Record.

Vote Summary

PIMCO FUNDS
Security		69346N107				Meeting Type	Annual
Ticker Symbol		NRGX				Meeting Date	08-Jul-2021
ISIN		US69346N1072				Agenda	935443476 - Opposition
Record Date		29-Apr-2021				Holding Recon Date	29-Apr-2021
City /	Country	/	United States			Vote Deadline Date	07-Jul-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Deborah A. DeCotis				Split	Split
2		David N. Fisher				Split	Split
3		Hans W. Kertess				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL98		RIVERNORTH OPP FUND FBO NFSLLC	AL98	STATE STREET BANK & TRUST CO	292,000	0	25-Jun-2021	25-Jun-2021
PIMCO FUNDS
Security		69346N107				Meeting Type	Annual
Ticker Symbol		NRGX				Meeting Date	08-Jul-2021
ISIN		US69346N1072				Agenda	935443476 - Opposition
Record Date		29-Apr-2021				Holding Recon Date	29-Apr-2021
City /	Country	/	United States			Vote Deadline Date	07-Jul-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Deborah A. DeCotis				Split	Split
2		David N. Fisher				Split	Split
3		Hans W. Kertess				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	449,329	0	25-Jun-2021	25-Jun-2021
ALLIANZGI CONV & INCOME FD II
Security		92838U108				Meeting Type	Annual
Ticker Symbol		NCZ				Meeting Date	08-Jul-2021
ISIN		US92838U1088				Agenda	935461121 - Management
Record Date		13-May-2021				Holding Recon Date	13-May-2021
City /	Country	/	United States			Vote Deadline Date	07-Jul-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Hans W. Kertess				Split	Split
2		James S. MacLeod				Split	Split
3		George R. Aylward				Split	Split
4		Philip R. McLoughlin				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL98		RIVERNORTH OPP FUND FBO NFSLLC	AL98	STATE STREET BANK & TRUST CO	273,000	0	07-Jul-2021	07-Jul-2021
ALLIANZGI CONV & INCOME FD II
Security		92838U108				Meeting Type	Annual
Ticker Symbol		NCZ				Meeting Date	08-Jul-2021
ISIN		US92838U1088				Agenda	935461121 - Management
Record Date		13-May-2021				Holding Recon Date	13-May-2021
City /	Country	/	United States			Vote Deadline Date	07-Jul-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Hans W. Kertess				Split	Split
2		James S. MacLeod				Split	Split
3		George R. Aylward				Split	Split
4		Philip R. McLoughlin				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	864,650	0	07-Jul-2021	07-Jul-2021
SPARTAN ACQUISITION CORP. II
Security		846775104				Meeting Type	Special
Ticker Symbol		SPRQ				Meeting Date	08-Jul-2021
ISIN		US8467751041				Agenda	935465624 - Management
Record Date		01-Jun-2021				Holding Recon Date	01-Jun-2021
City /	Country	/	United States			Vote Deadline Date	07-Jul-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to (a) approve and adopt the
Business Combination Agreement, dated as of January
23, 2021 (the "Business Combination Agreement") by
and among Spartan, SL Invest I Inc., a Delaware
corporation and wholly owned subsidiary of Spartan
("MergerCo1"), SL Invest II LLC, a Delaware limited
liability company and wholly owned subsidiary of Spartan
("MergerCo2"), SL Financial Investor I LLC, a Delaware
limited liability company ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
2A.	The Authorized Share Charter Sub-Proposal - To (a)
increase the number of authorized shares of Spartan's
capital stock, par value $0.0001 per share ("Common
Stock"), from (i) 271,000,000 shares, consisting of
270,000,000 shares of Common Stock, including
250,000,000 shares of Class A common stock, par value
$0.0001 per share ("Class A Common Stock"), and
20,000,000 shares of Class B common stock, par value
$0.0001 per share ("Class B Common Stock") and
1,000,000 shares of preferred ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
2B.	The Additional Charter Sub-Proposal - To make certain
other changes that the Spartan Board deems appropriate
for a public company, including changing the post-
combination company's name to "Sunlight Financial
Holdings Inc.," removing the provision that Spartan elects
to not be subject to Section 203 of the Delaware General
Corporation Law, eliminating the right of stockholders to
act by written consent and certain other changes (the
"Additional Charter Sub-Proposal").				Management		For	For
2C.	The Bylaw Amendment Charter Sub-Proposal - To
require the affirmative vote of the holders of at least 66
2/3 % of the voting power of all then-outstanding shares
of Sunlight Financial Holdings' capital stock entitled to
vote generally in the election of directors, voting together as a single class, for the stockholders of Sunlight
Financial Holdings to adopt, amend or repeal any
provision of Sunlight Financial Holdings' bylaws (the
"Bylaw Amendment Charter Sub-Proposal").				Management		For	For
2D.	The Charter Amendment Charter Sub-Proposal - To
require, except as otherwise provided in the second
amended and restated certificate of incorporation of
Spartan (the "Proposed Second A&R Charter") to be
adopted by Spartan prior to the closing of the Business
Combination (the "Closing"), including, for example, to
increase or decrease the number of authorized shares of
Class A Common Stock, Class B Common Stock, Class
C Common Stock or Preferred Stock the affirmative vote
of the holders of ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
3.	The NYSE Proposal - To consider and vote upon a
proposal to approve, for purposes of complying with
applicable listing rules of the New York Stock Exchange
(the "NYSE"), the issuance of up to (a) an aggregate of
115,000,000 shares of Class A Common Stock,
including, without limitation, (i) in connection with the
Business Combination, (ii) to the investors in the private
offering of Class A Common Stock to certain investors in
connection with the Business Combination (the "PIPE
Financing"), ...(due to space limits, see proxy statement
for full proposal).				Management		For	For
4.	The 2021 Plan Proposal - To consider and vote upon a
proposal to approve and adopt the Sunlight Financial
Holdings 2021 Equity Incentive Plan (the "2021 Plan")
and material terms thereunder (the "2021 Plan
Proposal"). The 2021 Plan Proposal is conditioned on the
approval of the Business Combination Proposal, the
Charter Proposals and the NYSE Proposal.				Management		For	For
5.	The ESPP Proposal - To consider and vote upon a
proposal to approve and adopt the Sunlight Financial
Holdings Employee Stock Purchase Plan (the "ESPP")
and material terms thereunder (the "ESPP Proposal").
The ESPP Proposal is conditioned on the approval of the
Business Combination Proposal, the Charter Proposals
and the NYSE Proposal.				Management		For	For
6.		DIRECTOR		Management
1		Matthew Potere				For	For
2		Emil W. Henry, Jr.				For	For
3		Brad Bernstein				For	For
4		Jennifer D. Nordquist				For	For
5		Kenneth Shea				For	For
6		Joshua Siegel				For	For
7		Philip Ryan				For	For
8		Jeanette Gorgas				For	For
9		Toan Huynh				For	For
7.	The Adjournment Proposal - To consider and vote upon a
proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary or
appropriate, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Business Combination Proposal, the Charter Proposals,
the NYSE Proposal, the 2021 Plan Proposal, the ESPP
Proposal or the Director Election Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	1,200	0	22-Jun-2021	22-Jun-2021
LANDCADIA HOLDINGS III, INC.
Security		51476H100				Meeting Type	Special
Ticker Symbol		LCY				Meeting Date	13-Jul-2021
ISIN		US51476H1005				Agenda	935468199 - Management
Record Date		16-Jun-2021				Holding Recon Date	16-Jun-2021
City /	Country	/	United States			Vote Deadline Date	12-Jul-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve the agreement and plan
of merger, dated as of January 24, 2021 (as may be
amended and/or restated from time to time, the "Merger
Agreement"), by and among Landcadia; Helios Sun
Merger Sub, Inc., a Delaware corporation and a wholly-
owned subsidiary of Landcadia ("Merger Sub"); HMAN
Group Holdings Inc. a Delaware corporation ("Hillman
Holdco"); and CCMP Sellers' Representative, LLC, solely
in its capacity as representative of ...(due to space limits,
see proxy statement for full proposal).				Management		For	For
2.	The Charter Proposal - to consider and vote upon a
proposal to approve, assuming the other condition
precedent proposals (as defined below) are approved
and adopted, the proposed third amended and restated
certificate of incorporation of Landcadia (the "Proposed
Charter"), which will replace Landcadia's second
amended and restated certificate of incorporation, dated
October 8, 2020 (the "Current Charter") and will be in
effect upon the Closing of the Business Combination.				Management		For	For
3A.	Advisory Charter Proposal A - Our Current Charter
requires the affirmative vote of holders of at least a
majority of the voting power of outstanding shares to
adopt, amend, alter or repeal the Current Charter. The
Proposed Charter will require the approval by affirmative
vote of the holders of at least 66% in voting power of the
outstanding common stock of the combined company to
amend certain provisions of the Proposed Charter as
follows: Article FIFTH, which addresses amending or
addressing the number ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
3B.	Advisory Charter Proposal B - Our Current Charter
requires the affirmative vote of holders of at least a
majority of the voting power of outstanding shares for
stockholders to adopt, amend, alter or repeal the bylaws
of New Hillman. The Proposed Charter would require the
approval by the affirmative vote of the holders of at least
66% in voting power of the then outstanding shares of
common stock of New Hillman for stockholders to adopt,
amend, alter or repeal the bylaws of New Hillman.				Management		For	For
3C.	Advisory Charter Proposal C - Our Current Charter
requires the affirmative vote of holders of at least a
majority of the voting power of outstanding shares to
remove a director from office. The Proposed Charter
would require the approval by the affirmative vote of the
holders of at least 66% in voting power of the then
outstanding shares of common stock of New Hillman to
remove a director from office.				Management		For	For
3D.	Advisory Charter Proposal D - Under the Current Charter,
Landcadia is subject to Section 203 of the DGCL. The
additional amendment would cause the combined
company to not be governed by Section 203 of the DGCL
and, instead, include a provision in the Proposed Charter
that is substantially similar to Section 203 of the DGCL,
but excludes from the definition of "interested
stockholder" (A) the investment funds affiliated with
CCMP Capital Advisors, LP and their respective
successors, ...(due to space limits, see proxy statement
for full proposal).				Management		For	For
3E.	Advisory Charter Proposal E - Our Current Charter
authorizes the issuance of 380,000,000 shares of
Landcadia Class A common stock, 20,000,000 shares of
Landcadia Class B common stock and 1,000,000 shares
of preferred stock. The Proposed Charter would increase
the total number of authorized shares of common stock to
500,000,000 and 1,000,000 shares of preferred stock. As
part of the transactions contemplated by the Merger
Agreement and in accordance with the Current Charter,
all Landcadia Class B ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
3F.	Advisory Charter Proposal F - The Proposed Charter
provides that New Hillman will renounce any interest or
expectancy in, or in being offered an opportunity to
participate in, any business opportunities that are from
time to time available to CCMP Capital Advisors, LP, the
investment funds affiliated with CCMP Capital Advisors,
LP or their respective successors, Transferees, and
Affiliates (each as defined in the Proposed Charter)
(other than New Hillman and its subsidiaries) or any of
....(due to space limits, see proxy statement for full
proposal).				Management		For	For
3G.	Advisory Charter Proposal G - The Current Charter
permits only holders of Class B common stock to take
action by written consent in lieu of taking action at a
meeting of stockholders. The Proposed Charter instead
prohibits stockholder action by written consent by
specifying that any action required or permitted to be
taken by stockholders must be effected by a duly called
annual or special meeting and may not be effected by
written consent.				Management		For	For
4.	The Stock Issuance Proposal - to consider and vote upon
a proposal to approve, assuming the other condition
precedent proposals (as defined below) are approved
and adopted, for the purposes of complying with the
applicable listing rules of Nasdaq, the issuance of (x)
shares of New Hillman common stock pursuant to the
terms of the Merger Agreement and (y) shares of
Landcadia Class A common stock to certain institutional
investors including JFG Sponsor (collectively, the "PIPE
Investors") in connection with the Private Placement.				Management		For	For
5.	The Incentive Plan Proposal - to consider and vote upon
a proposal to approve, assuming the other condition
precedent proposals (as defined below) are approved
and adopted, the Hillman Solutions Corp. 2021 Equity
Incentive Plan (the "Incentive Equity Plan"), a copy of
which is attached to the accompanying proxy
statement/prospectus as Annex F, including the
authorization of the initial share reserve under the
Incentive Equity Plan.				Management		For	For
6.	The ESPP Proposal - to consider and vote upon a
proposal to approve, assuming the condition precedent
proposals (as defined below) are approved and adopted,
the Hillman Solutions Corp. 2021 Employee Stock
Purchase Plan (the "ESPP"), a copy of which is attached
to the accompanying proxy statement/prospectus as
Annex G, including the authorization of the initial share
reserve under the ESPP.				Management		For	For
7.		DIRECTOR		Management
1		Douglas Cahill				For	For
2		Joseph Scharfenberger				For	For
3		Richard Zannino				For	For
4		Aaron Jagdfeld				For	For
5		David Owens				For	For
6		Philip Woodlief				For	For
7		Diana Dowling				For	For
8		John Swygert				For	For
9		Daniel O'Leary				For	For
10		Teresa Gendron				For	For
8.	The Adjournment Proposal - to consider and vote upon a
proposal to approve the adjournment of the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, any of
the Business Combination Proposal, the Charter
Proposal, the Stock Issuance Proposal, the Incentive
Plan Proposal and the Director Election Proposal
(together the "condition precedent proposals") would not
be duly approved and ...(due to space limits, see proxy
statement for full proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	11,913	0	06-Jul-2021	06-Jul-2021
SANDBRIDGE ACQUISITION CORP CLASS A
Security		799793104				Meeting Type	Special
Ticker Symbol		SBG				Meeting Date	14-Jul-2021
ISIN		US7997931040				Agenda	935467224 - Management
Record Date		01-Jun-2021				Holding Recon Date	01-Jun-2021
City /	Country	/	United States			Vote Deadline Date	13-Jul-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Business Combination Proposal - to approve the
business combination agreement, dated as of February
15, 2021 (as may be amended and/or restated from time
to time, the "Business Combination Agreement"), by and
among Sandbridge Acquisition Corporation
("Sandbridge"), Project Olympus Merger Sub, Inc., a
Delaware corporation and a wholly owned subsidiary of
Sandbridge ("Merger Sub"), and Owlet Baby Care Inc., a
Delaware corporation ("Owlet"), and the transactions
contemplated thereby, pursuant ...(due to space limits,
see proxy statement for full proposal).				Management		For	For
2.	The Charter Amendment Proposal, including the Advisory
Charter Amendment Proposals - to approve, assuming
Proposal 1 is approved and adopted, the proposed
amended and restated certificate of incorporation of
Sandbridge (the "Proposed Charter"), which will replace
Sandbridge's amended and restated certificate of
incorporation, dated September 14, 2020 (the "Current
Charter"), and which will be in effect as of the Effective
Time (we refer to such proposal as the "Charter ... (due to
space limits, see proxy statement for full proposal).				Management		For	For
2A.	Advisory Charter Amendment Proposal A -- Upon the
effectiveness of the Proposed Charter, Sandbridge will be
renamed Owlet, Inc. ("New Owlet") and will be authorized
to issue 1,100,000,000 shares of capital stock, consisting
of (i) 1,000,000,000 shares of New Owlet common stock,
par value $0.0001 per share and (ii) 100,000,000 shares
of undesignated preferred stock, par value $0.0001 per
share, as opposed to the Current Charter, which
authorizes Sandbridge to issue 111,000,000 shares of
capital ... (due to space limits, see proxy statement for full
proposal).				Management		For	For
2B.	Advisory Charter Amendment Proposal B -- Under the
Proposed Charter, New Owlet will remove the provisions
regarding New Owlet not being governed by Section 203
of the General Corporation Law of the State of Delaware
relating to takeovers by interested stockholders.				Management		For	For
2C.	Advisory Charter Amendment Proposal C -- Under the
Proposed Charter, in addition to any vote required by
Delaware law, Part B of Article IV, Article V, Article VI,
Article VII, Article VIII and Article IX of the Proposed
Charter may be amended only by the affirmative vote of
the holders of at least two-thirds of the total voting power of the then outstanding shares of stock of New Owlet
entitled to vote thereon, voting together as a single class.				Management		For	For
2D.	Advisory Charter Amendment Proposal D -- Under the
Proposed Charter, directors can be removed only for
cause and only by the affirmative vote of the holders of at
least two-thirds of the outstanding shares entitled to vote
at an election of directors.				Management		For	For
2E.	Advisory Charter Amendment Proposal E -- Under the
Proposed Charter, the board of directors of New Owlet is
expressly authorized to adopt, alter, amend or repeal the
Bylaws in accordance with Delaware law; provided that,
in addition to any vote required by Delaware law, the
adoption, amendment or repeal of the Bylaws by New
Owlet stockholders will require the affirmative vote of the
holders of at least two-thirds of the voting power of all of the then outstanding shares of voting ... (due to space
limits, see proxy statement for full proposal).				Management		For	For
2F.	Advisory Charter Amendment Proposal F -- To provide
for certain additional changes, including, among other
things, (i) changing the corporate name from "Sandbridge
Acquisition Corporation" to "Owlet, Inc.", and (ii) removing certain provisions related to Sandbridge's status as a
blank check company that will no longer be applicable
upon consummation of the Merger, all of which the
Sandbridge board of directors believes is necessary to
adequately address the needs of New Owlet after the
Merger.				Management		For	For
3.	The NYSE Proposal - to approve, assuming Proposals 1
and 2 are approved and adopted, for the purposes of
complying with the applicable listing rules of the New
York Stock Exchange, the issuance of (i) 13,000,000
shares of Sandbridge Class A common stock to the
certain investors pursuant to subscription agreements
(the "Subscription Agreements") immediately prior to the
Closing, plus any additional shares issued pursuant to
Subscription Agreements we may enter into prior to
Closing, and ...(due to space limits, see proxy statement
for full proposal).				Management		For	For
4.	The Incentive Award Plan Proposal - to approve,
assuming Proposals 1, 2 and 3 are approved and
adopted, the Owlet, Inc. 2021 Incentive Award Plan (the
"New Owlet Incentive Award Plan"), including the
authorization of the initial share reserve under the New
Owlet Incentive Award Plan, including with respect to the
number of shares that may be issued pursuant to the
exercise of incentive stock options granted.				Management		For	For
5.	The ESPP Proposal - to approve, assuming Proposals 1,
2, 3 and 4 are approved and adopted, the Owlet, Inc.
2021 Employee Stock Purchase Plan (the "New Owlet
ESPP"), including the authorization of the initial share
reserve under the New Owlet ESPP.				Management		For	For
6.	The Adjournment Proposal - to approve the adjournment
of the special meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the special meeting, any of Proposals 1, 2, 3, 4 or 5
would not be duly approved and adopted by our
stockholders or we determine that one or more of the
closing conditions under the Business Combination
Agreement is not satisfied or waived.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	23,690	0	01-Jul-2021	01-Jul-2021
EMPOWER LTD.
Security		G3R39W102				Meeting Type	Special
Ticker Symbol		EMPW				Meeting Date	14-Jul-2021
ISIN		KYG3R39W1020				Agenda	935468947 - Management
Record Date		07-Jun-2021				Holding Recon Date	07-Jun-2021
City /	Country	/	United States			Vote Deadline Date	13-Jul-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Business Combination Proposal - Proposal to adopt the
Merger Agreement, dated as of March 11, 2021 (as it
may be amended from time to time, the "Merger
Agreement") by and among Empower, Empower Merger
Sub I, Inc., a Delaware corporation and subsidiary of
Empower ("Merger Sub I"), Empower Merger Sub II, LLC,
a Delaware limited liability company and subsidiary of
Empower ("Merger Sub II") and Holley Intermediate
Holdings, Inc., a Delaware corporation "Holley"),...(due to
space limits, see proxy statement for full proposal).				Management		For	For
2.	Redomestication Proposal - Proposal to approve by
special resolution the change of the Company's
jurisdiction of incorporation by continuing and
deregistering as an exempted company in the Cayman
Islands and continuing and domesticating as a
corporation incorporated under the laws of the State of
Delaware (the "Domestication" and, together with the
Mergers, the "Business Combination"). The
Redomestication Proposal is conditioned on the approval
of each of the Business Combination ...(due to space
limits, see proxy statement for full proposal).				Management		For	For
3A.	Authorized Shares - Proposal to amend the Cayman
Constitutional Documents to authorize 555,000,000
shares, consisting of 550,000,000 shares of
Domestication Common Stock and 5,000,000 shares of
New Holley preferred stock.				Management		For	For
3B.		Exclusive Forum Provision - Proposal to amend the Cayman Constitutional Documents to adopt Delaware as the exclusive forum.		Management		For	For
3C.	Takeovers by Interested Stockholders - Proposal to
amend the Cayman Constitutional Documents to allow
New Holley to elect not to be governed by Section 203 of
the DGCL relating to takeovers by interested
stockholders and, instead, be governed by a provision
substantially similar to Section 203 of the DGCL.				Management		For	For
3D.	Adoption of Supermajority Vote Requirement to Amend
the Proposed Organizational Documents - Proposal to
amend the Cayman Constitutional Documents to require
the affirmative vote of at least (i) 66 2/3% to adopt,
amend or repeal Article VI of the Proposed Bylaws (ii)
66.7%, to adopt, amend or repeal amend, alter, repeal or
rescind Section 4.2 and Articles V, VII, VIII, X, XI and XII of the Proposed Charter and (iii) 80% to adopt, amend or
repeal Article IX of the Proposed Charter.				Management		For	For
3E.	Removal of Directors - Proposal to amend the Cayman
Constitutional Documents to permit the removal of a
director only for cause and only by the affirmative vote of
the holders of at least a majority of the outstanding
shares entitled to vote at an election of directors.				Management		For	For
3F.	Action by Written Consent of Stockholders - Proposal to
amend the Cayman Constitutional Documents to require
stockholders to take action at an annual or special
meeting and prohibit stockholder action by written
consent in lieu of a meeting.				Management		For	For
3G.		Corporate Opportunities - Proposal to amend the Cayman Constitutional Documents to explicitly waive any expectation of corporate opportunities with respect to New Holley's non- employee directors.		Management		For	For
3H.	Other Changes In Connection With Adoption of the
Proposed Organizational Documents - Proposal to
amend the Cayman Constitutional Documents to
authorize (1) changing the corporate name from
"Empower Ltd." to "Holley Inc.", (2) making New Holley's
corporate existence perpetual, and (3) removing certain
provisions related to Empower's status as a blank check
company that will no longer be applicable upon
consummation of the Business Combination.				Management		For	For
4.	Binding Charter Proposals - Proposal to adopt by special
resolution the Proposed Charter in the form attached to
the Proxy Statement as Annex C. The Binding Charter
Proposal is conditioned on the approval of each of the
Business Combination Proposal, the Redomestication
Proposal and the NYSE Proposal. Therefore, if each of
the Business Combination Proposal, the Redomestication
Proposal and the NYSE Proposal is not approved, the
Binding Charter Proposal will have no effect.				Management		For	For
5.	Director Election Proposal - Proposal to elect seven (7)
directors who upon consummation of the Business
Combination will be directors of New Holley. The Director
Election Proposal is conditioned on the approval of each
of the Business Combination Proposal, the
Redomestication Proposal, the NYSE Proposal and the
Binding Charter Proposal. Therefore, if each of the
Business Combination Proposal, the Redomestication
Proposal, the NYSE Proposal and the Binding Charter
Proposal is not approved, the ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
6.	The NYSE Proposal - Proposal to approve, for purposes
of complying with applicable NYSE listing rules, the
issuance of more than 20% of Empower Class A Shares
and Empower Class B Shares pursuant to the Business
Combination. The NYSE Proposal is conditioned on the
approval of each of the Business Combination Proposal,
the Redomestication Proposal and the Binding Charter
Proposal. Therefore, if each of the Business Combination
Proposal, the Redomestication Proposal and the ... (due
to space limits, see proxy statement for full proposal).				Management		For	For
7.	Incentive Plan Proposal - Proposal to approve the Holley
Inc. 2021 Stock Incentive Plan (the "Incentive Plan"), in
the form attached to the Proxy Statement as Annex I,
including the authorization of the initial share reserve
under the Incentive Plan. The Incentive Plan Proposal is
conditioned on the approval of each of the Business
Combination Proposal, the Redomestication Proposal,
the NYSE Proposal and the Binding Charter Proposal.
Therefore, if each of the Business Combination ...(due to
space limits, see proxy statement for full proposal).				Management		For	For
8.	Adjournment Proposal - Proposal to adjourn the
Extraordinary Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if there are insufficient votes for, or otherwise in connection with, the approval of the Business
Combination Proposal, the Redomestication Proposal,
the Binding Charter Approval Proposal, the Incentive
Plan Proposal, the Director Election Proposal and the
NYSE Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	12,285	0	06-Jul-2021	06-Jul-2021
NEWHOLD INVESTMENT CORP.
Security		651448102				Meeting Type	Special
Ticker Symbol		NHIC				Meeting Date	15-Jul-2021
ISIN		US6514481026				Agenda	935469456 - Management
Record Date		10-Jun-2021				Holding Recon Date	10-Jun-2021
City /	Country	/	United States			Vote Deadline Date	14-Jul-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Business Combination Proposal - To approve the
transactions contemplated under the Agreement and
Plan of Merger, dated as of March 5, 2021, as amended
by that certain First Amendment to Agreement and Plan
of Merger dated June 5, 2021 (as amended, the "Merger
Agreement"), by and among NewHold Investment Corp.,
NHIC Sub Inc., a Delaware corporation and wholly-
owned subsidiary of NHIC and Evolv Technologies, Inc.				Management		For	For
2.	Charter Approval Proposal - To approve the Amended
and Restated Certificate of Incorporation of NewHold, to,
among other things, change NHIC's name to "Evolv
Technologies Holdings, Inc.," amend certain provisions
related to authorized capital stock, the required vote to
amend the charter and bylaws, and director removal, and
to divide the board of directors into three classes, with
one class of directors being elected in each year and
each class (except for those directors appointed to our
first annual meeting of stockholders) serving a three-year
term.				Management		For	For
3.		The Stock Plan Proposal - To approve the Evolv Technologies Holdings, Inc. 2021 Incentive Award Plan.		Management		For	For
4.		The Employee Stock Plan Proposal - To approve the Evolv Technologies Holdings, Inc. 2021 Employee Stock Purchase Plan.		Management		For	For
5.	The Nasdaq Proposal - To approve: (i) for purposes of
complying with Nasdaq Listing Rule 5635 (a) and (b), the
issuance of more than 20% of the issued and outstanding
shares of NewHold common stock and the resulting
change in control in connection with the Merger, and (ii)
for purposes of complying with Nasdaq Listing Rule
5635(d), the issuance of more than 20% of the common
stock in connection with the PIPE Investment upon the
consummation of the Business Combination.				Management		For	For
6.	Adjournment Proposal - To consider and vote upon a
proposal to approve the adjournment of the Meeting by
the chairman thereof to a later date, if necessary, under
certain circumstances, including for the purpose of
soliciting additional proxies in favor of the foregoing
Proposals, in the event NHIC does not receive the
requisite stockholder vote to approve the Proposals. This
proposal is called the "Adjournment Proposal" or
"Proposal 6."				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	54,554	0	06-Jul-2021	06-Jul-2021
FG NEW AMERICA ACQUISITION CORP.
Security		30259V106				Meeting Type	Special
Ticker Symbol		FGNA				Meeting Date	16-Jul-2021
ISIN		US30259V1061				Agenda	935467779 - Management
Record Date		21-Jun-2021				Holding Recon Date	21-Jun-2021
City /	Country	/	United States			Vote Deadline Date	15-Jul-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Business Combination Proposal - To consider and vote
upon a proposal to approve and adopt the Business
Combination Agreement, dated as of February 9, 2021 (a
copy of which is attached to this proxy statement as
Annex A) (as amended, the "Business Combination
Agreement"), by and among the Company, Opportunity
Financial, LLC, a Delaware limited liability company
("OppFi"), OppFi Shares, a Delaware limited liability
company ("OFS") and Todd Schwartz, in his capacity as
the member's ... (due to space limits, see proxy
statement for full proposal).				Management		For	For
2.	NYSE Proposal - To consider and vote upon a proposal
to approve, for purposes of complying with applicable
NYSE listing rules, the issuance of more than 20% of the
Company's issued and outstanding common stock (i)
pursuant to the terms of the Business Combination
Agreement and (ii) upon the exchange of the Retained
OppFi Units pursuant to the terms of the OppFi A&R
LLCA, in each case, that may result in a Member owning
more than 20% of our outstanding common stock, or
more than 20% of the ... (due to space limits, see proxy
statement for full proposal).				Management		For	For
3.	Charter Proposal - To consider and vote upon proposal to
approve the Company's proposed second amended and
restated certificate of incorporation (the "proposed
charter"), substantially in the form attached to the
accompanying proxy statement as Annex C, in
connection with the business combination.				Management		For	For
4A.	Advisory Charter Proposal A - to provide that special
meetings of stockholders of the Company may be called,
at any time when the SCG Holders (as defined in the
accompanying proxy statement) beneficially own, in the
aggregate, 35% or more of the voting power of the stock
of the Company entitled to vote generally in the election
of directors, by a representative of the SCG Holders.				Management		For	For
4B.	Advisory Charter Proposal B - to provide that, at any time
when the SCG Holders beneficially own, in the
aggregate, less than 35% of the voting power of the stock
of the Company entitled to vote generally in the election
of directors, any action required or permitted to be taken
by the stockholders of the Company must be effected at
a duly called annual or special meeting of such holders
and may not be effected by written consent of the
stockholders; provided, however, that any action required
or ... (due to space limits, see proxy statement for full
proposal).				Management		For	For
4C.	Advisory Charter Proposal C - to provide that, at any time
when the SCG Holders beneficially own, in the
aggregate, 35% or more of the voting power of the stock
of the Company entitled to vote generally in the election
of directors, any action required or permitted to be taken
at any annual or special meeting of stockholders of the
Company may be taken without a meeting, without prior
notice and without a vote, if a consent or consents in
writing, setting forth the action so taken, shall be ...(due
to space limits, see proxy statement for full proposal).				Management		For	For
4D.	Advisory Charter Proposal D - to provide that the
Company opts out of Section 203 of the Delaware
General Corporation Law, which prevents certain
Delaware corporations, under certain circumstances,
from engaging in a "business combination" with certain
"interested stockholders" and their affiliates, and, instead, effective immediately following the Closing of the
business combination, the Company shall not engage in
any business combination (as defined in the proposed
charter), at ...(due to space limits, see proxy statement
for full proposal).				Management		For	For
4E.	Advisory Charter Proposal E - to provide that, at any time
when the SCG Holders beneficially own, in the
aggregate, 35% or more of the voting power of the stock
of the Company entitled to vote generally in the election
of directors, any newly created directorships resulting
from an increase in the number of directors and any
vacancies on the Board resulting from death, resignation,
retirement, disqualification, removal or other cause may
be filled by (i) the affirmative vote or written ... (due to
space limits, see proxy statement for full proposal).				Management		For	For
4F.	Advisory Charter Proposal F - to provide that, at any time
when the SCG Holders beneficially own, in the
aggregate, 35% or more of the voting power of the stock
of the Company entitled to vote generally in the election
of directors, any or all of the directors may be removed
from office at any time, either with or without cause and
only by the affirmative vote or written consent of the
holders of at least a majority in voting power of all then
outstanding shares of common stock, voting together as
....(due to space limits, see proxy statement for full
proposal).				Management		For	For
4G.		Advisory Charter Proposal G - to change the name of the new public entity to "OppFi Inc." from "FG New America Acquisition Corp.".		Management		For	For
4H.	Advisory Charter Proposal H - to, upon completion of the
business combination, increase the authorized capital
stock from 401,000,000 shares, consisting of
380,000,000 shares of Class A common stock,
20,000,000 shares of Class B common stock and
1,000,000 shares of preferred stock, to 501,000,000
shares, which would consist of 500,000,000 shares of
common stock, including (i) 379,000,000 shares of Class
A common stock, (ii) 6,000,000 shares of Class B
common stock, and (iii) 115,000,000 ...(due to space
limits, see proxy statement for full proposal).				Management		For	For
5.	Incentive Plan Proposal - To consider and vote upon a
proposal to approve the Incentive Plan, substantially in
the form attached to the accompanying proxy statement
as Annex E, including the authorization of the initial share
reserve under the Incentive Plan.				Management		For	For
6.	ESPP Proposal - To consider and vote upon a proposal
to approve, assuming the condition precedent proposals
are approved and adopted, the ESPP, substantially in the
form attached to the accompanying proxy statement as
Annex F, including the authorization of the initial share
reserve under the ESPP.				Management		For	For
7.		DIRECTOR		Management
1		Christina Favilla				For	For
2		Jocelyn Moore				For	For
3		Ted Schwartz				For	For
4		Jared Kaplan				For	For
5		Greg Zeeman				For	For
6		David Vennettilli				For	For
7		Todd Schwartz				For	For
8.	Adjournment Proposal - To consider and vote upon a
proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if there are
insufficient votes for, or otherwise in connection with, the
approval of the condition precedent proposals.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	27,076	0	01-Jul-2021	01-Jul-2021
10X CAPITAL VENTURE ACQUISITION CORP.
Security		88025V107				Meeting Type	Special
Ticker Symbol		VCVC				Meeting Date	21-Jul-2021
ISIN		US88025V1070				Agenda	935471879 - Management
Record Date		02-Jun-2021				Holding Recon Date	02-Jun-2021
City /	Country	/	United States			Vote Deadline Date	20-Jul-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Merger Proposal - To adopt the Agreement and Plan
of Merger, dated as of February 3, 2021 and to approve
the merger contemplated by such agreement (the
"Merger") by and among REE Automotive Ltd, a
corporation organized under the laws of Israel ("REE"),
Spark Merger Sub Inc., a Delaware corporation and a
direct, wholly-owned subsidiary of REE ("Merger Sub"),
and the Company, which provides for, among other
things, the merger of Merger Sub with and into the
Company, with Company surviving as a wholly-owned
subsidiary of REE. In connection with Merger.				Management		For	For
2.	The Class B Charter Proposal - To amend the
Company's amended and restated certificate of
incorporation (the "Existing 10X Capital Charter") by
adopting the second amended and restated certificate of
incorporation (the "Proposed 10X Capital Charter"),
which will provide that, immediately prior to the
consummation of the Merger, all shares of 10X Capital
Class B Common Stock will automatically convert into
shares of 10X Class A Common Stock with an amended
conversion ratio adjustment.				Management		For	For
3.	The Material Differences Charter Proposal - To approve
the material differences between the Existing 10X Capital
Charter and REE's articles of association to be in effect
following the Merger (the "Amended and Restated
Articles").				Management		For	For
4.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, the
Company is not authorized to consummate the Merger.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	35,960	0	14-Jul-2021	14-Jul-2021
ROTH CH ACQUISITION II
Security		778673103				Meeting Type	Special
Ticker Symbol		ROCC				Meeting Date	27-Jul-2021
ISIN		US7786731031				Agenda	935473695 - Management
Record Date		07-Jul-2021				Holding Recon Date	07-Jul-2021
City /	Country	/	United States			Vote Deadline Date	26-Jul-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to approve and
adopt, assuming each of the Charter Proposal and the
Nasdaq Proposal is approved and adopted, the
agreement and plan of merger, dated as of April 14, 2021
(the "Merger Agreement"), by and among ROCC, Roth
CH II Merger Sub Corp., a Delaware corporation and
wholly- owned subsidiary of ROCC ("Merger Sub"), and
Reservoir Holdings, Inc., a Delaware corporation
("Reservoir"), pursuant to which Merger Sub will be
merged with and into Reservoir, with ...(due to space
limits, see proxy statement for full proposal).				Management		For	For
2A.	To approve the proposed Second Amended and
Restated Certificate of Incorporation of ROCC, a copy of
which is attached to the proxy statement as Annex B: to
amend the name of the new public entity from "Roth CH
Acquisition II Co." to "Reservoir Media, Inc."				Management		For	For
2B.	To approve the proposed Second Amended and
Restated Certificate of Incorporation of ROCC, a copy of
which is attached to the proxy statement as Annex B: to
remove various provisions applicable only to blank check
companies.				Management		For	For
2C.	To approve the proposed Second Amended and
Restated Certificate of Incorporation of ROCC, a copy of
which is attached to the proxy statement as Annex B: to
increase total number of authorized shares of the
Combined Company's common stock to 750,000,000.				Management		For	For
2D.	To approve the proposed Second Amended and
Restated Certificate of Incorporation of ROCC, a copy of
which is attached to the proxy statement as Annex B: to
authorize a total of 75,000,000 shares of the Combined
Company's preferred stock.				Management		For	For
2E.	To approve the proposed Second Amended and
Restated Certificate of Incorporation of ROCC, a copy of
which is attached to the proxy statement as Annex B: to
require an affirmative vote of holders of at least two-thirds
(66 and 2/3%) of the total voting power of all of the then
outstanding shares of stock of the Combined Company,
voting together as a single class, to amend, alter, repeal
or rescind certain provisions of the Proposed Charter.				Management		For	For
2F.	To approve the proposed Second Amended and
Restated Certificate of Incorporation of ROCC, a copy of
which is attached to the proxy statement as Annex B: to
require an affirmative vote of holders of at least two-thirds
(66 and 2/3%) of the voting power of all of the then
outstanding shares of voting stock of the Combined
Company entitled to vote generally in an election of
directors, voting together as a single class, to adopt,
amend, alter or repeal the Combined Company's
amended and restated bylaws.				Management		For	For
2G.	To approve the proposed Second Amended and
Restated Certificate of Incorporation of ROCC, a copy of
which is attached to the proxy statement as Annex B: to
provide for the removal of directors for cause only by
affirmative vote of holders of at least two-thirds (66 and
2/3%) of the voting power of all of the then outstanding
shares of voting stock of the Combined Company entitled
to vote at an election of directors.				Management		For	For
3.	The Nasdaq Proposal - to approve, assuming the
Business Combination Proposal is approved and
adopted, for purposes of complying with applicable listing
rules of the Nasdaq Stock Market LLC ("Nasdaq"), the
issuance of more than 20% of the issued and outstanding
shares of ROCC's common stock in connection with (i)
the terms of the Merger Agreement, which will result in a
change of control, as required by Nasdaq Listing Rule
5635(a) and 5635(b), (ii) the issuance and sale of ...(due
to space limits, see proxy statement for full proposal).				Management		For	For
4.		DIRECTOR		Management
1		Rell Lafargue				For	For
2		Neil de Gelder				For	For
3		Stephen M. Cook				For	For
4		Jennifer G. Koss				For	For
5		Adam Rothstein				For	For
6		Golnar Khosrowshahi				For	For
7		Ezra S. Field				For	For
8		Ryan P. Taylor				For	For
5.	The Incentive Plan Proposal - to approve and adopt,
assuming the Business Combination Proposal is
approved and adopted, Reservoir Media, Inc. 2021
Omnibus Incentive Plan, a copy of which is attached to
this proxy statement as Annex D, which will be assumed
by the Combined Company in connection with the
Business Combination.				Management		For	For
6.	The Adjournment Proposal - to approve a proposal to
adjourn the special meeting of stockholders to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the special meeting of stockholders, there are
not sufficient votes to approve the Business Combination
Proposal, the Charter Proposal, the Nasdaq Proposal,
the Directors Proposal or the Incentive Plan Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	6,302	0	16-Jul-2021	16-Jul-2021
STARBOARD VALUE ACQUISITION CORP
Security		85521J109				Meeting Type	Special
Ticker Symbol		SVAC				Meeting Date	28-Jul-2021
ISIN		US85521J1097				Agenda	935475916 - Management
Record Date		28-Jun-2021				Holding Recon Date	28-Jun-2021
City /	Country	/	United States			Vote Deadline Date	27-Jul-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to (a) approve and adopt the
Agreement and Plan of Merger, dated as of February 21,
2021, by and among SVAC, Mundo Merger Sub 1, Inc.,
Mundo Merger Sub 2, LLC, Cyxtera Technologies, Inc.
("Cyxtera"), and Mundo Holdings, Inc., and (b) approve
the business combination of SVAC and Cyxtera as
described therein (the "Business Combination").				Management		For	For
2.	The Charter Proposal - To consider and vote upon a
proposal to approve and adopt amendments to SVAC's
amended and  restated certificate of incorporation to be
effective upon the consummation of the Business
Combination, which will include amendments to increase
the number of authorized shares of SVAC's common and
preferred stock, eliminate certain provisions in our
Charter that will no longer be applicable to us following
the closing, and approve and adopt certain other
changes.				Management		For	For
3.	The Nasdaq Proposal - To consider and vote upon a
proposal to approve, for purposes of complying with
applicable listing rules of the Nasdaq Stock Market LLC,
the issuance of shares of Class A common stock to SIS
Holdings LP, the PIPE Investors and, if necessary, the
forward purchasers at closing of the Business
Combination.				Management		For	For
4.	The Director Election Proposal - To consider and vote
upon a proposal to elect the nine director nominees to the
board of directors effective as of the closing of the
Business Combination in accordance with the Merger
Agreement.				Management		For	For
5.	The 2021 Incentive Plan Proposal - To consider and vote
upon a proposal to approve and adopt the Cyxtera
Technologies, Inc. 2021 Omnibus Incentive Plan,
substantially in the form attached as Annex G to this
proxy statement, and the material terms thereunder.				Management		For	For
6.	The Adjournment Proposal - To consider and vote upon a
proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary or
appropriate, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Business Combination Proposal, the Charter Proposal,
the Nasdaq Proposal, the Director Election Proposal
and/or the 2021 Incentive Plan Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	19,242	0	20-Jul-2021	20-Jul-2021
CF FINANCE ACQUISITION CORP III
Security		12529D108				Meeting Type	Special
Ticker Symbol		CFAC				Meeting Date	12-Aug-2021
ISIN		US12529D1081				Agenda	935477984 - Management
Record Date		12-Jul-2021				Holding Recon Date	12-Jul-2021
City /	Country	/	United States			Vote Deadline Date	11-Aug-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Pre-Merger Charter Amendment Proposal - To
approve an amendment of CF III's current amended and
restated certificate of incorporation (the "Existing
Charter") to increase the number of authorized shares of
Class A Common Stock from 200,000,000 to
300,000,000 shares for the purposes of carrying out the
Business Combination (as defined below).				Management		For	For
2.	The Business Combination Proposal - To approve and
adopt the Agreement and Plan of Merger, dated February
17, 2021, as amended on April 30, 2021 (as the terms
and conditions therein may be further amended, modified
or waived from time to time, the "Merger Agreement"), by
and among CF III, Meliora Merger Sub, Inc., a Delaware
corporation and wholly-owned subsidiary of CF III
("Merger Sub"), and AEye, Inc., a Delaware corporation
("AEye"), and approve the transactions contemplated
thereby, ...(due to space limits, see proxy statement for
full proposal).				Management		For	For
3.		DIRECTOR		Management
1		Wen Hsieh				For	For
2		Timothy J. Dunn				For	For
3		Luis Dussan				For	For
4		Dr. Karl-Thomas Neumann				For	For
5		Blair LaCorte				For	For
6		Prof. Dr. B. Gottschalk				For	For
7		Carol DiBattiste				For	For
4.	The Nasdaq Proposal - To approve, for purposes of
complying with The Nasdaq Stock Market Listing Rule
5635 (the "Nasdaq Listing Rule"), the issuance of up to
154,081,440 shares of Class A Common Stock, par value
$0.0001 per share, of CF III pursuant to the Merger
Agreement and up to 22,500,000 shares of Class A
Common Stock pursuant to the PIPE Investment.				Management		For	For
5A.	Post-Merger Charter Amendment Proposal A - To
consider and vote upon separate proposals to approve
the following material differences between the proposed
amended and restated certificate of incorporation of the
Combined Entity (the "Amended Charter") that will be in
effect upon the closing of the Merger and the Existing
Charter: Change in Name.				Management		For	For
5B.	Post-Merger Charter Amendment Proposal B - To
consider and vote upon separate proposals to approve
the following material differences between the proposed
amended and restated certificate of incorporation of the
Combined Entity (the "Amended Charter") that will be in
effect upon the closing of the Merger and the Existing
Charter: Change in Corporate Purpose.				Management		For	For
5C.	Post-Merger Charter Amendment Proposal C - To
consider and vote upon separate proposals to approve
the following material differences between the proposed
amended and restated certificate of incorporation of the
Combined Entity (the "Amended Charter") that will be in
effect upon the closing of the Merger and the Existing
Charter: Elimination of Class B Common Stock.				Management		For	For
5D.	Post-Merger Charter Amendment Proposal D - To
consider and vote upon separate proposals to approve
the following material differences between the proposed
amended and restated certificate of incorporation of the
Combined Entity (the "Amended Charter") that will be in
effect upon the closing of the Merger and the Existing
Charter: Additional Director Class and Increased Term.				Management		For	For
5E.	Post-Merger Charter Amendment Proposal E - To
consider and vote upon separate proposals to approve
the following material differences between the proposed
amended and restated certificate of incorporation of the
Combined Entity (the "Amended Charter") that will be in
effect upon the closing of the Merger and the Existing
Charter: Amendment of Corporate Opportunities
Provision.				Management		For	For
5F.	Post-Merger Charter Amendment Proposal F - To
consider and vote upon separate proposals to approve
the following material differences between the proposed
amended and restated certificate of incorporation of the
Combined Entity (the "Amended Charter") that will be in
effect upon the closing of the Merger and the Existing
Charter: Removal of Blank Check Company Provisions.				Management		For	For
6.		The Equity Incentive Plan Proposal - To approve and adopt the Equity Incentive Plan of the Combined Entity.		Management		For	For
7.	The Adjournment Proposal - To consider and vote upon a
proposal to adjourn the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the Special Meeting, there are not sufficient votes to
approve the Pre- Merger Charter Amendment Proposal,
the Business Combination Proposal, the Director Election
Proposal, the Nasdaq Proposal, the Post-Merger Charter
Amendment Proposals, or the Equity Incentive Plan
Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	4,542	0	02-Aug-2021	02-Aug-2021
TAILWIND ACQUISITION CORP.
Security		87403Q102				Meeting Type	Special
Ticker Symbol		TWND				Meeting Date	17-Aug-2021
ISIN		US87403Q1022				Agenda	935468543 - Management
Record Date		02-Jun-2021				Holding Recon Date	02-Jun-2021
City /	Country	/	United States			Vote Deadline Date	16-Aug-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to approve the Business
Combination Agreement, dated as of March 1, 2021, by
and among Tailwind Acquisition Corp., a Delaware
corporation ("Tailwind"), Compass Merger Sub, Inc., a
Delaware corporation and wholly owned subsidiary of
Tailwind ("Merger Sub"), QOMPLX, Inc., a Delaware
corporation ("QOMPLX") and Rationem, LLC, a Delaware
limited liability company, in its capacity as the
representative of the stockholders of QOMPLX and
....(due to space limits, see proxy statement for full
proposal).				Management		For	For
2.	The Charter Proposal - To consider and vote upon a
proposal to approve New QOMPLX's (as defined in the
proxy statement/ prospectus) amended and restated
certificate of incorporation, to be approved and adopted
in connection with the Business Combination, a form of
which is attached to the proxy statement/prospectus as
Annex B (the "Post-Closing New QOMPLX Certificate of
Incorporation").				Management		For	For
3.		Governing Documents Proposal - To decrease the number of authorized shares of Tailwind from 551,000,000 to 501,000,000.		Management		For	For
4.		Governing Documents Proposal - To eliminate the classification of Tailwind's Class B common stock, par value $0.0001 per share.		Management		For	For
5.	Governing Documents Proposal - To provide that the
number of authorized shares of common stock or
preferred stock may be increased or decreased by the
affirmative vote of the holders of at least a majority of the voting power of the stock outstanding and entitled to vote
thereon irrespective of the provisions of Section 242(b)(2)
of the Delaware General Corporation Law.				Management		For	For
6.		Governing Documents Proposal - To remove the provisions regarding the doctrine of corporate opportunity from the Post- Closing New QOMPLX Certificate of Incorporation.		Management		For	For
7.	Governing Documents Proposal - To provide that the
vote of two- thirds of the voting power of the stock
outstanding and entitled to vote thereon, voting together
as a single class, shall be required to adopt, amend or
repeal any portion of Post-Closing New QOMPLX
Certificate of Incorporation inconsistent with Article V(B)
(Preferred Stock), Article VI, Article VII, Article VIII, Article
IX, Article X and Article XI of the Post-Closing New
QOMPLX Certificate of Incorporation.				Management		For	For
8.	The NYSE Proposal - To consider and vote upon a
proposal to approve, for purposes of complying with
applicable listing rules of the New York Stock Exchange,
the issuance of shares of Class A common stock, par
value $0.0001 per share, of New QOMPLX.				Management		For	For
9.		The Incentive Plan Proposal - To consider and vote upon a proposal to approve and adopt the 2021 QOMPLX, Inc. Incentive Equity Plan.		Management		For	For
10.	The Adjournment Proposal - To consider and vote upon a
proposal to adjourn the Tailwind Special Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Tailwind Special
Meeting, there are not sufficient votes to approve any of
the Business Combination Proposal, the Charter
Proposal, the NYSE Proposal or the Incentive Plan
Proposal, or holders of Tailwind's Class A Common Stock
have elected to ...(due to space limits, see proxy
statement for full proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	13,098	0	01-Jul-2021	01-Jul-2021
NEXTGEN ACQUISITION CORPORATION
Security		G65305107				Meeting Type	Special
Ticker Symbol		NGAC				Meeting Date	18-Aug-2021
ISIN		KYG653051071				Agenda	935481553 - Management
Record Date		02-Jul-2021				Holding Recon Date	02-Jul-2021
City /	Country	/	United States			Vote Deadline Date	17-Aug-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The BCA Proposal - to consider and vote upon a
proposal to approve by ordinary resolution and adopt the
Agreement and Plan of Merger, dated as of February 21,
2021, as amended on May 14, 2021 (the "Merger
Agreement"), by and among NextGen Acquisition
Corporation ("NextGen"), Sky Merger Sub I, Inc. ("Merger
Sub") and Xos, Inc. ("Xos"), a copy of which is attached
to the proxy statement/prospectus statement as Annex A.
The Merger Agreement provides for, among other things,
the merger of Merger Sub with ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
2.	The Domestication Proposal - to consider and vote upon
a proposal to approve by special resolution, the change
of NextGen's jurisdiction of incorporation by deregistering
as an exempted company in the Cayman Islands and
continuing and domesticating as a corporation
incorporated under the laws of the State of Delaware (the
"Domestication" and, together with the Merger, the
"Business Combination") (the "Domestication Proposal").				Management		For	For
2A.	Organizational Documents Proposals - to consider and
vote upon the following four separate proposals
(collectively, the "Organizational Documents Proposals")
to approve by special resolution, the following material
differences between NextGen's Amended and Restated
Memorandum and Articles of Association (as may be
amended from time to time, the "Cayman Constitutional
Documents") and the proposed new certificate of
incorporation ("Proposed Certificate of Incorporation")
and the proposed new ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
3.	Organizational Documents Proposal A - to authorize the
change in the authorized share capital of NextGen from
500,000,000 Class A ordinary shares, par value $0.0001
per share (the "NextGen Class A ordinary shares"),
50,000,000 Class B ordinary shares, par value $0.0001
per share (the "NextGen Class B ordinary shares" and,
together with the Class A ordinary shares, the "ordinary
shares"), and 5,000,000 preferred shares, par value
$0.0001 per share (the "NextGen preferred shares"), to
1,000,000,000 shares ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
4.	Organizational Documents Proposal B - to authorize the
board of directors of New Xos (the "New Xos Board") to
issue any or all shares of New Xos preferred stock in one
or more series, with such terms and conditions as may be
expressly determined by the New Xos Board and as may
be permitted by the DGCL ("Organizational Documents
Proposal B").				Management		For	For
5.	Organizational Documents Proposal C - to provide that
the New Xos Board be divided into three classes, with
each class made up of, as nearly as may be possible, of
one-third of the total number of directors constituting the
entire New Xos Board, with only one class of directors
being elected in each year and each class serving a
three-year term ("Organizational Documents Proposal
C").				Management		For	For
6.	Organizational Documents Proposal D - to authorize all
other changes in connection with the replacement of
Cayman Constitutional Documents with the Proposed
Certificate of Incorporation and Proposed Bylaws in
connection with the consummation of the Business
Combination (copies of which are attached to the proxy
statement/prospectus as Annex I and Annex J,
respectively), including (1) changing the corporate name
from "NextGen Acquisition Corporation" to "Xos, Inc.", (2)
making New ...(due to space limits, see proxy statement
for full proposal).				Management		For	For
7.	The Director Election Proposal - to consider and vote
upon a proposal to approve by ordinary resolution,
assuming the BCA Proposal, the Domestication Proposal
and the Organizational Documents Proposals are
approved, to elect six directors who, upon consummation
of the Business Combination, will be the directors of New
Xos (the "Director Election Proposal").				Management		For	For
8.	The Stock Issuance Proposal - to consider and vote upon
a proposal to approve by ordinary resolution for purposes
of complying with the applicable provisions of The
Nasdaq Stock Market Listing Rule 5635, the issuance of
New Xos common stock to (a) the PIPE Investors (as
defined in the proxy statement/prospectus), including the
Sponsor Related PIPE Investor (as defined in the proxy
statement/prospectus), pursuant to the PIPE Investment
(as defined in the proxy ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
9.		The Equity Incentive Plan Proposal - to consider and vote upon a proposal to approve by ordinary resolution, the Xos, Inc. 2021 Equity Incentive Plan (the "Equity Incentive Plan Proposal").		Management		For	For
10.		The ESPP Proposal - to consider and vote upon a proposal to approve by ordinary resolution, the Xos, Inc. 2021 Employee Stock Purchase Plan (the "ESPP Proposal").		Management		For	For
11.	The Adjournment Proposal - to consider and vote upon a
proposal to approve the adjournment of the extraordinary
general meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for the approval of one or more proposals at the extraordinary general meeting (the
"Adjournment Proposal").				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	12,285	0	06-Aug-2021	06-Aug-2021
LIV CAPITAL ACQUISITION CORP.
Security		G5510C108				Meeting Type	Special
Ticker Symbol		LIVK				Meeting Date	18-Aug-2021
ISIN		KYG5510C1087				Agenda	935481971 - Management
Record Date		15-Jul-2021				Holding Recon Date	15-Jul-2021
City /	Country	/	Mexico			Vote Deadline Date	17-Aug-2021
SEDOL(s)						Quick Code

Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal. To approve by an
ordinary resolution, that the transactions contemplated by
the Agreement and Plan of Merger, dated as of May 9,
2021 (as amended or modified from time to time, the
"merger agreement"), by and among LIV Capital
Acquisition Corp., a Cayman Islands exempted company
("LIVK") and AgileThought, Inc., a Delaware corporation
("AT"), pursuant to which LIVK will domesticate as a new
Delaware corporation and AT will subsequently be
merged with and ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
2.	The Nasdaq Proposal. To approve by ordinary resolution,
that, for purposes of complying with applicable listing
rules of The Nasdaq Stock Market LLC (the "Nasdaq"),
the issuance by LIVK of (i) 2,650,000 shares of Class A
common stock to the subscription investors pursuant to
the subscription agreements and (ii) up to 36,712,131
shares of Class A common stock to equityholders of
AgileThought, Inc., including LIV Fund IV solely with
respect to its shares held as a pre-merger AT equity
holder, pursuant to ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
3.	The Domestication Proposal. To approve by special
resolution that LIV Capital Acquisition Corp. be
transferred by way of continuation to Delaware pursuant
to Part XII of the Companies Act (As Revised) of the
Cayman Islands and Section 388 of the General
Corporation Law of the State of Delaware and,
immediately upon being de-registered in the Cayman
Islands, LIV Capital Acquisition Corp. be continued and
domesticated as a corporation under the laws of the state
of Delaware and, ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
4.	The Charter Amendment Proposal. To approve by
special resolution, that the Amended and Restated
Memorandum and Articles of Association of LIV Capital
Acquisition Corp. currently in effect be amended and
restated by the deletion in their entirety and the
substitution in their place of the proposed Certificate of
Incorporation (a copy of which is attached to the proxy
statement/prospectus in respect of the shareholders
meeting as Annex B) including the authorization of the
change in authorized share capital as indicated therein.				Management		For	For
5.	To approve by ordinary resolution, that, (x) in connection
with the amendment and restatement of the Amended
and Restated Memorandum and Articles of Association of
LIV Capital Acquisition Corp. by deleting them in their
entirety and substituting in their place the proposed
Certificate of Incorporation (a copy of which is attached to the proxy statement/prospectus in respect of the
shareholders meeting as Annex B), the provisions in the
proposed Certificate of ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
6.	To approve by ordinary resolution, that, in connection
with the amendment and restatement of the Amended
and Restated Memorandum and Articles of Association of
LIV Capital Acquisition Corp. by deleting them in their
entirety and substituting in their place the proposed
Certificate of Incorporation (a copy of which is attached to the proxy statement/prospectus in respect of the
shareholders meeting as Annex B), the provisions in the
proposed Certificate of Incorporation dividing the board of
directors ...(due to space limits, see proxy statement for
full proposal).				Management		For	For
7.	To approve by ordinary resolution, that, in connection
with the amendment and restatement of the Amended
and Restated Memorandum and Articles of Association of
LIV Capital Acquisition Corp. by deleting them in their
entirety and substituting in their place the proposed
Certificate of Incorporation (a copy of which is attached to the proxy statement/prospectus in respect of the
shareholders meeting as Annex B), the provisions in the
proposed Certificate of Incorporation providing that the
directors may ...(due to space limits, see proxy statement
for full proposal).				Management		For	For
8.	To approve by ordinary resolution, that, in connection
with the amendment and restatement of the Amended
and Restated Memorandum and Articles of Association of
LIV Capital Acquisition Corp. by deleting them in their
entirety and substituting in their place the proposed
Certificate of Incorporation (a copy of which is attached to the proxy statement/prospectus in respect of the
shareholders meeting as Annex B), the provisions in the
proposed Certificate of Incorporation removing the ability
of ...(due to space limits, see proxy statement for full
proposal).				Management		For	For
9.	To approve by ordinary, advisory resolution, that, in
connection with the amendment and restatement of the
Amended and Restated Memorandum and Articles of
Association of LIV Capital Acquisition Corp. by deleting
them in their entirety and substituting in their place the
proposed Certificate of Incorporation (a copy of which is
attached to the proxy statement/prospectus in respect of
the shareholders meeting as Annex B), the provisions in
the proposed Certificate of ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
10.	To approve by ordinary, advisory resolution, that in
connection with the amendment and restatement of the
Amended and Restated Memorandum and Articles of
Association of LIV Capital Acquisition Corp. by deleting
them in their entirety and substituting in their place the
proposed Certificate of Incorporation (a copy of which is
attached to the proxy statement/prospectus in respect of
the shareholders meeting as Annex B), the provisions in
the proposed Certificate of ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
11.	The Equity Incentive Plan Proposal. To approve by
ordinary resolution, that the New AT 2021 Equity
Incentive Plan in the form attached to the proxy
statement/prospectus dated July 29, 2021 be adopted
and approved in all respects.				Management		For	For
12.	The Employee Stock Purchase Plan Proposal. To
approve by ordinary resolution, that the New AT 2021
Employee Stock Purchase Plan in the form attached to
the proxy statement/prospectus dated July 29, 2021 be
adopted and approved in all respects.				Management		For	For
13.	The Adjournment Proposal. To approve by ordinary
resolution, that the adjournment of the general meeting to
a later date or dates, if necessary or appropriate, to
permit further solicitation and vote of proxies in the event that it is determined by LIV Capital Acquisition Corp. that
more time is necessary or appropriate to approve one or
more proposals at the general meeting be approved and
adopted in all respects.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	46,360	0	05-Aug-2021	05-Aug-2021
LOCUST WALK ACQUISITION CORP
Security		54015L301				Meeting Type	Special
Ticker Symbol		LWACU				Meeting Date	24-Aug-2021
ISIN		US54015L3015				Agenda	935485599 - Management
Record Date		06-Aug-2021				Holding Recon Date	06-Aug-2021
City /	Country	/	United States			Vote Deadline Date	23-Aug-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Transaction Proposal - to approve the transactions
contemplated under the Agreement and Plan of Merger,
dated as of May 26, 2021 ("Merger Agreement"), by and
among Locust Walk Acquisition Corp. ("LWAC"), Locust
Walk Merger Sub, Inc., a Delaware corporation and
wholly-owned subsidiary of LWAC ("Merger Sub"), and
eFFECTOR Therapeutics, Inc., a Delaware corporation
("eFFECTOR") (the "Business Combination"), pursuant to
which Merger Sub will merge with and into eFFECTOR
(the "Merger") with eFFECTOR surviving the Merger as a
wholly owned subsidiary of LWAC.				Management		For	For
2.	Amendment Proposal - to approve Amended and
Restated Certificate of Incorporation of LWAC, to, among
other things, change LWAC's name to "eFFECTOR
Therapeutics, Inc.," amend certain provisions related to
authorized capital stock, required vote to amend the
charter & bylaws, & director removal, & to divide the
board into three classes, with one class of directors being
elected in each year & each class (except for those
directors appointed to our first annual meeting ) serving a
three-year term, in each case, to be effective upon
consummation of the Business Combination.				Management		For	For
3.		Incentive Plan Proposal - to approve the eFFECTOR Therapeutics, Inc. 2021 Incentive Award Plan (the "Incentive Plan") to be effective upon the consummation of the Business Combination.		Management		For	For
4.		ESPP Proposal - to approve the eFFECTOR Therapeutics, Inc. 2021 Employee Stock Purchase Plan (the "ESPP") to be effective upon the consummation of the Business Combination.		Management		For	For
5.	Nasdaq Proposal - to approve: (i) for purposes of
complying with Nasdaq Listing Rule 5635(a) and (b), the
issuance of more than 20% of the issued and outstanding
shares of LWAC's common stock and the resulting
change in control in connection with the Merger, and (ii)
for purposes of complying with Nasdaq Listing Rule
5635(d), the issuance of more than 20% of LWAC's
common stock in a private placement to certain
accredited investors upon the consummation of the
Business Combination.				Management		For	For
6.	Adjournment Proposal - to approve the adjournment of
the special meeting by the chairman thereof to a later
date, if necessary, under certain circumstances, including
for the purpose of soliciting additional proxies in favor of the foregoing proposals, in the event LWAC does not
receive the requisite stockholder vote to approve the
proposals 1-5.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	2	0	16-Aug-2021	16-Aug-2021
LOCUST WALK ACQUISITION CORP
Security		54015L103				Meeting Type	Special
Ticker Symbol		LWAC				Meeting Date	24-Aug-2021
ISIN		US54015L1035				Agenda	935485599 - Management
Record Date		06-Aug-2021				Holding Recon Date	06-Aug-2021
City /	Country	/	United States			Vote Deadline Date	23-Aug-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Transaction Proposal - to approve the transactions
contemplated under the Agreement and Plan of Merger,
dated as of May 26, 2021 ("Merger Agreement"), by and
among Locust Walk Acquisition Corp. ("LWAC"), Locust
Walk Merger Sub, Inc., a Delaware corporation and
wholly-owned subsidiary of LWAC ("Merger Sub"), and
eFFECTOR Therapeutics, Inc., a Delaware corporation
("eFFECTOR") (the "Business Combination"), pursuant to
which Merger Sub will merge with and into eFFECTOR
(the "Merger") with eFFECTOR surviving the Merger as a
wholly owned subsidiary of LWAC.				Management		For	For
2.	Amendment Proposal - to approve Amended and
Restated Certificate of Incorporation of LWAC, to, among
other things, change LWAC's name to "eFFECTOR
Therapeutics, Inc.," amend certain provisions related to
authorized capital stock, required vote to amend the
charter & bylaws, & director removal, & to divide the
board into three classes, with one class of directors being
elected in each year & each class (except for those
directors appointed to our first annual meeting ) serving a
three-year term, in each case, to be effective upon
consummation of the Business Combination.				Management		For	For
3.		Incentive Plan Proposal - to approve the eFFECTOR Therapeutics, Inc. 2021 Incentive Award Plan (the "Incentive Plan") to be effective upon the consummation of the Business Combination.		Management		For	For
4.		ESPP Proposal - to approve the eFFECTOR Therapeutics, Inc. 2021 Employee Stock Purchase Plan (the "ESPP") to be effective upon the consummation of the Business Combination.		Management		For	For
5.	Nasdaq Proposal - to approve: (i) for purposes of
complying with Nasdaq Listing Rule 5635(a) and (b), the
issuance of more than 20% of the issued and outstanding
shares of LWAC's common stock and the resulting
change in control in connection with the Merger, and (ii)
for purposes of complying with Nasdaq Listing Rule
5635(d), the issuance of more than 20% of LWAC's
common stock in a private placement to certain
accredited investors upon the consummation of the
Business Combination.				Management		For	For
6.	Adjournment Proposal - to approve the adjournment of
the special meeting by the chairman thereof to a later
date, if necessary, under certain circumstances, including
for the purpose of soliciting additional proxies in favor of the foregoing proposals, in the event LWAC does not
receive the requisite stockholder vote to approve the
proposals 1-5.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	7,029	0	19-Aug-2021	19-Aug-2021
GOOD WORKS ACQUISITION CORP.
Security		38216X107				Meeting Type	Special
Ticker Symbol		GWAC				Meeting Date	25-Aug-2021
ISIN		US38216X1072				Agenda	935482531 - Management
Record Date		27-Jul-2021				Holding Recon Date	27-Jul-2021
City /	Country	/	United States			Vote Deadline Date	24-Aug-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - RESOLVED, that
Good Works's entry into the Agreement and Plan of
Merger, dated as of March 4, 2021 (as may be amended,
supplemented or otherwise modified from time to time,
the "Merger Agreement"), by and among Currency
Merger Sub, Inc., a Delaware corporation and a wholly-
owned direct subsidiary of GWAC ("Merger Sub"), and
Cipher Mining Technologies Inc., a Delaware corporation
("Cipher"), a copy of which is attached to the
accompanying proxy ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
2A.	Advisory Charter Amendment Proposal A - Under the
Proposed Certificate of Incorporation, New Cipher will be
authorized to issue 510,000,000 shares of GWAC capital
stock, consisting of (i) 500,000,000 shares of common
stock, par value $0.001 per share and (ii) 10,000,000
shares of undesignated preferred stock, par value $0.001
per share, as opposed to the Current Certificate of
Incorporation, which authorizes GWAC to issue
101,000,000 shares of capital stock, consisting of (a)
....(due to space limits, see proxy statement for full
proposal).				Management		For	For
2B.	Advisory Charter Amendment Proposal B - Under the
Proposed Certificate of Incorporation, in addition to any
vote required by Delaware law, Part B of Article IV, Article
V, Article VI, Article VII, Article VIII and Article IX of the
Proposed Certificate of Incorporation may be amended
only by the affirmative vote of the holders of at least two-
thirds of the total voting power of the then outstanding
shares of stock of New Cipher entitled to vote thereon,
voting together as a single class.				Management		For	For
2C.	Advisory Charter Amendment Proposal C - Under the
Proposed Certificate of Incorporation, directors can be
removed only for cause and only by the affirmative vote
of the holders of at least a two-thirds of the outstanding
shares entitled to vote at an election of directors.				Management		For	For
2D.	Advisory Charter Amendment Proposal D - Under the
Proposed Certificate of Incorporation, the New Cipher
Board is expressly authorized to adopt, alter, amend or
repeal the Bylaws in accordance with Delaware law;
provided that, in addition to any vote required by
Delaware law, the adoption, amendment or repeal of the
Bylaws by New Cipher stockholders will require the
affirmative vote of the holders of at least two-thirds of the voting power of all of the then outstanding shares of
voting ...(due to space limits, see proxy statement for full
proposal).				Management		For	For
2E.	Advisory Charter Amendment Proposal E - to provide for
certain additional changes, including, among other things,
(i) changing the corporate name from "Good Works
Acquisition Corp." to "Cipher Mining Inc.", and (ii)
removing certain provisions related to GWAC's status as
a blank check company that will no longer be applicable
upon consummation of the Business Combination, all of
which the GWAC Board believes is necessary to
adequately address the needs of GWAC after the
Business Combination.				Management		For	For
3.		The Incentive Plan Proposal - RESOLVED, that the Incentive Award Plan, a copy of which is attached to the proxy statement/prospectus as Annex L, be approved, ratified and confirmed in all respects.		Management		For	For
4A.		Election of Class I Director until 2022 annual meeting: Caitlin Long		Management		For	For
4B.		Election of Class I Director until 2022 annual meeting: Robert Dykes		Management		For	For
4C.		Election of Class II Director until 2023 annual meeting: Holly Morrow Evans		Management		For	For
4D.		Election of Class II Director until 2023 annual meeting: James Newsome		Management		For	For
4E.		Election of Class II Director until 2023 annual meeting: Wesley Williams		Management		For	For
4F.		Election of Class III Director until 2024 annual meeting: Tyler Page		Management		For	For
4G.		Election of Class III Director until 2024 annual meeting: Cary Grossman		Management		For	For
5.	The Nasdaq Proposal - RESOLVED, that, for purpose of
complying with Nasdaq Listing Rule 5635, the issuance
of GWAC Common Stock in connection with the
Business Combination, the PIPE Financing and the
Bitfury Private Placement be approved, ratified and
confirmed in all respects.				Management		For	For
6.	The Adjournment Proposal - RESOLVED, that, the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Business Combination Proposal, the Charter Proposal,
the Incentive Plan Proposal, the Director Election
Proposal, and the Nasdaq Proposal, or if we determine
that one or more of the closing conditions to Merger
....(due to space limits, see proxy statement for full
proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	11,977	0	06-Aug-2021	06-Aug-2021
BLUE WATER ACQUISITION CORP.
Security		09607T104				Meeting Type	Special
Ticker Symbol		BLUW				Meeting Date	27-Aug-2021
ISIN		US09607T1043				Agenda	935478823 - Management
Record Date		16-Jul-2021				Holding Recon Date	16-Jul-2021
City /	Country	/	United States			Vote Deadline Date	26-Aug-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To approve and
adopt the Agreement and Plan of Merger, dated as of
April 27, 2021 (as it may be amended or supplemented
from time to time, the "Merger Agreement"), by and
among Blue Water, Blue Water Merger Sub Corp., a
Delaware corporation and wholly-owned subsidiary of
Blue Water ("Merger Sub") and Clarus Therapeutics, Inc.,
a Delaware corporation ("Clarus"), and approve the
transactions contemplated thereby, including the merger
of Merger Sub with ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
2.	To approve and adopt a second amendment and
restatement of Blue Water's certificate of incorporation
("Blue Water Charter"): provide that the name of Blue
Water shall be changed to "Clarus Therapeutics
Holdings, Inc."				Management		For	For
3.	To approve and adopt a second amendment and
restatement of Blue Water's certificate of incorporation
("Blue Water Charter"): provide for the structure of the
board of directors of Blue Water (the "Board")
immediately after the consummation of the Business
Combination (the "Closing"), split into three classes of as
even size as practicable, Class I, II, and III, each to serve a term of three (3) years, except for the initial term, for
which the Class I directors will be up for reelection at the
....(due to space limits, see proxy statement for full
proposal).				Management		For	For
4.	To approve and adopt a second amendment and
restatement of Blue Water's certificate of incorporation
("Blue Water Charter"): remove and change certain
provisions in the Blue Water Charter related to Blue
Water's status as a special purpose acquisition company.				Management		For	For
5.	To approve and adopt a second amendment and
restatement of Blue Water's certificate of incorporation
("Blue Water Charter"): conditioned upon the approval of
Proposals 2 through 4, to approve the proposed
Amended Charter in the form appended to the
accompanying proxy statement/prospectus as Annex B,
which includes the approval of all other changes in the
proposed Amended Charter in connection with replacing
the existing Blue Water Charter with the proposed
Amended Charter as of the ... (due to space limits, see
proxy statement for full proposal).				Management		For	For
6.		DIRECTOR		Management
1		John Amory				For	For
2		Alex Zisson				For	For
3		Elizabeth Cermak				For	For
4		Mark Prygocki				For	For
5		Robert Dudley				For	For
6		Kimberly Murphy				For	For
7		Joseph Hernandez				For	For
7.	The Incentive Plan Proposal - To consider and vote upon
a proposal to adopt the Clarus Therapeutics Holdings,
Inc. 2021 Stock Option and Incentive Plan, a copy of
which is appended to the accompanying proxy
statement/prospectus as Annex C.				Management		For	For
8.	The ESPP Proposal - To consider and vote upon a
proposal to adopt the Clarus Therapeutics Holdings, Inc.
2021 Employee Stock Purchase Plan, a copy of which is
appended to the accompanying proxy
statement/prospectus as Annex D.				Management		For	For
9.	The Adjournment Proposal - To consider and vote upon a
proposal to adjourn this special meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the special meeting, there are not sufficient votes to
approve the Business Combination Proposal, the Charter
Amendment Proposals, the Director Election Proposal,
the Incentive Plan Proposal, or the ESPP Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	31,486	0	02-Aug-2021	02-Aug-2021
CHARDAN HEALTHCARE ACQUISITION 2 CORP.
Security		15957T107				Meeting Type	Special
Ticker Symbol		CHAQ				Meeting Date	01-Sep-2021
ISIN		US15957T1079				Agenda	935483862 - Management
Record Date		05-Aug-2021				Holding Recon Date	05-Aug-2021
City /	Country	/	United States			Vote Deadline Date	31-Aug-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	To consider and vote upon a proposal to approve the
transactions (collectively, the "Business Combination")
contemplated by that certain Agreement and Plan of
Merger, dated March 22, 2021 (as it may be amended,
supplemented or otherwise modified from time to time,
the "Merger Agreement"), by and among Chardan,
CHAQ2 Merger Sub, Inc., a Delaware corporation and a
wholly-owned direct subsidiary of Chardan ("Merger
Sub"), and Renovacor, Inc., a Delaware corporation
("Renovacor"), a copy of which is ...(due to space limits,
see proxy statement for full proposal).				Management		For	For
2A.	To consider and vote upon proposal to approve and
adopt changes to the certificate of incorporation of
Chardan reflected in the second amended and restated
certificate of incorporation of Chardan in the form
attached as Annex B to the accompanying proxy
statement / information statement (the "second amended
and restated certificate of incorporation"): to change
Chardan's name from "Chardan Healthcare Acquisition 2
Corp." to "Renovacor, Inc."				Management		For	For
2B.	To consider and vote upon proposal to approve and
adopt changes to the certificate of incorporation of
Chardan reflected in the second amended and restated
certificate of incorporation of Chardan in the form
attached as Annex B to the accompanying proxy
statement / information statement (the "second amended
and restated certificate of incorporation"): to approve the
removal of certain provisions relating to Chardan's status
as a special purpose acquisition company.				Management		For	For
2C.	To consider and vote upon proposal to approve and
adopt changes to the certificate of incorporation of
Chardan reflected in the second amended and restated
certificate of incorporation of Chardan in the form
attached as Annex B to the accompanying proxy
statement / information statement (the "second amended
and restated certificate of incorporation"): to approve an
increase in the number of shares of authorized capital
stock of Chardan.				Management		For	For
2D.	To consider and vote upon proposal to approve and
adopt changes to the certificate of incorporation of
Chardan reflected in the second amended and restated
certificate of incorporation of Chardan in the form
attached as Annex B to the accompanying proxy
statement / information statement (the "second amended
and restated certificate of incorporation"): to approve the
classification of New Renovacor's board of directors into
three separate classes, with directors in each class
serving a three-year term.				Management		For	For
2E.	To consider and vote upon proposal to approve and
adopt changes to the certificate of incorporation of
Chardan reflected in the second amended and restated
certificate of incorporation of Chardan in the form
attached as Annex B to the accompanying proxy
statement / information statement (the "second amended
and restated certificate of incorporation"): to approve the
provision of New Renovacor's proposed certificate that
would require the vote of at least two-thirds of the voting
power of ...(due to space limits, see proxy statement for
full proposal).				Management		For	For
2F.	To consider and vote upon proposal to approve and
adopt changes to the certificate of incorporation of
Chardan reflected in the second amended and restated
certificate of incorporation of Chardan in the form
attached as Annex B to the accompanying proxy
statement / information statement (the "second amended
and restated certificate of incorporation"): to expressly
consent to the selection of the federal district courts of
the United States of America as the sole and exclusive
forum for the ... (due to space limits, see proxy statement
for full proposal).				Management		For	For
2G.	To consider and vote upon proposal to approve and
adopt changes to the certificate of incorporation of
Chardan reflected in the second amended and restated
certificate of incorporation of Chardan in the form
attached as Annex B to the accompanying proxy
statement / information statement (the "second amended
and restated certificate of incorporation"): to approve the
provisions in the proposed certificate that provide that
special meetings of the stockholders of New Renovacor
may be called at ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
2H.	To consider and vote upon proposal to approve and
adopt changes to the certificate of incorporation of
Chardan reflected in the second amended and restated
certificate of incorporation of Chardan in the form
attached as Annex B to the accompanying proxy
statement / information statement (the "second amended
and restated certificate of incorporation"): to approve the
provisions in the proposed certificate that would prohibit
stockholders of New Renovacor from acting by written
consent.				Management		For	For
2I.	To consider and vote upon proposal to approve and
adopt changes to the certificate of incorporation of
Chardan reflected in the second amended and restated
certificate of incorporation of Chardan in the form
attached as Annex B to the accompanying proxy
statement / information statement (the "second amended
and restated certificate of incorporation"): to approve the
provisions in the proposed certificate permitting
stockholders to remove a director from office only for
cause.				Management		For	For
2J.	To consider and vote upon proposal to approve and
adopt changes to the certificate of incorporation of
Chardan reflected in the second amended and restated
certificate of incorporation of Chardan in the form
attached as Annex B to the accompanying proxy
statement / information statement (the "second amended
and restated certificate of incorporation"): to approve the
provisions in the proposed certificate that would require
the vote of at least two-thirds of the voting power of New
....(due to space limits, see proxy statement for full
proposal).				Management		For	For
3.	To consider and vote on a proposal to approve and adopt
the Chardan Healthcare Acquisition 2 Corp. 2021
Incentive Plan (the "Incentive Plan") - we refer to this
proposal as the "incentive plan proposal." A copy of the
Incentive Plan is attached to the accompanying proxy
statement / information statement as Annex C.				Management		For	For
4.	To consider and vote upon a proposal to approve, for
purposes of complying with Section 312.03(c) of the
NYSE Listed Company Manual, the issuance of more
than 20% of Chardan's issued and outstanding shares of
common stock in connection with the Business
Combination, including, without limitation, the private
placement of 3,000,000 shares of common stock to
certain investors pursuant subscription agreements
entered into in connection with the Business Combination
- we refer to this proposal as the "NYSE proposal".				Management		For	For
5.	To consider and vote upon a proposal to adjourn the
special meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of the business
combination proposal, the Charter Proposals, the
incentive plan proposal or the NYSE proposal - we refer
to this proposal as the "adjournment proposal."				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	29,794	0	11-Aug-2021	11-Aug-2021
GENESIS PARK ACQUISITION CORP.
Security		G38245109				Meeting Type	Special
Ticker Symbol		GNPK				Meeting Date	01-Sep-2021
ISIN		KYG382451097				Agenda	935485498 - Management
Record Date		02-Aug-2021				Holding Recon Date	02-Aug-2021
City /	Country	/	United States			Vote Deadline Date	31-Aug-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - RESOLVED, as an
ordinary resolution, that (a) GPAC's entry into the
Agreement and Plan of Merger, dated as of March 25,
2021 (as may be amended, supplemented or otherwise
modified from time to time, the "Merger Agreement"), by
and among GPAC, Shepard Merger Sub Corporation, a
Delaware corporation and direct, wholly owned subsidiary
of GPAC ("Merger Sub"), Cosmos Intermediate, LLC, a
Delaware limited liability company and direct, wholly
owned ...(due to space limits, see proxy material for full
proposal).				Management		For	For
2.	The Domestication Proposal - RESOLVED, as a special
resolution, that GPAC be transferred by way of
continuation to Delaware pursuant to Sections 206
through 209 of Part XII of the Companies Act (as
Revised) of the Cayman Islands and Section 388 of the
General Corporation Law of the State of Delaware
("DGCL") and, immediately upon being de-registered in
the Cayman Islands, GPAC be continued and
domesticated as a corporation under the laws of the
State of Delaware (the "Domestication" and ...(due to
space limits, see proxy statement for full proposal).				Management		For	For
3.	The Charter Amendment Proposal - RESOLVED, as a
special resolution, that the existing amended and
restated memorandum and articles of association of
GPAC (together, the "Existing Governing Documents") be
amended and restated by the deletion in their entirety
and the substitution in their place of the proposed new
certificate of incorporation, a copy of which is attached to the accompanying proxy statement/prospectus as Annex
C (the "Proposed Certificate of Incorporation") and the
proposed ...(due to space limits, see proxy statement for
full proposal).				Management		For	For
4.	Governing Documents Proposal A - RESOLVED, as a
non-binding, advisory resolution, that the change in the
authorized share capital of GPAC from (i) US$25,200
divided into 230,000,000 Class A ordinary shares, par
value $0.0001 per share, 20,000,000 Class B ordinary
shares, par value $0.0001 per share, and 2,000,000
preference shares, par value $0.0001 per share, to (ii)
500,000,000 shares of the New Redwire Common Stock
and 100,000,000 shares of preferred stock, par value
$0.0001 per ...(due to space limits, see proxy statement
for full proposal).				Management		For	For
5.	Governing Documents Proposal B - RESOLVED, as a
non-binding, advisory resolution, that the authorization to
the board of directors of New Redwire to issue all or any
shares of New Redwire Preferred Stock in one or more
series and to fix for each such series such voting powers,
designations, preferences and rights and such
qualifications, limitations or restrictions thereof, as may
be determined by the New Redwire Board and as may be
permitted by the DGCL, be approved.				Management		For	For
6.	Governing Documents Proposal C - RESOLVED, as a
non-binding, advisory resolution, that the removal of the
ability of New Redwire stockholders to take action by
written consent in lieu of a meeting from and after the
time that Holdings and its permitted transferees no longer
beneficially own a majority of the voting power of the
then-outstanding shares of capital stock of New Redwire
be approved.				Management		For	For
7.	Governing Documents Proposal D - RESOLVED, as a
non-binding, advisory resolution, that the amendment and
restatement of the Existing Governing Documents be
approved and that all other changes necessary or, as
mutually agreed in good faith by GPAC, Holdings and
Cosmos, desirable in connection with the replacement of
the Existing Governing Documents with the Proposed
Certificate of Incorporation and Proposed Bylaws as part
of the Domestication (copies of which are attached to the
....(due to space limits, see proxy statement for full
proposal).				Management		For	For
8.	The NYSE Proposal - RESOLVED, as an ordinary
resolution, that for purposes of complying with the
applicable provisions of New York Stock Exchange (the
"NYSE") Listing Rule 312.03, the issuance of (i)
37,200,000 shares of New Redwire Common Stock to
Holdings in the Business Combination and (ii) an
aggregate of 10,000,000 shares of New Redwire
Common Stock at a price of $10.00 per share pursuant to
the Subscription Agreements (the "Subscription
Agreements") with certain investors (the "PIPE ...(due to
space limits, see proxy statement for full proposal).				Management		For	For
9.	The Incentive Equity Plan Proposal - RESOLVED, as an
ordinary resolution, that the Redwire Corporation 2021
Omnibus Incentive Plan, a copy of which is attached to
the accompanying proxy statement/prospectus as Annex
J, be adopted and approved.				Management		For	For
10.	The Employee Stock Purchase Plan Proposal -
RESOLVED, as an ordinary resolution, that the Redwire
Corporation 2021 Employee Stock Purchase Plan, a copy
of which is attached to the accompanying proxy
statement/prospectus as Annex K, be adopted and
approved.				Management		For	For
11.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the extraordinary
general meeting to a later date or dates (a) to the extent
necessary to ensure that any required supplement or
amendment to the accompanying proxy
statement/prospectus is provided to GPAC shareholders,
(b) in order to solicit additional proxies from GPAC
shareholders in favor of one or more of the proposals at
the extraordinary general meeting or (c) if GPAC
shareholders redeem an amount of ...(due to space
limits, see proxy statement for full proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	21,842	0	16-Aug-2021	16-Aug-2021
SUSTAINABLE OPPORTUNITIES ACQ. CORP.
Security		G8598Y109				Meeting Type	Special
Ticker Symbol		SOAC				Meeting Date	03-Sep-2021
ISIN		KYG8598Y1098				Agenda	935485943 - Management
Record Date		21-Jun-2021				Holding Recon Date	21-Jun-2021
City /	Country	/	United States			Vote Deadline Date	02-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Continuance Proposal - to consider and vote upon a
proposal by special resolution to approve the migration
and continuance of SOAC from the Cayman Islands to
British Columbia, pursuant to Part XII of the Cayman
Islands Companies Act (as Revised) and Part 9, Division
8 of the Business Corporations Act (British Columbia)
(the "BCBCA") (such continuance, the "Continuance").				Management		For	For
2.	The Business Combination Proposal - to consider and
vote upon a proposal by ordinary resolution to approve
the Business Combination Agreement, dated as of March
4, 2021 (as amended or supplemented from time to time,
the "Business Combination Agreement"), by and among
SOAC, 1291924 B.C. Unlimited Liability Company, an
unlimited liability company existing under the laws of
British Columbia, Canada ("NewCo Sub") and
DeepGreen Metals Inc., a company existing under the
laws of British Columbia, ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
3.	The Charter Proposal - to consider and vote upon the
approval by special resolution of the amendment and
restatement of the Existing Governing Documents (as
defined herein) in their entirety by the notice and articles of association of TMC the metals company Inc. (the
"TMC Articles"), including the change in authorized share
capital and change of name of SOAC to "TMC the metals
company Inc." in connection with the Business
Combination. SOAC refers to this as the "Charter
Proposal."				Management		For	For
4A.	Organizational Documents Proposal 4a - the
establishment of the authorized capital of TMC to consist
of (i) an unlimited number of common shares, (ii) an
unlimited number of preferred shares, issuable in series,
and (iii) the TMC Special Shares, in each case, without
par value (this proposal is referred to herein as
"Organizational Documents Proposal 4a").				Management		For	For
4B.	Organizational Documents Proposal 4b - the
declassification of the board of directors with the result
being that each director will be elected on an annual
basis (this proposal is referred to herein as
"Organizational Documents Proposal 4b").				Management		For	For
4C.	Organizational Documents Proposal 4c - the reduction of
the requisite quorum for a meeting of shareholders from a
majority to at least two shareholders representing no less
than one-third (33 1/3%) of the shares entitled to vote at
such meeting (this proposal is referred to herein as
"Organizational Documents Proposal 4c").				Management		For	For
4D.	Organizational Documents Proposal 4d - the inclusion of
an advance notice provision that requires a shareholder
to provide notice to TMC in advance of a meeting of
shareholders should such shareholder wish to nominate
a person for election to the board of directors (this
proposal is referred to herein as "Organizational
Documents Proposal 4d").				Management		For	For
4E.	Organizational Documents Proposal 4e - the inclusion of
a forum selection provision whereby, subject to limited
exceptions, or unless TMC consents in writing to the
selection of an alternative forum, the Supreme Court of
the Province of British Columbia, Canada, and the
appellate courts therefrom, will be the sole and exclusive
forum for certain shareholder litigation matters (this
proposal is referred to herein as "Organizational
Documents Proposal 4e").				Management		For	For
4F.	Organizational Documents Proposal 4f - certain other
changes, including the changes in the rights and
restrictions attached to the Class B ordinary shares, and
the deletion of the provisions relating to the initial public offering, the Sponsors, the initial business combination
and other related matters (this proposal is referred to
herein as "Organizational Documents Proposal 4f").				Management		For	For
5.	The NYSE Proposal - to consider and vote upon a
proposal by ordinary resolution to approve, for purposes
of complying with the provisions of the New York Stock
Exchange ("NYSE") Listing Rule 312.03, the issuance of
TMC Common Shares (as defined in the accompanying
proxy statement/prospectus), and securities convertible
into or exchangeable for TMC Common Shares, in
connection with the Business Combination and the PIPE
Investment (the "NYSE Proposal").				Management		For	For
6.	The Incentive Award Plan Proposal - to consider and vote
upon the approval by ordinary resolution of the TMC
Incentive Plan (as defined in the accompanying proxy
statement/prospectus). SOAC refers to this as the
"Incentive Award Plan Proposal." A copy of the Incentive
Award Plan Proposal is attached to an amendment to the
accompanying proxy statement/prospectus as Annex D.				Management		For	For
7.	The Adjournment Proposal - to consider and vote upon a
proposal by ordinary resolution to approve the
adjournment of the Extraordinary General Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for the approval of one or more
proposals at the Extraordinary General Meeting (the
"Adjournment Proposal").				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	16,120	0	19-Aug-2021	19-Aug-2021
EATON VANCE SENIOR FLOATING-RATE TRUST
Security		27828Q105				Meeting Type	Annual
Ticker Symbol		EFR				Meeting Date	10-Sep-2021
ISIN		US27828Q1058				Agenda	935477150 - Management
Record Date		08-Jul-2021				Holding Recon Date	08-Jul-2021
City /	Country	/	United States			Vote Deadline Date	09-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Keith Quinton				Split	Split
2		Marcus L. Smith				Split	Split
3		Susan J. Sutherland				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	109,073	0	09-Sep-2021	09-Sep-2021
FIRST TRUST ADVISORS
Security		33740K101				Meeting Type	Annual
Ticker Symbol		FIV				Meeting Date	13-Sep-2021
ISIN		US33740K1016				Agenda	935484080 - Management
Record Date		23-Jul-2021				Holding Recon Date	23-Jul-2021
City /	Country	/	United States			Vote Deadline Date	10-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Richard E. Erickson				Split	Split
2		Thomas R. Kadlec				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	343,819	0	10-Sep-2021	10-Sep-2021
SOARING EAGLE ACQUISITION CORP.
Security		G8354H126				Meeting Type	Special
Ticker Symbol		SRNG				Meeting Date	14-Sep-2021
ISIN		KYG8354H1267				Agenda	935486387 - Management
Record Date		10-Aug-2021				Holding Recon Date	10-Aug-2021
City /	Country	/	United States			Vote Deadline Date	13-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve and adopt, by way of
ordinary resolution, the agreement and plan of merger,
dated as of May 11, 2021 (as may be amended, restated,
supplemented or otherwise modified from time to time,
the "Merger Agreement"), by and among SRNG, SEAC
Merger Sub Inc., a Delaware corporation and a wholly
owned subsidiary of SRNG ("Merger Sub"), and Ginkgo
Bioworks, Inc. a Delaware corporation ("Ginkgo"),
pursuant to which, among other ...(due to space limits,
see proxy statement for full proposal).				Management		For	For
2.	The Domestication Proposal - to consider and vote upon
a proposal to approve, by way of special resolution in
accordance with Article 49 of SRNG's amended and
restated articles of association, assuming the Business
Combination Proposal is approved and adopted, the
transfer of SRNG by way of continuation to Delaware
pursuant to Part XII of the Companies Act (Revised) of
the Cayman Islands and Section 388 of the General
Corporation Law of the State of Delaware and, ...(due to
space limits, see proxy statement for full proposal).				Management		For	For
3.	The Governing Documents Proposal - to consider and
vote upon a proposal to approve and adopt, by way of
special resolution, assuming the Business Combination
Proposal and the Domestication Proposal are approved
and adopted, the proposed certificate of incorporation of
SRNG (the "Proposed Charter"), and the proposed
bylaws of SRNG (the "Proposed Bylaws"), which together
will replace SRNG's amended and restated memorandum
and articles of association, dated October 22, 2020 (the
"Current Charter"), ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
4A.	Advisory Governing Documents Proposal A - Under the
Proposed Charter, New Ginkgo will be authorized to
issue 16,000,000,000 shares of capital stock, consisting
of (i) 15,800,000,000 shares of common stock, including
10,500,000,000 shares of New Ginkgo Class A common
stock, par value $0.0001 per share ("New Ginkgo Class A
common stock"), 4,500,000,000 shares of New Ginkgo
Class B common stock, par value $0.0001 per share
("New Ginkgo Class B common stock"), and 800,000,000
shares of New Ginkgo Class C ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
4B.	Advisory Governing Documents Proposal B - Holders of
shares of New Ginkgo Class A common stock will be
entitled to cast one vote per share of New Ginkgo Class
A common stock on each matter properly submitted to
New Ginkgo's stockholders entitled to vote, holders of
shares of New Ginkgo Class B common stock will be
entitled to cast 10 votes per share of New Ginkgo Class
B common stock on each matter properly submitted to
New Ginkgo's stockholders entitled to vote and holders of
shares of New ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
4C.	Advisory Governing Documents Proposal C - The
number of directors constituting the New Ginkgo board of
directors (the "New Ginkgo Board") shall be fixed from
time to time solely by resolution of the New Ginkgo Board
and the holders of shares of New Ginkgo Class B
common stock shall be entitled to nominate and elect
one-quarter of the total number of directors of New
Ginkgo (the "Class B Directors") for so long as the
outstanding number of shares of Class B common stock
continue to represent ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
4D.	Advisory Governing Documents Proposal D - (i) The
number of authorized shares of New Ginkgo Class A
common stock, New Ginkgo Class B common stock and
New Ginkgo Class C common stock may be increased by
the affirmative vote of the holders of shares representing
a majority of the voting power of all of the outstanding
shares of capital stock of New Ginkgo entitled to vote
thereon, irrespective of the provisions of Section 242(b)
(2) of the DGCL (or any successor provision thereto), (ii)
the ...(due to space limits, see proxy statement for full
proposal).				Management		For	For
4E.	Advisory Governing Documents Proposal E -
Authorization of all other changes in the Proposed
Charter and the Proposed Bylaws, including (1) adopting
Delaware as the exclusive forum for certain stockholder
litigation and the federal district courts of the United States as the exclusive forum for certain other stockholder litigation, in each case unless New Ginkgo
expressly consents in writing to the selection of an
alternative forum, (2) electing not to be governed by
Section 203 of the DGCL and ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
4F.	Advisory Governing Documents Proposal F -
Authorization of an amendment to the Proposed Charter
in order to change the corporate name of "Soaring Eagle
Acquisition Corp." to "Ginkgo Bioworks Holdings, Inc." in
connection with the consummation of the Business
Combination.				Management		For	For
5.	The Director Election Proposal - For holders of SRNG
Class B ordinary shares, to consider and vote upon a
proposal to approve, by way of ordinary resolution,
assuming the Business Combination Proposal, the
Domestication Proposal and the Governing Documents
Proposal are approved and adopted, to elect seven
directors to serve on the New Ginkgo Board; provided
that as long as the outstanding number of shares of New
Ginkgo Class B common stock continue to represent at
least 2% of the ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
6.	The Stock Issuance Proposal - to consider and vote upon
a proposal to approve, by way of ordinary resolution,
assuming the Business Combination Proposal, the
Domestication Proposal, the Governing Documents
Proposal and the Director Election Proposal are
approved and adopted, for the purposes of complying
with the applicable listing rules of Nasdaq, the issuance
of (x) shares of New Ginkgo Class A common stock
pursuant to the terms of the Merger Agreement and (y)
shares of New SRNG Class A common stock ...(due to
space limits, see proxy statement for full proposal).				Management		For	For
7.	The Incentive Plan Proposal - to consider and vote upon
a proposal to approve by way of ordinary resolution,
assuming the Business Combination Proposal, the
Domestication Proposal, the Governing Documents
Proposal, the Director Election Proposal and the Stock
Issuance Proposal are approved and adopted, the
Ginkgo Bioworks Holdings, Inc. 2021 Incentive Award
Plan (the "2021 Plan"), including the authorization of the
initial share reserve under the 2021 Plan (we refer to
such proposal as the "Incentive Plan Proposal").				Management		For	For
8.	The ESPP Proposal - to consider and vote upon a
proposal to approve by way of ordinary resolution,
assuming the Business Combination Proposal, the
Domestication Proposal, the Governing Documents
Proposal, the Director Election Proposal, the Stock
Issuance Proposal and the Incentive Plan Proposal are
approved and adopted, the Ginkgo Bioworks Holdings,
Inc. 2021 Employee Stock Purchase Plan (the "ESPP"),
including the authorization of the initial share reserve
under the ESPP (the "ESPP Proposal").				Management		For	For
9.	The Adjournment Proposal - to consider and vote upon a
proposal to approve by way of ordinary resolution the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the Special Meeting, any of the Business Combination
Proposal, the Domestication Proposal, the Governing
Documents Proposal, the Director Election Proposal, the
Stock Issuance Proposal, the Incentive Plan ...(due to
space limits, see proxy statement for full proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	44,680	0	19-Aug-2021	19-Aug-2021
SOARING EAGLE ACQUISITION CORP.
Security		G8354H100				Meeting Type	Special
Ticker Symbol		SRNGU				Meeting Date	14-Sep-2021
ISIN		KYG8354H1002				Agenda	935486387 - Management
Record Date		10-Aug-2021				Holding Recon Date	10-Aug-2021
City /	Country	/	United States			Vote Deadline Date	13-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve and adopt, by way of
ordinary resolution, the agreement and plan of merger,
dated as of May 11, 2021 (as may be amended, restated,
supplemented or otherwise modified from time to time,
the "Merger Agreement"), by and among SRNG, SEAC
Merger Sub Inc., a Delaware corporation and a wholly
owned subsidiary of SRNG ("Merger Sub"), and Ginkgo
Bioworks, Inc. a Delaware corporation ("Ginkgo"),
pursuant to which, among other ...(due to space limits,
see proxy statement for full proposal).				Management		For	For
2.	The Domestication Proposal - to consider and vote upon
a proposal to approve, by way of special resolution in
accordance with Article 49 of SRNG's amended and
restated articles of association, assuming the Business
Combination Proposal is approved and adopted, the
transfer of SRNG by way of continuation to Delaware
pursuant to Part XII of the Companies Act (Revised) of
the Cayman Islands and Section 388 of the General
Corporation Law of the State of Delaware and, ...(due to
space limits, see proxy statement for full proposal).				Management		For	For
3.	The Governing Documents Proposal - to consider and
vote upon a proposal to approve and adopt, by way of
special resolution, assuming the Business Combination
Proposal and the Domestication Proposal are approved
and adopted, the proposed certificate of incorporation of
SRNG (the "Proposed Charter"), and the proposed
bylaws of SRNG (the "Proposed Bylaws"), which together
will replace SRNG's amended and restated memorandum
and articles of association, dated October 22, 2020 (the
"Current Charter"), ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
4A.	Advisory Governing Documents Proposal A - Under the
Proposed Charter, New Ginkgo will be authorized to
issue 16,000,000,000 shares of capital stock, consisting
of (i) 15,800,000,000 shares of common stock, including
10,500,000,000 shares of New Ginkgo Class A common
stock, par value $0.0001 per share ("New Ginkgo Class A
common stock"), 4,500,000,000 shares of New Ginkgo
Class B common stock, par value $0.0001 per share
("New Ginkgo Class B common stock"), and 800,000,000
shares of New Ginkgo Class C ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
4B.	Advisory Governing Documents Proposal B - Holders of
shares of New Ginkgo Class A common stock will be
entitled to cast one vote per share of New Ginkgo Class
A common stock on each matter properly submitted to
New Ginkgo's stockholders entitled to vote, holders of
shares of New Ginkgo Class B common stock will be
entitled to cast 10 votes per share of New Ginkgo Class
B common stock on each matter properly submitted to
New Ginkgo's stockholders entitled to vote and holders of
shares of New ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
4C.	Advisory Governing Documents Proposal C - The
number of directors constituting the New Ginkgo board of
directors (the "New Ginkgo Board") shall be fixed from
time to time solely by resolution of the New Ginkgo Board
and the holders of shares of New Ginkgo Class B
common stock shall be entitled to nominate and elect
one-quarter of the total number of directors of New
Ginkgo (the "Class B Directors") for so long as the
outstanding number of shares of Class B common stock
continue to represent ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
4D.	Advisory Governing Documents Proposal D - (i) The
number of authorized shares of New Ginkgo Class A
common stock, New Ginkgo Class B common stock and
New Ginkgo Class C common stock may be increased by
the affirmative vote of the holders of shares representing
a majority of the voting power of all of the outstanding
shares of capital stock of New Ginkgo entitled to vote
thereon, irrespective of the provisions of Section 242(b)
(2) of the DGCL (or any successor provision thereto), (ii)
the ...(due to space limits, see proxy statement for full
proposal).				Management		For	For
4E.	Advisory Governing Documents Proposal E -
Authorization of all other changes in the Proposed
Charter and the Proposed Bylaws, including (1) adopting
Delaware as the exclusive forum for certain stockholder
litigation and the federal district courts of the United States as the exclusive forum for certain other stockholder litigation, in each case unless New Ginkgo
expressly consents in writing to the selection of an
alternative forum, (2) electing not to be governed by
Section 203 of the DGCL and ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
4F.	Advisory Governing Documents Proposal F -
Authorization of an amendment to the Proposed Charter
in order to change the corporate name of "Soaring Eagle
Acquisition Corp." to "Ginkgo Bioworks Holdings, Inc." in
connection with the consummation of the Business
Combination.				Management		For	For
5.	The Director Election Proposal - For holders of SRNG
Class B ordinary shares, to consider and vote upon a
proposal to approve, by way of ordinary resolution,
assuming the Business Combination Proposal, the
Domestication Proposal and the Governing Documents
Proposal are approved and adopted, to elect seven
directors to serve on the New Ginkgo Board; provided
that as long as the outstanding number of shares of New
Ginkgo Class B common stock continue to represent at
least 2% of the ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
6.	The Stock Issuance Proposal - to consider and vote upon
a proposal to approve, by way of ordinary resolution,
assuming the Business Combination Proposal, the
Domestication Proposal, the Governing Documents
Proposal and the Director Election Proposal are
approved and adopted, for the purposes of complying
with the applicable listing rules of Nasdaq, the issuance
of (x) shares of New Ginkgo Class A common stock
pursuant to the terms of the Merger Agreement and (y)
shares of New SRNG Class A common stock ...(due to
space limits, see proxy statement for full proposal).				Management		For	For
7.	The Incentive Plan Proposal - to consider and vote upon
a proposal to approve by way of ordinary resolution,
assuming the Business Combination Proposal, the
Domestication Proposal, the Governing Documents
Proposal, the Director Election Proposal and the Stock
Issuance Proposal are approved and adopted, the
Ginkgo Bioworks Holdings, Inc. 2021 Incentive Award
Plan (the "2021 Plan"), including the authorization of the
initial share reserve under the 2021 Plan (we refer to
such proposal as the "Incentive Plan Proposal").				Management		For	For
8.	The ESPP Proposal - to consider and vote upon a
proposal to approve by way of ordinary resolution,
assuming the Business Combination Proposal, the
Domestication Proposal, the Governing Documents
Proposal, the Director Election Proposal, the Stock
Issuance Proposal and the Incentive Plan Proposal are
approved and adopted, the Ginkgo Bioworks Holdings,
Inc. 2021 Employee Stock Purchase Plan (the "ESPP"),
including the authorization of the initial share reserve
under the ESPP (the "ESPP Proposal").				Management		For	For
9.	The Adjournment Proposal - to consider and vote upon a
proposal to approve by way of ordinary resolution the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the Special Meeting, any of the Business Combination
Proposal, the Domestication Proposal, the Governing
Documents Proposal, the Director Election Proposal, the
Stock Issuance Proposal, the Incentive Plan ...(due to
space limits, see proxy statement for full proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	3	0	19-Aug-2021	19-Aug-2021
PIONEER MUNICIPAL HIGH INCOME TRUST
Security		723763108				Meeting Type	Annual
Ticker Symbol		MHI				Meeting Date	15-Sep-2021
ISIN		US7237631087				Agenda	935481818 - Management
Record Date		09-Jul-2021				Holding Recon Date	09-Jul-2021
City /	Country	/	United States			Vote Deadline Date	14-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Craig C. MacKay				Split	Split
2		Thomas J. Perna				Split	Split
3		Fred J. Ricciardi				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	123,099	0	14-Sep-2021	14-Sep-2021
FUSION ACQUISITION CORP.
Security		36118H105				Meeting Type	Special
Ticker Symbol		FUSE				Meeting Date	21-Sep-2021
ISIN		US36118H1059				Agenda	935494740 - Management
Record Date		02-Sep-2021				Holding Recon Date	02-Sep-2021
City /	Country	/	United States			Vote Deadline Date	20-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve the agreement and plan
of merger, dated as of February 11, 2021 (as may be
amended and/or restated from time to time, the "Merger
Agreement"), by and among Fusion Acquisition Corp.
("Fusion"), ML Merger Sub Inc., a Delaware corporation
and a wholly-owned subsidiary of Fusion ("Merger Sub"),
and MoneyLion Inc., a Delaware corporation
("MoneyLion"); and the transactions contemplated
thereby, pursuant to which ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
2A.	The Charter Proposal - A proposal to approve and adopt,
assuming the Business Combination Proposal is
approved and adopted, the A&R Charter, which, if
approved, would take effect upon the Closing (we refer to
this proposal as "Charter Proposal A").				Management		For	For
2B.	The Charter Proposal - A proposal to approve and adopt,
assuming the Business Combination Proposal and
Charter Proposal A are approved and adopted, an
amendment to the A&R Charter to increase the number
of authorized shares of Class A common stock, par value
$0.0001 per share, of New MoneyLion (the "New
MoneyLion Class A common stock") from 380,000,000 to
2,000,000,000 and the total number of authorized shares
from 401,000,000 to 2,200,000,000, which, if approved,
would take ...(due to space limits, see proxy statement for
full proposal).				Management		For	For
3A.	Advisory Charter Proposal 3a - to provide that New
MoneyLion will have authorized capital stock of
2,200,000,000 shares, consisting of 2,000,000,000
shares of Class A common stock, par value $0.0001 per
share (the "New MoneyLion Class A common stock") and
200,000,000 shares of preferred stock, par value $0.0001
per share, as opposed to Fusion having authorized
capital stock of 401,000,000 shares, consisting of
380,000,000 shares of Fusion Class A common stock,
20,000,000 shares of ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
3B.	Advisory Charter Proposal 3b - to provide that directors of
New MoneyLion may be removed from office only for
cause and only with the affirmative vote of the holders of
at least 66 2/3% of the voting power of the outstanding
shares of stock of New MoneyLion.				Management		For	For
3C.		Advisory Charter Proposal 3c - to change the stockholder vote required to amend certain provisions of the Proposed Charter.		Management		For	For
3D.		Advisory Charter Proposal 3d - to change the stockholder vote required to amend the amended and restated bylaws of New MoneyLion (the "Proposed Bylaws").		Management		For	For
3E.	Advisory Charter Proposal 3e - to prohibit stockholders
from acting by written consent by specifying that any
action required or permitted to be taken by stockholders
must be effected by a duly called annual or special
meeting and may not be effected by written consent.				Management		For	For
3F.	Advisory Charter Proposal 3f - to provide for certain
additional changes, including, among other things, (i)
changing the post- business combination company's
corporate name from "Fusion Acquisition Corp." to
"MoneyLion Inc." and making the company's corporate
existence perpetual and (ii) removing certain provisions
related to our status as a blank check company that will
no longer apply upon consummation of the Business
Combination, all of which our board of directors believes
are ...(due to space limits, see proxy statement for full
proposal).				Management		For	For
4.	The Stock Issuance Proposal - to consider and vote upon
a proposal to approve, assuming the Business
Combination Proposal and the Charter Proposals are
approved and adopted, for the purposes of complying
with the applicable listing rules of the NYSE, the issuance
of (x) shares of Fusion Class A common stock pursuant
to the terms of the Merger Agreement and (y) shares of
Fusion Class A common stock to certain institutional
investors (the "PIPE Investors") in connection with the
Private Placement.				Management		For	For
5.	The Incentive Plan Proposal - to consider and vote upon
a proposal to approve, assuming the Business
Combination Proposal, the Charter Proposals and the
Stock Issuance Proposal are approved and adopted, the
MoneyLion Inc. Incentive Plan (the "Incentive Plan"),
including the authorization of the initial share reserve
under the Incentive Plan.				Management		For	For
6.	The ESPP Proposal - to consider and vote upon a
proposal to approve, assuming the Business
Combination Proposal, the Charter Proposals, the Stock
Issuance Proposal and the Incentive Plan Proposal are
approved and adopted, the MoneyLion Inc. Employee
Stock Purchase Plan (the "ESPP"), including the
authorization of the initial share reserve under the ESPP.				Management		For	For
7.	The Adjournment Proposal - to consider and vote upon a
proposal to approve the adjournment of the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, any of
the Business Combination Proposal, the Charter
Proposals, the Stock Issuance Proposal, the Incentive
Plan Proposal and the ESPP Proposal (together the
"condition precedent proposals") would not be duly
approved and ...(due to space limits, see proxy statement
for full proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	5,316	0	15-Sep-2021	15-Sep-2021
UNION ACQUISITION CORP. II
Security		G9402Q100				Meeting Type	Special
Ticker Symbol		LATN				Meeting Date	22-Sep-2021
ISIN		KYG9402Q1001				Agenda	935490968 - Management
Record Date		19-Aug-2021				Holding Recon Date	19-Aug-2021
City /	Country	/	United States			Vote Deadline Date	21-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal: To consider and
vote upon a proposal by ordinary resolution to approve
and adopt the Business Combination Agreement, dated
as of March 31, 2021, as may be amended, by and
among Union, Procaps, Holdco and Merger Sub and the
Transactions contemplated thereby, and the business
combination of Union and Procaps as described therein
(the "Business Combination").				Management		For	For
2.		The Merger Proposal: To consider and vote upon a proposal by special resolution to approve and adopt the Merger with Merger Sub and authorize, approve and confirm the Plan of Merger.		Management		For	For
3.	The Nasdaq Proposal: To consider and vote upon a
proposal by ordinary resolution to approve, for purposes
of complying with applicable listing roles of The Nasdaq
Stock Market the issuance of more than 20% of the
current total issued and outstanding SPAC Ordinary
Shares.				Management		For	For
4.	The Adjournment Proposal: An ordinary resolution to, if
necessary, adjourn the Extraordinary General Meeting to
a later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event there are
insufficient votes for, or otherwise in connection with
Proposals 1, 2 and 3.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	10,363	0	01-Sep-2021	01-Sep-2021
AMPLITUDE HEALTHCARE ACQUISITION CORP
Security		03212A105				Meeting Type	Special
Ticker Symbol		AMHC				Meeting Date	22-Sep-2021
ISIN		US03212A1051				Agenda	935491059 - Management
Record Date		20-Aug-2021				Holding Recon Date	20-Aug-2021
City /	Country	/	United States			Vote Deadline Date	21-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to (a) adopt and approve the
Business Combination Agreement, dated as of May 5,
2021 (as may be amended, supplemented or otherwise
modified from time to time, the "Business Combination
Agreement"), by and among AMHC, Ample Merger Sub,
Inc., a Delaware corporation and wholly owned subsidiary
of AMHC ("Merger Sub"), and Jasper Therapeutics, Inc.,
a Delaware corporation ("Jasper"), pursuant to which
....(due to space limits, see proxy material for full
proposal).				Management		For	For
2.	The Charter Amendment Proposal - to consider and vote
upon a proposal to approve, assuming the Business
Combination Proposal is approved and adopted, a
proposed amended and restated certificate of
incorporation (the "Proposed Charter"), which will amend
and restate AMHC's current amended and restated
certificate of incorporation (the "Current Charter"), and
which Proposed Charter will be in effect when duly filed
with the Secretary of State of the State of Delaware in
connection with the closing of the Business Combination.				Management		For	For
3.	The Bylaws Amendment Proposal - consider and vote
upon a proposal to approve, assuming the Business
Combination Proposal is approved and adopted, the
proposed amended and restated bylaws (the "Proposed
Bylaws"), which will amend and restate AMHC's current
bylaws.				Management		For	For
4A.	The Advisory Charter Amendment Proposal - consider
and vote upon a proposal to approve, on a non-binding
advisory basis, the following material differences between
the Proposed Charter and the Current Charter: Advisory
Charter Proposal A - to change the corporate name of
New Jasper to "Jasper Therapeutics, Inc."				Management		For	For
4B.	The Advisory Charter Amendment Proposal - consider
and vote upon a proposal to approve, on a non-binding
advisory basis, the following material differences between
the Proposed Charter and the Current Charter: Advisory
Charter Proposal B - to increase AMHC's capitalization
so that it will have 490,000,000 authorized shares of
voting common stock, 2,000,000 authorized shares of
non-voting common stock and 10,000,000 authorized
shares of preferred stock.				Management		For	For
4C.	The Advisory Charter Amendment Proposal - consider
and vote upon a proposal to approve, on a non-binding
advisory basis, the following material differences between
the Proposed Charter and the Current Charter: Advisory
Charter Proposal C - to provide that the removal of any
director be only for cause and by the affirmative vote of at least 66 2/3% of New Jasper's then- outstanding shares
of capital stock entitled to vote generally in the election of directors (provided that as of the three-year ...(due to
space limits, see proxy material for full proposal).				Management		For	For
4D.	The Advisory Charter Amendment Proposal - consider
and vote upon a proposal to approve, on a non-binding
advisory basis, the following material differences between
the Proposed Charter and the Current Charter: Advisory
Charter Proposal D - to provide that certain amendments
to provisions of the Proposed Charter will require the
approval of at least 66 2/3% of New Jasper's then-
outstanding shares of capital stock entitled to vote
generally in the election of directors, voting together as a
....(due to space limits, see proxy material for full
proposal).				Management		For	For
4E.	The Advisory Charter Amendment Proposal - consider
and vote upon a proposal to approve, on a non-binding
advisory basis, the following material differences between
the Proposed Charter and the Current Charter: Advisory
Charter Proposal E - to provide that amendments to the
Proposed Bylaws will require the approval of at least 66
2/3% of New Jasper's then-outstanding shares of capital
stock entitled to vote generally in the election of directors, voting together as a single-class (provided that as ...(due
to space limits, see proxy material for full proposal).				Management		For	For
4F.	The Advisory Charter Amendment Proposal - consider
and vote upon a proposal to approve, on a non-binding
advisory basis, the following material differences between
the Proposed Charter and the Current Charter: Advisory
Charter Proposal F - to make New Jasper's corporate
existence perpetual as opposed to AMHC's corporate
existence, which is required to be dissolved and
liquidated 24 months following the closing of its initial
public offering, and to remove from the Proposed Charter
the various ...(due to space limits, see proxy material for
full proposal).				Management		For	For
4G.	The Advisory Charter Amendment Proposal - consider
and vote upon a proposal to approve, on a non-binding
advisory basis, the following material differences between
the Proposed Charter and the Current Charter: Advisory
Charter Proposal G - to remove the provision that allows
certain stockholders to act by written consent as opposed
to holding a stockholders meeting				Management		For	For
4H.	The Advisory Charter Amendment Proposal - consider
and vote upon a proposal to approve, on a non-binding
advisory basis, the following material differences between
the Proposed Charter and the Current Charter: Advisory
Charter Proposal H - to remove the current limitation in
place on the corporate opportunity doctrine.				Management		For	For
5.	The Nasdaq Stock Issuance Proposal - to consider and
vote upon a proposal to approve, assuming the Business
Combination Proposal is approved and adopted, for
purposes of complying with the applicable provisions of
Nasdaq Listing Rule 5635, (a) the issuance of up to
27,500,000 newly issued shares of New Jasper Common
Stock in the Business Combination, which amount will be
determined as described in more detail in the
accompanying proxy statement/prospectus and (b) the
PIPE Investment.				Management		For	For
6.		DIRECTOR		Management
1		Kurt von Emster				For	For
2		Anna French, D.Phil				For	For
3		Judith Shizuru, MD, PhD				For	For
4		William Lis				For	For
5		Christian W. Nolet				For	For
7.	The Equity Incentive Plan Proposal - to consider and vote
upon a proposal to approve, assuming the Business
Combination Proposal is approved and adopted, the
Jasper Therapeutics, Inc. 2021 Equity Incentive Plan, a
copy of which is appended to the accompanying proxy
statement/ prospectus as Annex D, which will become
effective as of the date immediately preceding the date of
the closing of the Business Combination.				Management		For	For
8.	The ESPP Proposal - consider and vote upon a proposal
to approve, assuming the Business Combination
Proposal is approved and adopted, the Jasper
Therapeutics, Inc. 2021 Employee Stock Purchase Plan,
a copy of which is appended to the accompanying proxy
statement/prospectus as Annex E, which will become
effective as of the date immediately preceding the date of
the closing of the Business Combination.				Management		For	For
9.	The Adjournment Proposal - approve a proposal to
adjourn the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the Special Meeting, there are not sufficient votes to
approve the Business Combination Proposal, the Charter
Amendment Proposal, the Bylaws Amendment Proposal,
the Nasdaq Stock Issuance Proposal, the Director
Election Proposal, the Equity Incentive Plan Proposal or
the ...(due to space limits, see proxy material for full
proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	47,778	0	01-Sep-2021	01-Sep-2021
SABA CAPITAL INCOME FUND
Security		78518H103				Meeting Type	Annual
Ticker Symbol		BRW				Meeting Date	24-Sep-2021
ISIN		US78518H1032				Agenda	935484674 - Management
Record Date		16-Jul-2021				Holding Recon Date	16-Jul-2021
City /	Country	/	United States			Vote Deadline Date	23-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Aditya Bindal				Split	Split
2		Karen Caldwell				Split	Split
3		Ketu Desai				Split	Split
4		Kieran Goodwin				Split	Split
5		Thomas Bumbolow				Split	Split
6		Andrew Kellerman				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	3,644,474	0	23-Sep-2021	23-Sep-2021
MONTES ARCHIMEDES ACQUISITION CORP
Security		612657106				Meeting Type	Special
Ticker Symbol		MAAC				Meeting Date	28-Sep-2021
ISIN		US6126571065				Agenda	935485979 - Management
Record Date		10-Aug-2021				Holding Recon Date	10-Aug-2021
City /	Country	/	United States			Vote Deadline Date	27-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal-To consider and
vote upon a proposal to approve the Business
Combination Agreement, dated as of May 1, 2021 (as
amended on June 9, 2021), by and among Montes
Archimedes Acquisition Corp., ("MAAC"), Roivant
Sciences Ltd., ("Roivant"), and Rhine Merger Sub, Inc.,
("Merger Sub") (the "Business Combination Agreement")
and the transactions contemplated thereby (the
"Business Combination"), pursuant to which Merger Sub
will merge with and into MAAC, with MAAC surviving the
merger as a wholly-owned subsidiary of Roivant.				Management		For	For
2.	The Nasdaq Proposal-To consider and vote upon a
proposal to approve, for purposes of complying with
Nasdaq Listing Rule 5635(a), (b) and (d), the issuance of
more than 20% of the issued and outstanding shares of
MAAC Class A common stock and MAAC Class B
common stock upon the completion of the Business
Combination.				Management		For	For
3.	The Adjournment Proposal-To consider and vote upon a
proposal to adjourn the MAAC Special Meeting to a later
date or time, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the MAAC Special Meeting, there are not
sufficient votes to approve the Business Combination
Proposal or holders of shares of MAAC Class A common
stock have elected to redeem an amount of shares of
MAAC Class A common stock.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	12,286	0	19-Aug-2021	19-Aug-2021
TUSCAN HOLDINGS CORP II
Security		90070A103				Meeting Type	Special
Ticker Symbol		THCA				Meeting Date	28-Sep-2021
ISIN		US90070A1034				Agenda	935491035 - Management
Record Date		20-Aug-2021				Holding Recon Date	20-Aug-2021
City /	Country	/	United States			Vote Deadline Date	27-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		Extension Amendment Proposal - Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to December 31, 2021.		Management		For	For
2.		Adjournment Proposal - Approve the adjournment of the special meeting to a later date or dates, if the Company determines that additional time is necessary to effectuate the Extension.		Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	92,638	0	01-Sep-2021	01-Sep-2021
PTK ACQUISITION CORP.
Security		69375F108				Meeting Type	Special
Ticker Symbol		PTK				Meeting Date	28-Sep-2021
ISIN		US69375F1084				Agenda	935491441 - Management
Record Date		24-Aug-2021				Holding Recon Date	24-Aug-2021
City /	Country	/	United States			Vote Deadline Date	27-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to adopt and
approve the Business Combination Agreement, dated as
of May 25, 2021 (the "Business Combination
Agreement"), among PTK, Valens Semiconductor Ltd, a
company organized under the laws of the State of Israel
("Valens") and Valens Merger Sub, Inc., a Delaware
corporation and wholly owned subsidiary of Valens
("Merger Sub"), pursuant to which Merger Sub will merge
with and into PTK, with PTK surviving the merger as a
wholly owned subsidiary of Valens (the "Business
Combination").				Management		For	For
2.	The Adjournment Proposal - to approve a proposal to
adjourn the Special Meeting to a later date or dates if it is determined that more time is necessary or appropriate, in
the judgment of the board of directors of PTK or the
officer presiding over the Special Meeting, for PTK to
consummate the Business Combination.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	32,769	0	15-Sep-2021	15-Sep-2021
STAR PEAK CORP II
Security		855179206				Meeting Type	Special
Ticker Symbol		STPCU				Meeting Date	28-Sep-2021
ISIN		US8551792067				Agenda	935492998 - Management
Record Date		09-Aug-2021				Holding Recon Date	09-Aug-2021
City /	Country	/	United States			Vote Deadline Date	27-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to approve and adopt the
Agreement and Plan of Merger, dated as of May 8, 2021
(as it may be amended and/or restated from time to time,
the "Merger Agreement"), by and among the Star Peak
Corp II (the "Company" or "STPC" and, following the
consummation of the Merger (as defined below), "New
Benson Hill"), STPC II Merger Sub Corp., a Delaware
corporation and wholly-owned subsidiary of STPC
("Merger Sub"), and Benson Hill, ...(due to space limits,
see proxy statement for full proposal).				Management		For	For
2.		The Charter Proposal - To approve the elimination of the Class B Common Stock classification and provide for a single class of common stock.		Management		For	For
3.	The Charter Proposal - To provide that amendments to
the Company's waiver of corporate opportunities will only
be prospective only and provide certain other clarificatory
amendments to the waiver of corporate opportunities
provision.				Management		For	For
4.	The Charter Proposal - To provide that, prior to the third
anniversary of the closing of the Merger, the affirmative
vote of at least 66 2/3% of the voting power of the
outstanding shares of capital stock outstanding and
entitled to vote thereon, voting together as a single class, shall be required to (A) adopt, amend or repeal the
bylaws by action of the stockholders of New Benson Hill,
or (B) to amend or repeal any provision of the Proposed
Charter in Article V (Board of ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
5.	The Charter Proposal - Conditioned upon the approval of
Proposals No. 2 through No. 4 above, a proposal to
approve the Proposed Charter, which includes the
approval of all other changes in the Proposed Charter in
connection with replacing the Existing Charter with the
Proposed Charter, including changing STPC's name from
"Star Peak Corp II" to "Benson Hill, Inc." as of the closing
of the Merger.				Management		For	For
6.	The NYSE Proposal - To consider and vote upon a
proposal to approve, for purposes of complying with
applicable listing rules of the New York Stock Exchange:
(i) the issuance of shares of New Benson Hill common
stock immediately following the consummation of the
merger, pursuant to the PIPE Agreements (as defined in
the Proxy Statement); (ii) the issuance of shares of New
Benson Hill common stock pursuant to the Merger
Agreement; and (iii) the related change of control of
STPC that will occur ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
7.		The Incentive Plan Proposal - To consider and vote upon a proposal to approve and adopt the New Benson Hill 2021 Omnibus Incentive Plan.		Management		For	For
8.	The Adjournment Proposal - To consider and vote upon a
proposal to adjourn the STPC Special Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the STPC Special Meeting, there are not
sufficient votes to approve the Business Combination
Proposal, the Charter Proposals, the NYSE Proposal or
the Incentive Plan Proposal, or holders of STPC's Class
A Common Stock have elected to redeem an amount of
Class A ...(due to space limits, see proxy statement for
full proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	3	0	15-Sep-2021	15-Sep-2021
STAR PEAK CORP II
Security		855179107				Meeting Type	Special
Ticker Symbol		STPC				Meeting Date	28-Sep-2021
ISIN		US8551791077				Agenda	935492998 - Management
Record Date		09-Aug-2021				Holding Recon Date	09-Aug-2021
City /	Country	/	United States			Vote Deadline Date	27-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to approve and adopt the
Agreement and Plan of Merger, dated as of May 8, 2021
(as it may be amended and/or restated from time to time,
the "Merger Agreement"), by and among the Star Peak
Corp II (the "Company" or "STPC" and, following the
consummation of the Merger (as defined below), "New
Benson Hill"), STPC II Merger Sub Corp., a Delaware
corporation and wholly-owned subsidiary of STPC
("Merger Sub"), and Benson Hill, ...(due to space limits,
see proxy statement for full proposal).				Management		For	For
2.		The Charter Proposal - To approve the elimination of the Class B Common Stock classification and provide for a single class of common stock.		Management		For	For
3.	The Charter Proposal - To provide that amendments to
the Company's waiver of corporate opportunities will only
be prospective only and provide certain other clarificatory
amendments to the waiver of corporate opportunities
provision.				Management		For	For
4.	The Charter Proposal - To provide that, prior to the third
anniversary of the closing of the Merger, the affirmative
vote of at least 66 2/3% of the voting power of the
outstanding shares of capital stock outstanding and
entitled to vote thereon, voting together as a single class, shall be required to (A) adopt, amend or repeal the
bylaws by action of the stockholders of New Benson Hill,
or (B) to amend or repeal any provision of the Proposed
Charter in Article V (Board of ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
5.	The Charter Proposal - Conditioned upon the approval of
Proposals No. 2 through No. 4 above, a proposal to
approve the Proposed Charter, which includes the
approval of all other changes in the Proposed Charter in
connection with replacing the Existing Charter with the
Proposed Charter, including changing STPC's name from
"Star Peak Corp II" to "Benson Hill, Inc." as of the closing
of the Merger.				Management		For	For
6.	The NYSE Proposal - To consider and vote upon a
proposal to approve, for purposes of complying with
applicable listing rules of the New York Stock Exchange:
(i) the issuance of shares of New Benson Hill common
stock immediately following the consummation of the
merger, pursuant to the PIPE Agreements (as defined in
the Proxy Statement); (ii) the issuance of shares of New
Benson Hill common stock pursuant to the Merger
Agreement; and (iii) the related change of control of
STPC that will occur ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
7.		The Incentive Plan Proposal - To consider and vote upon a proposal to approve and adopt the New Benson Hill 2021 Omnibus Incentive Plan.		Management		For	For
8.	The Adjournment Proposal - To consider and vote upon a
proposal to adjourn the STPC Special Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the STPC Special Meeting, there are not
sufficient votes to approve the Business Combination
Proposal, the Charter Proposals, the NYSE Proposal or
the Incentive Plan Proposal, or holders of STPC's Class
A Common Stock have elected to redeem an amount of
Class A ...(due to space limits, see proxy statement for
full proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	2,496	0	15-Sep-2021	15-Sep-2021
CA HEALTHCARE ACQUISITION CORP.
Security		12510W107				Meeting Type	Special
Ticker Symbol		CAHC				Meeting Date	28-Sep-2021
ISIN		US12510W1071				Agenda	935494283 - Management
Record Date		01-Sep-2021				Holding Recon Date	01-Sep-2021
City /	Country	/	United States			Vote Deadline Date	27-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Merger Proposal - to consider and approve the
merger of LumiraDx Merger Sub, Inc. ("Merger Sub"), a
newly formed Delaware corporation and wholly owned
subsidiary of LumiraDx Limited ("LumiraDx"), with and
into CAH, with CAH being the surviving corporation in the
merger ("Merger"), pursuant to the Agreement and Plan
of Merger, dated as of April 6, 2021, as amended
pursuant to amendments to the merger agreement, dated
August 19, 2021 and August 27, 2021, (collectively, the
"Merger Agreement") by and among LumiraDx, Merger
Sub and CAH.				Management		For	For
2.	The Charter Proposals - to consider and approve the
following material differences between the constitutional
documents of LumiraDx that will be in effect upon the
closing of the Merger and CAH's current certificate of
incorporation: The name of the new public entity will be
"LumiraDx Limited" as opposed to "CA Healthcare
Acquisition Corp." The authorized share capital of the
new public entity will be US$10,290 divided into,
assuming completion of the Merger Subdivision, (1)
1,769,292,966 ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
3.	To consider and vote upon a proposal to adjourn the
special meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if CAH has
not received sufficient votes at the special meeting to
enable it to consummate the business combination
contemplated by the Merger Agreement.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	1,736	0	15-Sep-2021	15-Sep-2021
GALILEO ACQUISITION CORP.
Security		G3770A102				Meeting Type	Special
Ticker Symbol		GLEO				Meeting Date	28-Sep-2021
ISIN		KYG3770A1022				Agenda	935495160 - Management
Record Date		02-Aug-2021				Holding Recon Date	02-Aug-2021
City /	Country	/	United States			Vote Deadline Date	27-Sep-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Domestication Proposal - To consider and vote upon
a proposal by special resolution to (a) change the
domicile of Galileo pursuant to a transfer by way of
continuation of an exempted company out of the Cayman
Islands and a domestication into the State of Delaware as
a corporation (the "Domestication"). The Domestication
will be effected immediately prior to the consummation of
the Business Combination (as defined below) by Galileo
filing a Certificate of Corporate ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
2.	The Business Combination Proposal - To consider and
vote upon a proposal by ordinary resolution to approve
the Agreement and Plan of Merger and Reorganization,
dated as of April 28, 2021 (as amended or supplemented
from time to time, the "Merger Agreement"), by and
among Galileo Acquisition Corp. ("Galileo"), Galileo
Acquisition Holdings Inc., a Delaware corporation and a
wholly-owned subsidiary of Galileo ("Merger Sub"),
Galileo Founders Holdings, L.P., a Delaware limited
partnership (the ... (due to space limits, see proxy
statement for full proposal).				Management		For	For
3.	The Charter Proposal - To consider and vote on a
proposal by special resolution to approve, in connection
with the Business Combination, the replacement of
Galileo's Amended and Restated Memorandum and
Articles of Association (the "Current Charter") with the
proposed new certificate of incorporation (the "Proposed
Charter") of Galileo, in the form appended to the joint
proxy statement/consent solicitation
statement/prospectus as Annex A, to be effective upon
the Domestication. "RESOLVED, ...(due to space limits,
see proxy statement for full proposal).				Management		For	For
4.	Advisory Organizational Document Proposal 4 - To
approve and adopt provisions in the Proposed Charter,
which will amend and replace the Current Charter if the
Charter Proposal is approved, requiring the affirmative
vote of the holders of at least 66 2/3% of the voting power
of all the then outstanding shares of stock of the
Company entitled to vote to remove a director for cause.				Management		For	For
5.	Advisory Organizational Document Proposal 5 - To
approve and adopt provisions in the Proposed Charter,
which will amend and replace the Current Charter if the
Charter Proposal is approved, providing that (i) special
meetings of stockholders for any purpose or purposes
may be called at any time by the majority of the combined
company Board, the Chairman of the combined company
Board or the Chief Executive Officer of the combined
company, and may not be called by another other person
or persons and ... (due to space limits, see proxy
statement for full proposal).				Management		For	For
6.	Advisory Organizational Document Proposal 6 - To
approve and adopt provisions in the Proposed Charter,
which will amend and replace the Current Charter if the
Charter Proposal is approved, providing adopting
Delaware as the exclusive forum for certain shareholder
litigation.				Management		For	For
7.	Advisory Organizational Document Proposal 7 - To
approve and adopt provisions in the Proposed Charter,
which will amend and replace the Current Charter if the
Charter Proposal is approved, changing the post-
Business Combination company's corporate name from
"Galileo Acquisition Corp." to "Shapeways Holdings, Inc.".				Management		For	For
8.	Advisory Organizational Document Proposal 8 - To
approve and adopt provisions in the Proposed Charter,
which will amend and replace the Current Charter if the
Charter Proposal is approved, to remove certain
provisions related to Galileo's status as a blank check
company that will no longer apply upon consummation of
the Business Combination.				Management		For	For
9.	Advisory Organizational Document Proposal 9 - To
approve and adopt provisions in the Proposed Charter,
which will amend and replace the Current Charter if the
Charter Proposal is approved, increasing the total
number of authorized shares of all classes of stock to
130,000,000 shares, each with a par value of $.0001 per
share, consisting of (i) 120,000,000 shares of Common
Stock, and (ii) 10,000,000 shares of preferred stock."				Management		For	For
10.	The Share Escrow Amendment Proposal - To consider
and vote on a proposal by ordinary resolution to approve
an amendment, in the form appended to the joint proxy
statement/consent solicitation statement/prospectus as
Annex D, to the Share Escrow Agreement entered into at
the time of Galileo's initial public offering, effected by the filing with the Securities and Exchange Commission of
the prospectus contained in the registration statement on
Form S-1 (File No. 333-234049), the Sponsor and the
....(due to space limits, see proxy statement for full
proposal).				Management		For	For
11.	The NYSE Proposal - To consider and vote on a proposal
by ordinary resolution to approve, for purposes of
complying with the applicable provisions of NYSE Listing
Rule 312.03, the issuance of (a) shares of Common
Stock of the combined company to the PIPE Investors,
pursuant to the PIPE Investment (each as defined in the
joint proxy statement/consent solicitation
statement/prospectus), and (b) shares of Galileo stock to
the Shapeways stockholders pursuant to the Merger
Agreement. ...(due to space limits, see proxy statement
for full proposal).				Management		For	For
12.	The Incentive Plan Proposal - To consider and vote on a
proposal by ordinary resolution to approve the
Shapeways Holdings, Inc. 2021 Equity Incentive Plan, in
the form appended to the joint proxy statement/consent
solicitation statement/prospectus as Annex E.
"RESOLVED, as an ordinary resolution, that the
Shapeways Holdings, Inc. 2021 Equity Incentive Plan,
the form of which is appended to the joint proxy
statement/consent solicitation statement/prospectus in
respect of the meeting as Annex E, be approved and
adopted in all respects."				Management		For	For
13.	The Employment Stock Purchase Plan Proposal - To
consider and vote on a proposal by ordinary resolution to
approve the Shapeways Holdings, Inc. 2021 Employee
Stock Purchase Plan, in the form appended to the joint
proxy statement/consent solicitation
statement/prospectus as Annex F. "RESOLVED, as an
ordinary resolution, that the Shapeways Holdings, Inc.
2021 Employee Stock Purchase Plan, the form of which
is appended to the joint proxy statement/consent
solicitation statement/ ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
14.		DIRECTOR		Management
1		Josh Wolfe				For	For
2		Greg Kress				For	For
3		Robert Jan Galema				For	For
4		Patrick S. Jones				For	For
5		Alberto Recchi				For	For
6		Ryan Kearny				For	For
15.	The Adjournment Proposal - To consider and vote upon a
proposal by ordinary to adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if it is determined by the Galileo
Board that more time is necessary or appropriate to
approve one or more proposals at the Meeting.
"RESOLVED, as an ordinary resolution, that the
adjournment of the meeting to a later date or dates, if
necessary, be determined by the chairman of the meeting
to ...(due to space limits, see proxy statement for full
proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	9,373	0	15-Sep-2021	15-Sep-2021
LIFESCI ACQUISITION II CORP.
Security		53229E103				Meeting Type	Special
Ticker Symbol		LSAQ				Meeting Date	04-Oct-2021
ISIN		US53229E1038				Agenda	935499586 - Management
Record Date		27-Aug-2021				Holding Recon Date	27-Aug-2021
City /	Country	/	United States			Vote Deadline Date	01-Oct-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1	Business Combination Proposal: To approve the
transactions contemplated under the Agreement and
Plan of Merger, dated as of May 6, 2021 (the "Merger
Agreement"), by and among LifeSci Acquisition II Corp.
("LSAQ"), LifeSci Acquisition II Merger Sub, Inc., a
Delaware corporation and wholly-owned subsidiary of
LSAQ and Science 37, Inc.				Management		For	For
2	Charter Approval Proposal: To approve the Second
Amended and Restated Certificate of Incorporation of
LSAQ, to, among other things, change LSAQ's name to
"Science 37 Holdings, Inc.," amend certain provisions
related to authorized capital stock, the required vote to
amend the charter and bylaws, and director removal.				Management		For	For
3A	increase the number of shares of (i) common stock LSAQ
is authorized to issue from 30,000,000 shares to
400,000,000 shares and (ii) preferred stock LSAQ is
authorized to issue from 1,000,000 shares to
100,000,000 shares.				Management		For	For
3B	require the vote of at least two-thirds (66 and 2/3%) of the voting power of the then outstanding shares of voting
stock of LSAQ entitled to vote at an election of directors,
rather than a simple majority, to amend, alter, repeal or
rescind the LSAQ's certificate of incorporation.				Management		For	For
3C	require the vote of at least two-thirds (66 and 2/3%) of the voting power of the then outstanding shares of voting
stock of LSAQ entitled to vote at an election of directors,
rather than a simple majority, to amend, alter, repeal or
rescind LSAQ's bylaws.				Management		For	For
3D		require the vote of at least two-thirds (66 and 2/3%) of the voting power of the then outstanding shares of voting stock of LSAQ, rather than a simple majority, to remove a director from office.		Management		For	For
3E		remove certain provisions related to LSAQ's status as a special purpose acquisition company that will no longer be relevant following the closing of the Business Combination.		Management		For	For
4		The Stock Plan Proposal: To approve the Science 37 Holdings, Inc. 2021 Incentive Award Plan.		Management		For	For
5		The Employee Stock Plan Proposal: To approve the Science 37 Holdings, Inc. 2021 Employee Stock Purchase Plan.		Management		For	For
6	The Nasdaq Proposal: To approve: (i) for purposes of
complying with Nasdaq Listing Rule 5635 (a) and (b), the
issuance of more than 20% of the issued and outstanding
shares of LSAQ common stock and the resulting change
in control in connection with the Business Combination,
and (ii) for purposes of complying with Nasdaq Listing
Rule 5635(d), the issuance of more than 20% of the
common stock in connection with the PIPE Investment
and conversion of the Private Placement Warrants upon
the consummation of the Business Combination.				Management		For	For
7	Adjournment Proposal: To consider and vote upon a
proposal to approve the adjournment of the Meeting by
the chairman thereof to a later date, if necessary, under
certain circumstances, including for the purpose of
soliciting additional proxies in favor of the foregoing
Proposals, in the event LSAQ does not receive the
requisite stockholder vote to approve the Proposals.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	8,031	0	27-Sep-2021	27-Sep-2021
INDUSTRIAL TECH ACQUISITIONS, INC.
Security		456357102				Meeting Type	Special
Ticker Symbol		ITAC				Meeting Date	05-Oct-2021
ISIN		US4563571029				Agenda	935498154 - Management
Record Date		24-Aug-2021				Holding Recon Date	24-Aug-2021
City /	Country	/	United States			Vote Deadline Date	04-Oct-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to adopt and approve the Business
Combination Agreement, dated March 18, 2021 (the
"BCA"), among Arbe Robotics Ltd. ("Arbe"), Autobot
MergerSub, Inc., a wholly-owned subsidiary of Arbe
("Merger Sub"), and the Company, including the merger
(the "Merger") described therein, in which Merger Sub will
be merged with and into the Company, with the Company
surviving as a wholly-owned subsidiary of Arbe, and
holders of the Company's securities will receive securities
of Arbe.				Management		For	For
2.	The ITAC Charter Proposal - To amend and restate the
Company's certificate of incorporation (the "Existing ITAC
Charter") by adopting the second certificate of
incorporation (the "Proposed ITAC Charter"), a copy of
which is included as Annex C to the Proxy Statement,
which will, change the corporate name of the Company to
Autobot HoldCo, Inc., authorized capital stock to 100
shares of common stock and otherwise restate the
Existing ITAC Charter to a certificate of incorporation
appropriate for a privately owned corporation, become
effective upon the Merger.				Management		For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, the
Company is not authorized to consummate the
transactions contemplated by the Business Combination
Agreement, including the Merger.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	33,034	0	27-Sep-2021	27-Sep-2021
PETRA ACQUISITION INC
Security		716421102				Meeting Type	Special
Ticker Symbol		PAIC				Meeting Date	08-Oct-2021
ISIN		US7164211028				Agenda	935500707 - Management
Record Date		21-Sep-2021				Holding Recon Date	21-Sep-2021
City /	Country	/	United States			Vote Deadline Date	07-Oct-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	EXTENSION AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S SECOND
AMENDED AND RESTATED CERTIFICATE OF
INCORPORATION TO EXTEND THE DATE BY WHICH
THE COMPANY HAS TO CONSUMMATE A BUSINESS
COMBINATION (THE "EXTENSION") UNTIL
NOVEMBER 13, 2021, OR, IF THE COMPANY SHALL,
IN ITS SOLE DISCRETION DETERMINE, DECEMBER
13, 2021, OR, IF THE COMPANY SHALL IN ITS SOLE
DISCRETION DETERMINE, JANUARY 13, 2022.				Management		For	For
2.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
THE SPECIAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
APPROVE THE PROPOSAL 1.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	29,221	0	28-Sep-2021	28-Sep-2021
LIVE OAK ACQUISITION CORP. II
Security		53804W106				Meeting Type	Special
Ticker Symbol		LOKB				Meeting Date	12-Oct-2021
ISIN		US53804W1062				Agenda	935499233 - Management
Record Date		13-Sep-2021				Holding Recon Date	13-Sep-2021
City /	Country	/	United States			Vote Deadline Date	11-Oct-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to (a) approve and adopt the
Business Combination Agreement and Plan of
Reorganization, dated as of May 6, 2021 (the "Business
Combination Agreement"), among LOKB, Live Oak
Merger Sub Inc., a Delaware corporation and a wholly
owned direct subsidiary of LOKB ("Merger Sub"), and
Navitas Semiconductor Limited, a private company
limited by shares organized under the laws of Ireland
("Navitas Ireland") that ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
2.	The Authorized Share Charter Proposal - To consider
and vote upon a proposal to increase the number of
authorized shares of LOKB's capital stock, par value
$0.0001 per share, from 111,000,000 shares, consisting
of (a) 110,000,000 shares of common stock, including
100,000,000 shares of Class A common stock (the "Class
A Common Stock"), and 10,000,000 shares of Class B
common stock (the "LOKB Class B Common Stock"), and
(b) 1,000,000 shares of preferred stock, to 751,000,000
shares, ...(due to space limits, see proxy statement for
full proposal).				Management		For	For
3.	The Additional Charter Proposal - To consider and vote
upon a proposal to make certain other changes that the
LOKB Board deems appropriate for a public operating
company, including (a) eliminating provisions in the
Charter relating to LOKB's Initial Business Combination
that will no longer be applicable to LOKB following the
closing of the Business Combination (the "Closing"),
including provisions relating to (i) redemption rights with
respect to Class A Common Stock, (ii) the trust ...(due to
space limits, see proxy statement for full proposal).				Management		For	For
4.	The PIPE Proposal - To consider and vote upon a
proposal to approve, for purposes of complying with
applicable listing rules of the New York Stock Exchange,
the issuance and sale of 15,500,000 shares of Class A
Common Stock in a private offering of securities to
certain investors in connection with the Business
Combination, which will occur substantially concurrently
with, and is contingent upon, the consummation of the
transactions contemplated by the Business Combination
Agreement (the "PIPE Proposal").				Management		For	For
5.	The 2021 Plan Proposal - To consider and vote upon a
proposal to approve and adopt the 2021 Equity Incentive
Plan (the "2021 Plan") and the material terms thereunder
(the "2021 Plan Proposal"). The 2021 Plan Proposal is
conditioned on the approval of the Business Combination
Proposal and the PIPE Proposal.				Management		For	For
6.		DIRECTOR		Management
1		Gene Sheridan				For	For
2		Daniel Kinzer				For	For
3		Brian Long				For	For
4		Dipender Saluja				For	For
5		David Moxam				For	For
6		Richard J. Hendrix				For	For
7		Gary K. Wunderlich, Jr.				For	For
7.	The Adjournment Proposal - To consider and vote upon a
proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary or
appropriate, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Business Combination Proposal, the Charter Proposals,
the PIPE Proposal, the 2021 Plan Proposal or the
Director Election Proposal (the "Adjournment Proposal").
The ...(due to space limits, see proxy statement for full
proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	12,588	0	27-Sep-2021	27-Sep-2021
MILLER/HOWARD HIGH INCOME EQUITY FUND
Security		600379101				Meeting Type	Annual
Ticker Symbol		HIE				Meeting Date	15-Oct-2021
ISIN		US6003791018				Agenda	935499295 - Management
Record Date		10-Sep-2021				Holding Recon Date	10-Sep-2021
City /	Country	/	United States			Vote Deadline Date	14-Oct-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Charles I. Leone*				Split	Split
2		Mayra Martinez-Sacco*				Split	Split
3		Catherine M. Johnston#				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL98		RIVERNORTH OPP FUND FBO NFSLLC	AL98	STATE STREET BANK & TRUST CO	100,000	0	14-Oct-2021	14-Oct-2021
MILLER/HOWARD HIGH INCOME EQUITY FUND
Security		600379101				Meeting Type	Annual
Ticker Symbol		HIE				Meeting Date	15-Oct-2021
ISIN		US6003791018				Agenda	935499295 - Management
Record Date		10-Sep-2021				Holding Recon Date	10-Sep-2021
City /	Country	/	United States			Vote Deadline Date	14-Oct-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Charles I. Leone*				Split	Split
2		Mayra Martinez-Sacco*				Split	Split
3		Catherine M. Johnston#				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	460,468	0	14-Oct-2021	14-Oct-2021
BIG CYPRESS ACQUISITION CORP
Security		089115109				Meeting Type	Special
Ticker Symbol		BCYP				Meeting Date	20-Oct-2021
ISIN		US0891151096				Agenda	935501824 - Management
Record Date		17-Sep-2021				Holding Recon Date	17-Sep-2021
City /	Country	/	United States			Vote Deadline Date	19-Oct-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		Adopting the Agreement and Plan of Merger, dated as of June 21, 2021, as amended August 12, 2021, by and among SAB Biotherapeutics, Inc., BCYP and Big Cypress Merger Sub Inc.		Management		For	For
2.		Adopting the amended and restated certificate of incorporation of BYCP.		Management		For	For
3.	Approval of the issuance of more than 20% of the issued
and outstanding shares of BCYP Common Stock in
connection with the Business Combination Agreement for
purposes of complying with Nasdaq Rules 5635(a), (b)
and (d).				Management		For	For
4.		Adopting the 2021 Incentive Proposal, including the authorization of the initial share reserve thereunder.		Management		For	For
5.		Adopting the ESPP Proposal, including the authorization of the initial share reserve thereunder.		Management		For	For
6.		DIRECTOR		Management
1		William Polvino				For	For
2		David Link				For	For
3		Mervyn Turner				For	For
4		Jeffrey G. Spragens				For	For
5		Christine Hamilton				For	For
6		Sam Reich				For	For
7		Eddie J. Sullivan				For	For
7.	Adjourning the Special Meeting to a later date or dates to
permit further solicitation and vote of proxies if there are not sufficient votes to approve the Business Combination
Proposal, the Charter Amendment Proposal, the Nasdaq
Proposal, the Incentive Plan Proposal, the ESPP
Proposal or the Director Election Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	24,642	0	04-Oct-2021	04-Oct-2021
ALKURI GLOBAL ACQUISITION CORP.
Security		66981N103				Meeting Type	Special
Ticker Symbol		KURI				Meeting Date	20-Oct-2021
ISIN		US66981N1037				Agenda	935503361 - Management
Record Date		14-Sep-2021				Holding Recon Date	14-Sep-2021
City /	Country	/	United States			Vote Deadline Date	19-Oct-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination proposal - to consider and
vote upon a proposal to approve and adopt the merger
agreement, by and among Alkuri, Babylon Holdings
Limited, Liberty USA Merger Sub, Inc., and, solely for
purposes of Section 1.08 of the Merger Agreement, each
of Alkuri Sponsors LLC and Dr. Ali Parsadoust, pursuant
to which, among other things, Merger Sub will merger
with and into Alkuri, with Alkuri continuing as the
surviving corporation and a wholly owned subsidiary of
Babylon (the "Business Combination").				Management		For	For
2.		The Equity Plans Proposal - to consider and vote upon a proposal to approve the Babylon 2021 Equity Incentive Plan.		Management		For	For
3.	The Adjournment Proposal - to consider and vote upon a
proposal to adjourn the special meeting to a later date or
dates, if necessary, if the parties are not able to
consummate the Business Combination.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	4,340	0	07-Oct-2021	07-Oct-2021
GREENROSE ACQUISITION CORP.
Security		395392103				Meeting Type	Special
Ticker Symbol		GNRS				Meeting Date	27-Oct-2021
ISIN		US3953921034				Agenda	935505062 - Management
Record Date		23-Sep-2021				Holding Recon Date	23-Sep-2021
City /	Country	/	United States			Vote Deadline Date	26-Oct-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - to consider and
vote upon a proposal (the "Extension Amendment
Proposal") to amend the Company's amended and
restated certificate of incorporation to extend the date by
which the Company has to consummate a business
combination (the "Extension") from October 13, 2021 to
November 30, 2021 (the "Extended Date"); a copy of the
proposed amendment to the Company's amended and
restated certificate of incorporation to effectuate the
Extension is attached to the accompanying proxy
statement as Annex A.				Management		For	For
2.	The Qualified Business Combinations Proposal - to
consider and vote upon a proposal (the "Qualified
Business Combinations Proposal") to approve the
Qualified Business Combinations; copies of the
Theraplant Merger Agreement, Asset Purchase
Agreement, Theraplant Amendment No. 1, and True
Harvest Amendment No. 1 are attached to the
accompanying proxy statement as Annex B, Annex C,
Annex D and Annex E, respectively.				Management		For	For
3A.	Increase the number of shares of Common Stock, par
value $0.0001 per share, that Greenrose is authorized to
issue from 70,000,000 to 150,000,000 - we refer to this
proposal as "Proposal 3a" or the "Share Increase
Proposal".				Management		For	For
3B.	Include a provision to allow for the redemption of
Greenrose Common Stock from stockholders who are
deemed "Unsuitable Persons" according to applicable
regulations, such that Greenrose would be ineligible to
obtain or maintain a cannabis license - we refer to this
proposal as "Proposal 3b" or the "Unsuitable Person
Redemption Proposal".				Management		For	For
3C.	Change the stockholder vote required to amend certain
provisions contained in the Proposed Charter from 65%
to 50% - we refer to this proposal as "Proposal 3c" or the
"Transition to Operating Company Charter Amendment
Proposal".				Management		For	For
3D.		Change the name of the Company from "Greenrose Acquisition Corp." to "The Greenrose Holding Company Inc." - we refer to this proposal as "Proposal 3d" or the "Name Change Proposal".		Management		For	For
4.	The Accountant Proposal - to consider and vote upon a
proposal (the "Accountant Proposal") to ratify the change
of the Company's independent registered public
accounting firm from Marcum LLP to Macias Gini &
O'Connell, LLP ("MGO") for the fiscal year ending
December 31, 2021.				Management		For	For
5.	The Director Election Proposal - to consider and vote
upon a proposal (the "Director Election Proposal") to re-
elect two Class A Directors, Steven Cummings and John
Falcon, to serve as members of the Company's board of
directors for three-year terms expiring at the Company's
2024 annual meeting of stockholders, or upon their
earlier resignation or removal.				Management		For	For
6.	The Incentive Plan Proposal - to consider and vote upon
a proposal (the "Incentive Plan Proposal") to approve and
adopt the Company's 2021 Equity Incentive Plan, a copy
of which is attached the accompanying proxy statement
as Annex G (the "Incentive Plan"), including with respect
to the authorization of the initial share reserve under the
Incentive Plan and the number of shares that may be
issued pursuant to the exercise of incentive stock options
granted.				Management		For	For
7.	The Adjournment Proposal - to consider and vote upon a
proposal (the "Adjournment Proposal") to adjourn the
Special Meeting to a later date or dates, if necessary (i)
to ensure that any supplement or amendment to the
accompanying proxy statement that the Board has
determined in good faith is required by applicable law to
be disclosed to the Company stockholders and for such
supplement or amendment to be promptly disseminated
to Company stockholders prior to the Special Meeting.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	74,128	0	11-Oct-2021	11-Oct-2021
MOUNTAIN CREST ACQUISITION CORP II
Security		62402D105				Meeting Type	Special
Ticker Symbol		MCAD				Meeting Date	27-Oct-2021
ISIN		US62402D1054				Agenda	935508121 - Management
Record Date		08-Sep-2021				Holding Recon Date	08-Sep-2021
City /	Country	/	United States			Vote Deadline Date	26-Oct-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal: To consider and
vote on a proposal to adopt and approve (a) the
Agreement and Plan of Merger, dated as of April 6, 2021
and as amended as of August 30, 2021 and September
27, 2021 (the "Merger Agreement"), by and among
Mountain Crest Acquisition Corp. II, a Delaware
corporation ("MCAD"), MCAD Merger Sub Inc., a
Delaware corporation and wholly owned subsidiary of
MCAD ("Merger Sub"), and Better Therapeutics, Inc., a
Delaware corporation ("BTX"), ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
2.		The Charter Amendment Proposal: To consider and vote on a proposal to adopt the proposed amended and restated certificate of incorporation of MCAD (the "Proposed Certificate of Incorporation").		Management		For	For
3A.	The Governance Proposal: To consider and vote, on a
non-binding advisory basis, on seven separate
governance proposals relating to the following material
differences between the Current Charter and the
Proposed Certificate of Incorporation: To amend the
name of MCAD to "Better Therapeutics, Inc." from
"Mountain Crest Acquisition Corp. II" and remove certain
provisions related to MCAD's status as a special purpose
acquisition company that will no longer be relevant
following the closing of the Business Combination.				Management		For	For
3B.	The Governance Proposal: To consider and vote, on a
non-binding advisory basis, on seven separate
governance proposals relating to the following material
differences between the Current Charter and the
Proposed Certificate of Incorporation: To increase the
authorized shares of (i) Common Stock from 30,000,000
shares to 200,000,000 shares and (ii) preferred stock
from no shares to 10,000,000 shares.				Management		For	For
3C.	The Governance Proposal: To consider and vote, on a
non-binding advisory basis, on seven separate
governance proposals relating to the following material
differences between the Current Charter and the
Proposed Certificate of Incorporation: Require the vote of
at least two-thirds of the voting power of the outstanding
shares of capital stock, rather than a simple majority, to
adopt, amend or repeal MCAD's bylaws.				Management		For	For
3D.	The Governance Proposal: To consider and vote, on a
non-binding advisory basis, on seven separate
governance proposals relating to the following material
differences between the Current Charter and the
Proposed Certificate of Incorporation: Require the vote of
a majority of the voting power of the outstanding shares
of capital stock, to remove a director from office.				Management		For	For
3E.	The Governance Proposal: To consider and vote, on a
non-binding advisory basis, on seven separate
governance proposals relating to the following material
differences between the Current Charter and the
Proposed Certificate of Incorporation: Require the vote a
majority of the voting power of the outstanding shares of
capital stock, to amend or repeal certain provisions of the
Proposed Certificate of Incorporation.				Management		For	For
3F.	The Governance Proposal: To consider and vote, on a
non-binding advisory basis, on seven separate
governance proposals relating to the following material
differences between the Current Charter and the
Proposed Certificate of Incorporation: Require that
special meetings of stockholders may only be called by
the board of directors and not by stockholders, subject to
any special rights of the holders of preferred stock.				Management		For	For
3G.	The Governance Proposal: To consider and vote, on a
non-binding advisory basis, on seven separate
governance proposals relating to the following material
differences between the Current Charter and the
Proposed Certificate of Incorporation: Remove the forum
selection provision providing for concurrent jurisdiction in the Court of Chancery and the federal district court for the
District of Delaware for claims arising under the
Securities Act of 1933 from the Proposed Certificate of
....(due to space limits, see proxy statement for full
proposal).				Management		For	For
4.	The Nasdaq Proposal: To consider and vote on a
proposal to approve, for purposes of complying with
Nasdaq Rules 5635(a) and (b), (i) the issuance of more
than 20% of the issued and outstanding MCAD common
stock, $.0001 par value, (the "Common Stock") and the
resulting change in control in connection with the
Business Combination and (ii) for the purposes of
complying with Nasdaq Rules 5635(d) the issuance of
more than 20% of the issued and outstanding Common
Stock in the PIPE Investment (as ...(due to space limits,
see proxy statement for full proposal).				Management		For	For
5.		DIRECTOR		Management
1		David Perry				For	For
2		Kevin Appelbaum				For	For
3		Richard Carmona				For	For
4		Suying Liu				For	For
5		Andy Armanino				For	For
6		Geoffrey Parker				For	For
7		Risa Lavizzo-Mourey				For	For
6.	The 2021 Stock Option and Incentive Plan Proposal: To
consider and vote on a proposal to approve the 2021
Stock Option and Incentive Plan (the "2021 Plan"), in
connection with the Business Combination (the "2021
Plan Proposal").				Management		For	For
7.	The 2021 Employee Stock Purchase Plan Proposal: To
consider and vote on a proposal to approve the 2021
Employee Stock Purchase Plan (the "2021 ESPP"), in
connection with the Business Combination (the "2021
ESPP Proposal").				Management		For	For
8.	The Adjournment Proposal: To approve a proposal to
adjourn the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the Special Meeting, there are not sufficient votes to
approve the Business Combination Proposal, the Charter
Amendment Proposal, the Governance Proposal, the
Nasdaq Proposal, the Directors Proposal, the 2021 Plan
Proposal or the 2021 ESPP Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	34,613	0	20-Oct-2021	20-Oct-2021
MERIDA MERGER CORP. I
Security		58953M106				Meeting Type	Special
Ticker Symbol		MCMJ				Meeting Date	29-Oct-2021
ISIN		US58953M1062				Agenda	935503967 - Management
Record Date		24-Sep-2021				Holding Recon Date	24-Sep-2021
City /	Country	/	United States			Vote Deadline Date	28-Oct-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to December 31, 2021.		Management		For	For
2.	Adjournment Proposal: to consider and vote upon a
proposal to adjourn the special meeting to a later date or
dates, if determined by the parties to the Merger
Agreement in accordance with the Merger Agreement.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	61,365	0	07-Oct-2021	07-Oct-2021
AGBA ACQUISITION LIMITED
Security		G0120M109				Meeting Type	Special
Ticker Symbol		AGBA				Meeting Date	02-Nov-2021
ISIN		VGG0120M1095				Agenda	935509503 - Management
Record Date		12-Oct-2021				Holding Recon Date	12-Oct-2021
City /	Country	/	United States			Vote Deadline Date	01-Nov-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	APPROVAL OF AN AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED
MEMORANDUM AND ARTICLES OF ASSOCIATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION (THE
"EXTENSION") TWO (2) TIMES FOR AN ADDITIONAL
THREE (3) MONTH EACH TIME FROM NOVEMBER 16,
2021 TO MAY 16, 2022.				Management		For	For
2.		APPROVAL OF AN AMENDMENT TO THE COMPANY'S EXISTING INVESTMENT MANAGEMENT TRUST AGREEMENT TO MAKE CHANGES NECESSARY TO REFLECT THE EXTENSION.		Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	30,883	0	20-Oct-2021	20-Oct-2021
DD3 ACQUISITION CORP. II
Security		23318M100				Meeting Type	Special
Ticker Symbol		DDMX				Meeting Date	18-Nov-2021
ISIN		US23318M1009				Agenda	935513639 - Management
Record Date		14-Oct-2021				Holding Recon Date	14-Oct-2021
City /	Country	/	Mexico			Vote Deadline Date	17-Nov-2021
SEDOL(s)						Quick Code

Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to approve and adopt the Business
Combination Agreement, dated as of June 21, 2021 (as
may be amended, supplemented, or otherwise modified
from time to time, the "Business Combination
Agreement"), by and among DD3, Codere Newco,
S.A.U., Servicios de Juego Online S.A.U., Codere Online
Luxembourg, S.A. and Codere Online U.S. Corp., and the
business combination contemplated thereby (the
"Business Combination").				Management		For	For
2.	The Nasdaq Proposal - To consider and vote upon a
proposal to approve, for purposes of complying with
Nasdaq Listing Rule 5635(a), the issuance of more than
20% of the current total issued and outstanding shares of
DD3 common stock to certain investors pursuant to
forward purchase agreements entered into at the time of
DD3's initial public offering and subscription agreements
entered into in connection with PIPE transactions at or
prior to the closing of the Business Combination.				Management		For	For
3.	The Adjournment Proposal - To consider and vote upon a
proposal to authorize the adjournment of the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the Special Meeting, there are not
sufficient votes to approve one or more proposals
presented to stockholders for vote or public stockholders
have elected to redeem an amount of public shares such
that the minimum available cash condition to the
obligation to closing of the Business Combination would
not be satisfied.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	30,712	0	29-Oct-2021	29-Oct-2021
YUNHONG INTERNATIONAL
Security		G98882106				Meeting Type	Special
Ticker Symbol		ZGYH				Meeting Date	18-Nov-2021
ISIN		KYG988821065				Agenda	935518348 - Management
Record Date		20-Oct-2021				Holding Recon Date	20-Oct-2021
City /	Country	/	China			Vote Deadline Date	17-Nov-2021
SEDOL(s)						Quick Code

Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - To amend the
amended and restated Memorandum and Articles of
Association of Yunhong International ("Yunhong") to
extend the date by which Yunhong has to consummate a
business combination from November 18, 2021 to May
18, 2022 (if Yunhong's sponsor chooses to extend the
period of time to consummate a business combination by
the full amount of time).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	49,212	0	11-Nov-2021	11-Nov-2021
INVESCO SENIOR INCOME TRUST
Security		46131H107				Meeting Type	Annual
Ticker Symbol		VVR				Meeting Date	23-Nov-2021
ISIN		US46131H1077				Agenda	935470714 - Management
Record Date		10-May-2021				Holding Recon Date	10-May-2021
City /	Country	/	United States			Vote Deadline Date	22-Nov-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Jack M. Fields				Split	Split
2		Martin L. Flanagan				Split	Split
3		Elizabeth Krentzman				Split	Split
4		Robert C. Troccoli				Split	Split
5		James D. Vaughn				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	1,681,922	0	05-Aug-2021	05-Aug-2021
INVESCO SENIOR INCOME TRUST
Security		46131H107				Meeting Type	Annual
Ticker Symbol		VVR				Meeting Date	23-Nov-2021
ISIN		US46131H1077				Agenda	935470714 - Management
Record Date		10-May-2021				Holding Recon Date	10-May-2021
City /	Country	/	United States			Vote Deadline Date	22-Nov-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Jack M. Fields				Split	Split
2		Martin L. Flanagan				Split	Split
3		Elizabeth Krentzman				Split	Split
4		Robert C. Troccoli				Split	Split
5		James D. Vaughn				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL98		RIVERNORTH OPP FUND FBO NFSLLC	AL98	STATE STREET BANK & TRUST CO	330,000	0	05-Aug-2021	05-Aug-2021
EAST STONE ACQUISITION CORPORATION
Security		G2911D108				Meeting Type	Special
Ticker Symbol		ESSC				Meeting Date	24-Nov-2021
ISIN		VGG2911D1087				Agenda	935518350 - Management
Record Date		25-Oct-2021				Holding Recon Date	25-Oct-2021
City /	Country	/	United States			Vote Deadline Date	23-Nov-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal: To amend the
amended and restated Memorandum and Articles of
Association of East Stone Acquisition Corporation ("East
Stone") to extend the date by which East Stone has to
consummate a business combination from November 24,
2021 to February 24, 2022.				Management		For	For
2)	The Adjournment Proposal: To instruct the chairman of
the special meeting to adjourn the special meeting of
East Stone shareholders to a later date or dates, if
necessary, to permit further solicitation and vote of
Proxies if, based upon the tabulated vote at the time of
the special meeting, there are not sufficient votes to
approve the Extension Amendment Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	41,399	0	11-Nov-2021	11-Nov-2021
THIMBLE POINT ACQUISITION CORP.
Security		88408P107				Meeting Type	Special
Ticker Symbol		THMA				Meeting Date	30-Nov-2021
ISIN		US88408P1075				Agenda	935514136 - Management
Record Date		18-Oct-2021				Holding Recon Date	18-Oct-2021
City /	Country	/	United States			Vote Deadline Date	29-Nov-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	A proposal to (a) approve and adopt the Business
Combination Agreement, dated as of June 21, 2021 (as it
may be amended, supplemented or otherwise modified
from time to time in accordance with its terms, the
"Business Combination Agreement"), by and among
THMA, Oz Merger Sub, Inc., a Delaware corporation and
wholly-owned subsidiary of THMA ("Merger Sub"), and
Pear Therapeutics, Inc., a Delaware corporation ("Pear"),
and (b) approve the transactions contemplated thereby,
including ...(due to space limits, see proxy statement for
full proposal).				Management		For	For
2.	A proposal to amend the current certificate of
incorporation of THMA (the "Current Charter") and adopt
the Second Amended and Restated Certificate of
Incorporation (the "Proposed Charter") to be effective
upon the consummation of the Merger (the "Closing")
which will include amendments to (a) increase the
number of authorized shares of THMA's capital stock, par
value $0.0001 per share, from 221,000,000 shares,
consisting of (i) 220,000,000 shares of common stock,
including 200,000,000 shares ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
3.	On a non-binding advisory basis, a separate proposal
with respect to certain governance provisions in the
Proposed Charter in accordance with Securities and
Exchange Commission guidance. The Proposed Charter,
and the provisions that are the subject of this proposal, is further described in the Proxy Statement for the Special
Meeting and a copy of the Proposed Charter is attached
as Annex B to the Proxy Statement.				Management		For	For
4.		DIRECTOR		Management
1		Zack Lynch				For	For
2		Kirthiga Reddy				For	For
3		Andrew J. Schwab				For	For
4		Alison Bauerlein				For	For
5		Nancy Schlichting				For	For
6		Jorge Gomez				For	For
7		Corey McCann				For	For
5.	A proposal to approve, in connection with the Merger, for
purposes of complying with applicable listing rules of the
NASDAQ Stock Market ("NASDAQ"), the issuance and/or
sale of (a) up to 132,395,625 THMA Class A Common
Shares to the holders of Pear's capital stock pursuant to
the Business Combination Agreement and the
reservation for issuance of THMA Class A Common
Shares subject to Rollover Options (as defined in the
Proxy Statement) pursuant to the Business Combination
Agreement ...(due to space limits, see proxy statement
for full proposal).				Management		For	For
6.	A proposal to approve and adopt the Pear Holdings Corp.
2021 Stock Option and Incentive Plan (the "2021 Plan"),
a copy of which is attached as Annex K to the Proxy
Statement, and the material terms thereunder.				Management		For	For
7.	A proposal to approve and adopt the Pear Holdings Corp.
Employee Stock Purchase Plan (the "2021 ESPP"), a
copy of which is attached as Annex L to the Proxy
Statement, and the material terms thereunder.				Management		For	For
8.	A proposal to approve the adjournment of the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection
with, Proposals 1-2 and 4-7.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	34,158	0	10-Nov-2021	10-Nov-2021
HIGH INCOME SECURITIES FUND
Security		42968F108				Meeting Type	Annual
Ticker Symbol		PCF				Meeting Date	30-Nov-2021
ISIN		US42968F1084				Agenda	935517170 - Management
Record Date		21-Sep-2021				Holding Recon Date	21-Sep-2021
City /	Country	/	United States			Vote Deadline Date	29-Nov-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Phillip Goldstein				Split	Split
2		Andrew Dakos				Split	Split
3		Rajeev Das				Split	Split
4		Richard Dayan				Split	Split
5		Gerald Hellerman				Split	Split
6		Ben H. Harris				Split	Split
7		Mortiz Sell				Split	Split
2.		To provide a non-binding advisory vote on whether the amendment to the Fund's proxy voting policy is in the best interests of the Fund and its shareholders.		Management		Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	100	0	29-Nov-2021	29-Nov-2021
ALDEL FINANCIAL INC.
Security		01407X104				Meeting Type	Special
Ticker Symbol		ADF				Meeting Date	01-Dec-2021
ISIN		US01407X1046				Agenda	935521307 - Management
Record Date		09-Nov-2021				Holding Recon Date	09-Nov-2021
City /	Country	/	United States			Vote Deadline Date	30-Nov-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to adopt the
Business Combination Agreement, dated as of August
17, 2021 (the "Business Combination Agreement"), by
and among Aldel, Aldel Merger Sub LLC, a Delaware
limited liability company and wholly owned subsidiary of
Aldel ("Merger Sub"), and The Hagerty Group, LLC, a
Delaware limited liability company ("Hagerty"), which is
attached to the accompanying proxy statement as Annex
A and pursuant to which: (a) all of the outstanding equity
interests ...(due to space limits, see proxy statement for
full proposal).				Management		For	For
2.	The NYSE Proposal - to approve, for purposes of
complying with applicable listing rules of the New York
Stock Exchange, (a) the issuance of approximately
250,000,000 shares of Class A Common Stock upon
exchange of the Class V Common Stock and OpCo Units
issued in connection with the Business Combination in
accordance with the Exchange Agreement (as defined in
the accompanying proxy statement) and (b) the issuance
and sale of 70,385,000 shares of Class A Common Stock
in a private offering of ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
3.	The Charter Amendment Proposal - to approve an
amendment and restatement of Aldel's amended and
restated certificate of incorporation (the "Current
Charter") in the form of the Proposed Charter attached to
the accompanying proxy statement as Annex B.				Management		For	For
4A.	Advisory Charter Proposal A - increase Aldel's authorized
shares from 401,000,000 authorized shares to
500,000,000 authorized shares of Class A common
stock, 300,000,000 authorized shares of Class V
common stock and 20,000,000 authorized shares of
preferred stock.				Management		For	For
4B.	Advisory Charter Proposal B - provide that each share of
Class V common stock will be entitled to ten votes until
the earlier of (a) the transfer of each such share other
than to a Qualified Transferee (as defined in the
Proposed Charter) and (b) 15 years from the date of
effectiveness of the Proposed Charter.				Management		For	For
4C.	Advisory Charter Proposal C - provide that directors may
be removed from office for any reason by the affirmative
vote of the holders of at least a majority of the voting
power of all then outstanding shares of capital stock of
New Hagerty entitled to vote generally in the election of
directors, voting together as a single class until a Control
Trigger Event (as defined in the Proposed Charter)
occurs, after which directors may only be removed from
office for cause by the affirmative vote of the ...(due to
space limits, see proxy statement for full proposal).				Management		For	For
4D.	Advisory Charter Proposal D - provide that the Bylaws of
New Hagerty may be amended by the affirmative vote of
the holders of at least a majority of the voting power of all then outstanding shares of capital stock of New Hagerty
entitled to vote generally in the election of directors,
voting together as a single class until a Control Trigger
Event occurs, after which the Bylaws may only be
amended by the affirmative vote of the holders of at least
75% of the voting power of all then ...(due to space limits,
see proxy statement for full proposal).				Management		For	For
4E.	Advisory Charter Proposal E - require the affirmative vote
of holders of the majority of the voting power of the
outstanding shares of capital stock for the amendment,
alteration, change or repeal of any provision in the
charter; provided, however, that upon a Control Trigger
Event the affirmative vote of the holders of at least 75%
of the voting power of all then outstanding shares of
capital stock entitled to vote generally in the election of
directors, voting together as a single class, shall ...(due to
space limits, see proxy statement for full proposal).				Management		For	For
4F.	Advisory Charter Proposal F - delete the various
provisions in Aldel's current amended and restated
certificate of incorporation applicable only to special
purpose acquisition corporations (such as the obligation
to dissolve and liquidate if a business combination is not
consummated within a certain period of time).				Management		For	For
5.	The Directors Proposal - to elect, effective as of the
consummation of the Business Combination, Michael
Angelina, Robert Kauffman, McKeel Hagerty, Michael
Crowley, Michael Tipsord, Laurie Harris, Mika Salmi, Bill
Swanson and Sabrina Kay, to serve on New Hagerty's
board of directors.				Management		For	For
6.		The Equity Incentive Plan Proposal - to approve and adopt the 2021 Equity Incentive Plan, a copy of which is attached to the accompanying proxy statement as Annex C.		Management		For	For
7.		The Employee Stock Purchase Plan Proposal - to approve and adopt the employee stock purchase plan, a copy of which is attached to the accompanying proxy statement as Annex D.		Management		For	For
8.	The Adjournment Proposal - to consider and vote upon a
proposal to adjourn the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the Special Meeting, there are not sufficient votes to
approve Proposals 1, 2, 3, 4, 5, 6 or 7.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	41,462	0	15-Nov-2021	15-Nov-2021
890 5TH AVENUE PARTNERS, INC.
Security		28250A105				Meeting Type	Special
Ticker Symbol		ENFA				Meeting Date	02-Dec-2021
ISIN		US28250A1051				Agenda	935523717 - Management
Record Date		08-Oct-2021				Holding Recon Date	08-Oct-2021
City /	Country	/	United States			Vote Deadline Date	01-Dec-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		The Business Combination Proposal - to adopt the agreement and plan of merger and transactions contemplated thereby.		Management		For	For
2.		The Organizational Documents Proposal - to approve the proposed amended and restated certificate of incorporation and bylaws.		Management		For	For
3A.		Advisory Charter Amendment Proposal A - to change 890's name to "BuzzFeed, Inc.".		Management		For	For
3B.		Advisory Charter Amendment Proposal B - to increase the total number of authorized shares of all classes of capital stock.		Management		For	For
3C.		Advisory Charter Amendment Proposal C - to eliminate certain provisions specific to 890's status as a blank check company.		Management		For	For
3D.		Advisory Charter Amendment Proposal D - to create a classified Board with three classes, each serving for a three-year term.		Management		For	For
3E.		Advisory Charter Amendment Proposal E - to eliminate the rights and privileges of Class F common stock.		Management		For	For
3F.		Advisory Charter Amendment Proposal F - to create a class B common stock with different super-voting rights.		Management		For	For
3G.		To create a Class C common stock with no voting rights.		Management		For	For
3H.		Advisory Charter Amendment Proposal H - to eliminate the ability of stockholders to act by written consent.		Management		For	For
3I.		Advisory Charter Amendment Proposal I - to remove the provision renouncing the corporate opportunity doctrine.		Management		For	For
3J.		Advisory Charter Amendment Proposal J - to require a supermajority vote to remove directors for cause.		Management		For	For
3K.		Advisory Charter Amendment Proposal K - to increase voting thresholds to two-thirds of outstanding shares for amendments to the bylaws and certain provisions of the certificate of incorporation.		Management		For	For
3L.		Advisory Charter Amendment Proposal L - to require at least 75% of voting power of Class A and Class B common stock to amend certain provisions of the proposed certificate of incorporation.		Management		For	For
4.		The Stock Issuance Proposal - to approve the issuance of shares pursuant to the Merger Agreement, C Acquisition Purchase Agreement, and Note Subscription Agreements.		Management		For	For
5A.		Election of Class I Nominee a term that expires at New BuzzFeed's 2022 annual meeting of stockholders: Angela Acharia		Management		For	For
5B.		Election of Class I Nominee a term that expires at New BuzzFeed's 2022 annual meeting of stockholders: Jonah Peretti		Management		For	For
5C.		Election of Class II Nominee a term that expires at New BuzzFeed's 2023 annual meeting of stockholders: Joan Amble		Management		For	For
5D.		Election of Class II Nominee a term that expires at New BuzzFeed's 2023 annual meeting of stockholders: Adam Rothstein		Management		For	For
5E.		Election of Class II Nominee a term that expires at New BuzzFeed's 2023 annual meeting of stockholders: Janet Rollé		Management		For	For
5F.		Election of Class III Nominee a term that expires at New BuzzFeed's 2024 annual meeting of stockholders: Greg Coleman		Management		For	For
5G.		Election of Class III Nominee a term that expires at New BuzzFeed's 2024 annual meeting of stockholders: Patrick Kerins		Management		For	For
6.		The Incentive Plan Proposal - to approve the 2021 equity incentive plan.		Management		For	For
7.		The Employee Stock Purchase Plan Proposal - to approve the 2021 employee stock purchase plan.		Management		For	For
8.		The Adjournment Proposal - to approve the adjournment of the Special Meeting to a later date, if necessary.		Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	4,926	0	29-Nov-2021	29-Nov-2021
FORESIGHT ACQUISITION CORP.
Security		34552Y106				Meeting Type	Special
Ticker Symbol		FORE				Meeting Date	03-Dec-2021
ISIN		US34552Y1064				Agenda	935514148 - Management
Record Date		08-Oct-2021				Holding Recon Date	08-Oct-2021
City /	Country	/	United States			Vote Deadline Date	02-Dec-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combinations Proposal - To approve and
adopt the Agreement and Plan of Merger, dated as of
May 25, 2021 (as it may be amended or restated from
time to time, the "Merger Agreement), by and among
Foresight, P3 Health Group Holdings, LLC ("P3") and
FAC Merger Sub LLC ("P3 LLC") and the Transaction
and Combination Agreement, dated as of May 25, 2021
(as it may be amended or restated from time to time, the
"Transaction and Combination Agreement") among
Foresight and the blocker ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
2.	The Charter Amendment Proposal - To approve and
adopt the proposed second amended and restated
certificate of incorporation of Foresight attached as
Annex C to the proxy statement (the "Proposed Charter").				Management		For	For
3.		The Bylaw Amendment Proposal - To approve amendments to Foresight's bylaws, in the form of the amended and restated bylaws attached as Annex D to the proxy statement (the "Proposed Bylaws").		Management		For	For
4A.	Advisory Governance Proposal 4A - to increase the
number of authorized shares of Class A Common Stock
from 200,000,000 to 800,000,000 and increase the
number of authorized shares of preferred stock from
1,000,000 to 10,000,000.				Management		For	For
4B.	Advisory Governance Proposal 4B - to create a new
class of capital stock, Class V Common Stock, which will
carry certain voting rights but no economic rights, and set
the number of authorized shares of Class V Common
Stock to 205,000,000.				Management		For	For
4C.	Advisory Governance Proposal 4C - to provide that the
post- combination company renounces all interest and
expectancy that the post-combination company would be
entitled to have in, and all rights to be offered an
opportunity to participate in, any business opportunity
that from time to time may be presented to Foresight
Sponsor Group, LLC and Chicago Pacific Founders or
their affiliates (other than the post-combination company
and its subsidiaries), and any of their respective
principals, ... (due to space limits, see proxy statement for
full proposal).				Management		For	For
4D.	Advisory Governance Proposal 4D - to provide for certain
additional changes, including, among other things, (i)
changing the corporate name from "Foresight Acquisition
Corp." to "P3 Health Partners Inc.", (ii) making the post-
combination company's corporate existence perpetual,
and (iii) removing certain provisions related to Foresight's status as a blank check company that will no longer be
applicable upon consummation of the Business
Combinations, all of which ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
4E.	Advisory Governance Proposal 4E - to modify the forum
selection provision to designate the U.S. federal district
courts as the exclusive forum for claims arising under the
Securities Act and provide that the forum selection
provision will not apply to claims seeking to enforce any
liability or duty created by the Exchange Act.				Management		For	For
4F.	Advisory Governance Proposal 4F - to update the
advance notice requirements for stockholder proposals
and nominations to require enhanced disclosure about
both the proposing stockholder and the nominee,
including director questionnaires, disclosures of voting
commitments and compensation arrangements,
representations that any nominee will comply with all
post- combination company board policies and enhanced
disclosure of derivative and synthetic ownership interests.				Management		For	For
4G.		Advisory Governance Proposal 4G - to provide that special meetings of stockholders may be called by the Chairman of the post-combination company board or a majority of the whole board.		Management		For	For
4H.	Advisory Governance Proposal 4H - to change the
required vote for stockholder approval in order to alter,
amend or repeal the bylaws from the affirmative vote of a
majority of the voting power of all outstanding shares of
capital stock of the post- combination company entitled to
vote generally in the election of directors, voting together as a single class, to at least sixty-six and two-thirds
percent (66 2/3%) of the voting power of all of the
outstanding voting stock of the post- combination
company entitled to vote.				Management		For	For
5.	Nasdaq Proposal - To approve, in connection with the
Business Combinations, for purposes of complying with
applicable listing rules of The Nasdaq Capital Market: the
issuance of (i) shares of Class A Common Stock to the
blocker sellers in the transactions contemplated by the
Transaction and Combination Agreement and (ii) shares
of Class V Common Stock to the P3 equityholders who
subscribe for shares of Class V Common Stock in the P3
equityholders subscription, with the number of such
....(due to space limits, see proxy statement for full
proposal).				Management		For	For
6.		2021 Plan Proposal - To approve the P3 Health Partners Inc. 2021 Incentive Award Plan.		Management		For	For
7.	Stockholder Adjournment Proposal - To approve the
adjournment of the special meeting of stockholders to a
later date or dates, if necessary or appropriate, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection
with, the approval of any of the stockholder proposals.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	8,448	0	10-Nov-2021	10-Nov-2021
GIGCAPITAL4, INC.
Security		37518G101				Meeting Type	Special
Ticker Symbol		GIG				Meeting Date	03-Dec-2021
ISIN		US37518G1013				Agenda	935518956 - Management
Record Date		05-Oct-2021				Holding Recon Date	05-Oct-2021
City /	Country	/	United States			Vote Deadline Date	02-Dec-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	To approve and adopt the Agreement and Plan of Merger
dated June 4, 2021, as amended on August 6, 2021, and
as it may be further amended from time to time, the
("Merger Agreement") by and among the Company,
GigCapital4 Merger Sub Corporation, a Delaware
corporation ("Merger Sub"), BigBear.ai Holdings, LLC, a
Delaware limited liability company ("BigBear"), and BBAI
Ultimate Holdings, LLC, a Delaware limited liability
company, a copy of which is attached to the proxy
statement as Annex A, and approve the transactions
contemplated thereby.				Management		For	For
2.	To approve, for purposes of complying with applicable
Nasdaq listing rules, the issuance of more than 20% of
the Company's outstanding GigCapital4 Common Stock
in connection with the Business Combination and the
Convertible Note Subscription Agreements, including up
to 123,710,000 shares of GigCapital4 Common Stock to
Ultimate as the sole equity holder of BigBear, and
17,391,304 shares of GigCapital4 Common Stock upon
conversion of the Convertible Notes.				Management		For	For
3.	To consider and vote upon a proposal to amend the
Company's current amended and restated certificate of
incorporation (the "Charter") to provide for the
classification of our board of directors (our "Board") into
three classes of directors with staggered terms of office
and to make certain related changes.				Management		For	For
4.	To consider and vote upon a proposal to amend the
Company's Charter to provide for certain additional
changes, including but not limited to changing the
Company's name from "GigCapital4, Inc." to "BigBear.ai
Holdings, Inc." and eliminating certain provisions specific
to our status as a blank check company.				Management		For	For
5A.		To approve the BigBear.ai Holdings, Inc. 2021 Long- Term Incentive Plan (the "2021 Plan"), including the authorization of the initial share reserve under the 2021 Plan.		Management		For	For
5B.		To approve the BigBear.ai Holdings, Inc. 2021 Employee Stock Purchase Plan (the "2021 ESPP"), including the authorization of the initial share reserve under the 2021 ESPP.		Management		For	For
6.	To elect, effective at Closing, eleven directors to serve
staggered terms on our board of directors until the 2022,
2023 and 2024 annual meetings of stockholders,
respectively, and until their respective successors are
duly elected and qualified.				Management		For	For
7.	To approve, if necessary the adjournment of the Special
Meeting to a later date or dates to permit further
solicitation and votes of proxies in the event there are
insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal, the
Nasdaq Stock Issuance Proposal, the Charter
Amendment Proposals, the Equity Plans Proposals or the
Election of Directors Proposal. This proposal will only be
presented at the Special Meeting if there are not
sufficient votes to approve the proposals.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	12,657	0	11-Nov-2021	11-Nov-2021
SEVEN OAKS ACQUISITION CORP
Security		81787X106				Meeting Type	Special
Ticker Symbol		SVOK				Meeting Date	07-Dec-2021
ISIN		US81787X1063				Agenda	935521799 - Management
Record Date		26-Oct-2021				Holding Recon Date	26-Oct-2021
City /	Country	/	United States			Vote Deadline Date	06-Dec-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to approve the agreement and plan
of merger (as the same may be amended and/or restated
from time to time, the "Business Combination
Agreement"), dated June 13, 2021, by and among Seven
Oaks, Blossom Merger Sub, Inc., a wholly owned
subsidiary of Seven Oaks ("Merger Sub"), Blossom
Merger Sub II, LLC, a wholly owned subsidiary of Seven
Oaks ("Merger Sub II"), and Giddy Inc. (d/b/a Boxed), a
Delaware corporation ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
2.	Organizational Documents Proposal - To consider and
vote upon a proposal to approve, assuming the Business
Combination Proposal is approved and adopted, the
proposed amended and restated certificate of
incorporation and the proposed amended and restated
bylaws of Seven Oaks, which will be renamed "Boxed,
Inc." ("New Boxed") in connection with the Business
Combination.				Management		For	For
3A.	Advisory Organizational Documents Proposal - To
authorize the change in the authorized capital stock of
Seven Oaks from 380,000,000 shares of Class A
common stock, par value $0.0001 per share, 20,000,000
shares of Class B common stock, par value $0.0001 per
share, and 1,000,000 shares of preferred stock, par value
$0.0001 per share, to 600,000,000 shares of common
stock, par value $0.0001 per share, of New Boxed and
60,000,000 shares of preferred stock, par value $0.0001
per share, of New Boxed.				Management		For	For
3B.	Advisory Organizational Documents Proposal - To
authorize all other changes in connection with the
replacement of the Current Organizational Documents
with the Proposed Organizational Documents in
connection with the consummation of the Business
Combination, including (1) changing the corporate name
from "Seven Oaks Acquisition Corp." to "Boxed, Inc.", (2)
making New Boxed's corporate existence perpetual, (3)
electing not to be governed by Section 203 of the DGCL
and, instead, to be governed ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
4.	The Stock Issuance Proposal - To consider and vote
upon a proposal to approve, assuming the Business
Combination Proposal and the Organizational Documents
Proposal are approved and adopted, for the purposes of
complying with the applicable listing rules of Nasdaq, the
issuance of (x) shares of New Boxed common stock
pursuant to the terms of the Business Combination
Agreement, (y) shares of Seven Oaks Class A common
stock to certain institutional and other investors in
connection with the ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
5.	The Incentive Award Plan Proposal - To consider and
vote upon a proposal to approve, assuming the Business
Combination Proposal, the Organizational Documents
Proposal and the Stock Issuance Proposal are approved
and adopted, the Boxed, Inc. 2021 Incentive Award Plan
(the "Incentive Award Plan"), including the authorization
of the initial share reserve under the Incentive Award
Plan.				Management		For	For
6.	The ESPP Proposal - To consider and vote upon a
proposal to approve, assuming the Business
Combination Proposal, the Organizational Documents
Proposal and the Stock Issuance Proposal are approved
and adopted, the Boxed, Inc. 2021 Employee Stock
Purchase Plan (the "ESP Plan"), including the
authorization of the initial share reserve under the ESP
Plan.				Management		For	For
7.	The Adjournment Proposal - To consider and vote upon a
proposal to approve the adjournment of the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, any of
the Business Combination Proposal, the Organizational
Documents Proposal, the Stock Issuance Proposal, the
Incentive Plan Proposal and the ESPP Proposal would
not be duly approved and adopted by our ...(due to space
limits, see proxy statement for full proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	36,908	0	29-Nov-2021	29-Nov-2021
SPECIAL OPPORTUNITIES FUND, INC
Security		84741T104				Meeting Type	Annual
Ticker Symbol		SPE				Meeting Date	08-Dec-2021
ISIN		US84741T1043				Agenda	935521511 - Management
Record Date		13-Oct-2021				Holding Recon Date	13-Oct-2021
City /	Country	/	United States			Vote Deadline Date	07-Dec-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Mr. Andrew Dakos				Split	Split
2		Mr. Phillip Goldstein				Split	Split
3		Mr. Ben Harris				Split	Split
4		Mr. Gerald Hellerman				Split	Split
5		Mr. Mark Lunder				Split	Split
6		Mr. Charles Walden				Split	Split
2.		To provide a non-binding advisory vote on whether the amendment to the Fund's proxy voting policy is in the best interests of the Fund and its stockholders.		Management		Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	375,543	0	07-Dec-2021	07-Dec-2021
ACKRELL SPAC PARTNERS I CO.
Security		00461L303				Meeting Type	Annual
Ticker Symbol		ACKIT				Meeting Date	09-Dec-2021
ISIN		US00461L3033				Agenda	935520660 - Management
Record Date		29-Oct-2021				Holding Recon Date	29-Oct-2021
City /	Country	/	United States			Vote Deadline Date	08-Dec-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management
1		Daniel L. Sheehan				For	For
2.		Ratification of the appointment of UHY LLP as the Company's independent registered public accounting firm for the year ending December 31, 2021.		Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	26,282	0	15-Nov-2021	15-Nov-2021
ISOS ACQUISITION CORP.
Security		G4962C112				Meeting Type	Special
Ticker Symbol		ISOS				Meeting Date	14-Dec-2021
ISIN		KYG4962C1125				Agenda	935526509 - Management
Record Date		04-Nov-2021				Holding Recon Date	04-Nov-2021
City /	Country	/	United States			Vote Deadline Date	13-Dec-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1)	The BCA Proposal - To approve and adopt the Business
Combination Agreement, dated as of July 1, 2021, (the
"Business Combination Agreement"), by and among Isos
and Bowlero Corp. which provides for, among other
things, the merger of Bowlero with and into Isos (the
"Merger"), with Isos surviving the Merger, in accordance
with the terms and subject to the conditions of the
Business Combination Agreement.				Management		For	For
2)	The Domestication Proposal - To approve change Isos's
jurisdiction of incorporation by deregistering as an
exempted company in the Cayman Islands and
continuing and domesticating as a corporation
incorporated under the laws of the State of Delaware (the
"Domestication" and, together with the Merger, the
"Business Combination").				Management		For	For
3A)		Organizational Documents Proposal A - change in authorized capital stock		Management		For	For
3B)		Organizational Documents Proposal B - issuance of preferred stock		Management		For	For
3C)		Organizational Documents Proposal C - adopt Delaware as exclusive forum for certain stockholder litigation		Management		For	For
3D)		Organizational Documents Proposal D - elect not to be governed by Section 203 of the DGCL		Management		For	For
3E)		Organizational Documents Proposal E - to approve certain super- majority provisions for certain amendments		Management		For	For
3F)		Organizational Documents Proposal F - to approve certain super- majority provisions for removal of directors		Management		For	For
3G)		Organizational Documents Proposal G - to approve super-voting provisions New Bowlero Class B common stock		Management		For	For
3H)		Organizational Documents Proposal H - to provide for certain additional changes		Management		For	For
4)		DIRECTOR		Management
1		Thomas F. Shannon				For	For
2		Brett I. Parker				For	For
3		John A. Young				For	For
4		Michael J. Angelakis				For	For
5		Rachael A. Wagner				For	For
6		Robert J. Bass				For	For
7		George Barrios				For	For
8		Michelle Wilson				For	For
9		Sandeep Mathrani				For	For
5)	The Stock Issuance Proposal - To approve for purposes
of complying with the applicable provisions of the NYSE,
the issuance of Class A common stock and Series A
preferred stock pursuant to the Business Combination
Agreement, the PIPE Offering and the Forward Purchase
Contract.				Management		For	For
6)		The Incentive Plan Proposal - To approve the Bowlero Corp. 2021 Omnibus Incentive Plan.		Management		For	For
7)		The ESPP Proposal - To approve the Bowlero Corp. Employee Stock Purchase Plan.		Management		For	For
8)	The Adjournment Proposal - To approve the adjournment
of the extraordinary general meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for the approval of one or more proposals at the
extraordinary general meeting.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	25,629	0	29-Nov-2021	29-Nov-2021
MEXICO EQUITY AND INCOME FUND, INC.
Security		592834105				Meeting Type	Annual
Ticker Symbol		MXE				Meeting Date	16-Dec-2021
ISIN		US5928341057				Agenda	935524214 - Management
Record Date		18-Oct-2021				Holding Recon Date	18-Oct-2021
City /	Country	/	United States			Vote Deadline Date	15-Dec-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1A.		To elect the below-named nominee as Class II Director to hold office for the time period relating to such nominee's class and until his successor has been duly elected and qualified: Richard Abraham		Management		Split	Split
1B.		To elect the below-named nominee as Class II Director to hold office for the time period relating to such nominee's class and until his successor has been duly elected and qualified: Rajeev Das		Management		Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	53,594	0	15-Dec-2021	15-Dec-2021
HEALTHCOR CATALIO ACQUISITION CORP.
Security		G44125105				Meeting Type	Special
Ticker Symbol		HCAQ				Meeting Date	21-Dec-2021
ISIN		KYG441251058				Agenda	935530572 - Management
Record Date		04-Nov-2021				Holding Recon Date	04-Nov-2021
City /	Country	/	United States			Vote Deadline Date	20-Dec-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - RESOLVED, as an
ordinary resolution, that HealthCor's entry into the
Business Combination Agreement, dated as of July 7,
2021 (as the same has been or may be amended,
modified, supplemented or waived from time to time, the
"Business Combination Agreement"), by and among
HealthCor, Optimus Merger Sub I, Inc., a Delaware
corporation and wholly owned subsidiary of HealthCor
("Merger Sub I"), Optimus Merger Sub II, Inc., a
Delaware corporation and wholly owned subsidiary
....(due to space limits, see proxy statement for full
proposal).				Management		For	For
2.	The Domestication Proposal - RESOLVED, as a special
resolution, that the change of HealthCor's jurisdiction of
incorporation from the Cayman Islands to the State of
Delaware (the "Domestication") by deregistering as an
exempted company in the Cayman Islands and
continuing and domesticating as a corporation
incorporated under the laws of the State of Delaware
(HealthCor following the Domestication, "New Hyperfine"
and such proposal, the "Domestication Proposal") be
approved, ratified and confirmed in all respects.				Management		For	For
3.	The Organizational Documents Proposal - RESOLVED,
as a special resolution, that, assuming the Business
Combination Proposal and the Domestication Proposal
are approved and adopted, the amendment and
restatement of the Current Articles by their deletion and
replacement with the proposed new certificate of
incorporation (the "Proposed Charter") and bylaws (the
"Proposed Bylaws" and, together with the Proposed
Charter, the "Proposed Organizational Documents") of
New Hyperfine, which, if approved, ...(due to space limits,
see proxy statement for full proposal).				Management		For	For
4A.	Advisory Charter Proposal 4A - RESOLVED, that the
authorized share capital in the Proposed Charter be
increased from 555,000,000 shares divided into
500,000,000 Class A ordinary shares, par value $0.0001
per share (the "Class A ordinary shares"), 50,000,000
Class B ordinary shares, par value $0.0001 per share
(the "Class B ordinary shares" and, together with the
Class A ordinary shares, the "ordinary shares"), and
5,000,000 preference shares, par value $0.0001 per
share (the "preference ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
4B.	Advisory Charter Proposal 4B - RESOLVED, that the
Proposed Charter provide that holders of shares of Class
A common stock will be entitled to cast one vote per
share of Class A common stock and (i) prior to the
effective time of the Mergers (the "Effective Time"),
holders of shares of Class B common stock will have the
right to one vote per share of Class B common stock, and
(ii) effective upon the Effective Time, holders of shares of
Class B common stock will be entitled to cast 20 votes
....(due to space limits, see proxy statement for full
proposal).				Management		For	For
4C.	Advisory Charter Proposal 4C - RESOLVED, that the
Proposed Charter provide that any action required or
permitted to be taken by the stockholders of New
Hyperfine at any annual or special meeting of
stockholders of New Hyperfine may be taken by written
consent until the time the issued and outstanding shares
of Class B common stock represent less than 50% of the
voting power of the then outstanding shares of capital
stock of New Hyperfine that would be entitled to vote in
the election of ... (due to space limits, see proxy
statement for full proposal).				Management		For	For
4D.	Advisory Charter Proposal 4D - RESOLVED, that
amendments to certain provisions of the Proposed
Charter relating to the rights of Class A common stock
and Class B common stock will require (i) so long as any
shares of Class B common stock remain outstanding, the
affirmative vote of the holders of at least two-thirds of the outstanding shares of Class B common stock, voting as a
separate class, (ii) so long as any shares of Class A
common stock remain outstanding, the affirmative vote of
the ...(due to space limits, see proxy statement for full
proposal).				Management		For	For
4E.	Advisory Charter Proposal 4E - RESOLVED, that the
Proposed Bylaws may be amended, altered, repealed or
adopted either (x) by the affirmative vote of a majority of
the board of directors of New Hyperfine (the "New
Hyperfine Board") present at any regular or special
meeting of the New Hyperfine Board at which a quorum
is present or (y) (i) when the issued and outstanding
shares of Class B common stock represents less than
50% of the voting power of the then outstanding shares
of capital stock ... (due to space limits, see proxy
statement for full proposal).				Management		For	For
4F.	Advisory Charter Proposal 4F - RESOLVED, that the
Proposed Charter provide that the number of directors
will be fixed and may be modified by the New Hyperfine
Board; provided that, prior to the first date on which the
issued and outstanding shares of Class B common stock
represents less than 50% of the voting power of the then
outstanding shares of capital stock of New Hyperfine that
would be entitled to vote in the election of directors, the
number of directors cannot exceed a certain ... (due to
space limits, see proxy statement for full proposal).				Management		For	For
4G.	Advisory Charter Proposal 4G - RESOLVED, that the
Proposed Charter provide that the New Hyperfine Board
is not classified, and that the New Hyperfine directors
shall serve for a term of one year, expiring at the next
annual meeting of stockholders of New Hyperfine, as
opposed to the Current Articles, which provide that
HealthCor's board of directors is divided into three
classes, with each class elected for staggered three year
terms.				Management		For	For
4H.	Advisory Charter Proposal 4H - RESOLVED, that the
Proposed Charter provide that any or all directors of New
Hyperfine may be removed from office at any time with or
without cause and for any or no reason only with and
immediately upon, (i) on or after the date on which the
issued and outstanding shares of Class B common stock
represents less than 50% of the voting power of the then
outstanding shares of capital stock of New Hyperfine that
would be entitled to vote in the election of directors, the ...
(due to space limits, see proxy statement for full
proposal).				Management		For	For
4I.	Advisory Charter Proposal 4I - RESOLVED, that various
provisions in the Current Articles applicable only to blank
check companies, including the provisions requiring that
HealthCor have net tangible assets of at least $5,000,001
immediately prior to, or upon such consummation of, a
business combination, be eliminated.				Management		For	For
5.	The Stock Issuance Proposal - RESOLVED, as an
ordinary resolution, that, assuming the Business
Combination Proposal, the Domestication Proposal and
the Organizational Documents Proposal are approved
and adopted, for the purposes of complying with the
applicable listing rules of The Nasdaq Stock Market
("Nasdaq"), the issuance of (i) an aggregate of
29,663,067 shares of Class A common stock to
stockholders of Hyperfine pursuant to the terms of the
Business Combination Agreement, ... (due to space
limits, see proxy statement for full proposal).				Management		For	For
6.	The Director Election Proposal - RESOLVED, as an
ordinary resolution, that, assuming the Business
Combination Proposal, the Domestication Proposal, the
Organizational Documents Proposal and the Stock
Issuance Proposal are approved and adopted, the
appointment of seven directors who, effective
immediately after the Effective Time, will become the
directors of New Hyperfine until their respective
successors are duly elected and qualified pursuant to the
terms of the Proposed ... (due to space limits, see proxy
statement for full proposal).				Management		For	For
7.	The Incentive Plan Proposal - RESOLVED, as an
ordinary resolution, that, assuming the Business
Combination Proposal, the Domestication Proposal, the
Organizational Documents Proposal, the Stock Issuance
Proposal and the Director Election Proposal are
approved and adopted, the Hyperfine, Inc. 2021 Equity
Incentive Plan (the "Incentive Plan Proposal") be
approved and adopted.				Management		For	For
8.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the extraordinary
general meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the extraordinary
general meeting, any of the Business Combination
Proposal, the Domestication Proposal, the Organizational
Documents Proposal, the Stock Issuance Proposal or the
Incentive Plan Proposal would not be duly ... (due to
space limits, see proxy statement for full proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	1,736	0	03-Dec-2021	03-Dec-2021
MCAP ACQUISITION CORPORATION
Security		55282T109				Meeting Type	Special
Ticker Symbol		MACQ				Meeting Date	21-Dec-2021
ISIN		US55282T1097				Agenda	935532209 - Management
Record Date		04-Nov-2021				Holding Recon Date	04-Nov-2021
City /	Country	/	United States			Vote Deadline Date	20-Dec-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve and adopt the Business
Combination Agreement, dated as of July 27, 2021 (as
may from time to time be amended, restated,
supplemented or otherwise modified, the "Business
Combination Agreement"), by and among MCAP, GRNT
Merger Sub 1 LLC,.				Management		For	For
2.		The Charter Amendment Proposal - to approve and adopt, an amendment to MCAP's current certificate of incorporation.		Management		For	For
3A.	Advisory Proposal A - provide that the total number of
shares of all classes of capital stock which the Company
will have authority to issue is 370,000,000 shares,
consisting of (i) 350,000,000 shares of common stock,
par value $0.0001 per share and (ii) 20,000,000 shares of
preferred stock, par value $0.0001 per share.				Management		For	For
3B.		Advisory Proposal B - provide that the capital stock consists of common and preferred stock only and does not delineate classes of common stock.		Management		For	For
3C		Advisory Proposal C - provide for the waiver of the corporate opportunity doctrine with respect to H.I.G. and its affiliates and any Non-Employee Director or his or her affiliates.		Management		For	For
3D.		Advisory Proposal D - provide that certain actions under the Proposed Charter relating to the nomination and election of directors are subject to the Stockholders Agreement.		Management		For	For
3E.	Advisory Proposal E - provide that any action required or
permitted to be taken by the stockholders of the
combined company must be effected by a duly called
annual or special meeting of such stockholders and may
not be effected by written consent of the stockholders.				Management		For	For
3F.	Advisory Proposal F - provide that amendments to the
Proposed Charter will require the affirmative vote of the
holders of at least 66 2/3% of the voting power of the
then outstanding shares of capital stock of the combined
company entitled to vote, voting together as a single
class.				Management		For	For
3G.	Advisory Proposal G - provide that directors may be
removed by the affirmative vote of the holders of at least
66 2/3% of voting stock of the combined company
entitled to vote at an election of directors.				Management		For	For
3H.	Advisory Proposal H - (i) provide that the post-business
combination company's corporate name would change
from "MCAP Acquisition Corporation" to "AdTheorent,
Inc." and make the Company's corporate existence
perpetual and (ii) remove certain provisions related to
MCAP's status as a blank check company that will no
longer apply upon consummation of the business
combination.				Management		For	For
4A.		Election of Director 2022 special meeting of stockholders: John Black		Management		For	For
4B.		Election of Director 2022 special meeting of stockholders: Danielle Qi		Management		For	For
4C.		Election of Director 2022 special meeting of stockholders: Ben Tatta		Management		For	For
4D.		Election of Director 2023 special meeting of stockholders: Rich Boghosian		Management		For	For
4E.		Election of Director 2023 special meeting of stockholders: Vineet Mehra		Management		For	For
4F.		Election of Director 2023 special meeting of stockholders: Zia Uddin		Management		For	For
4G.		Election of Director 2024 special meeting of stockholders: Kihara Kiarie		Management		For	For
4H.		Election of Director 2024 special meeting of stockholders: James Lawson		Management		For	For
4I.		Election of Director 2024 special meeting of stockholders: Eric Tencer		Management		For	For
5.		The Long-Term Incentive Plan Proposal - to consider and vote upon a proposal to approve the 2021 Long-Term Incentive Plan to be effective after the closing of the Business Combination.		Management		For	For
6.		The ESPP Proposal - to consider and vote upon a proposal to approve the 2021 Employee Stock Purchase Plan ("ESPP") to be effective after the closing of the Business Combination		Management		For	For
7.	The Nasdaq Proposal - to consider and vote upon a
proposal to approve, (i) for purposes of complying with
Nasdaq Listing Rules 5635(a) and (b), the issuance of
more than 20% of the issued and outstanding Class A
common stock and the resulting change in control in
connection with the Business Combination and (ii) for the
purposes of complying with Nasdaq Listing Rules 5635(d)
the issuance of more than 20% of the issued and
outstanding shares of Class A common stock in the PIPE
Financing, upon the completion of the Business
Combination.				Management		For	For
8.	The Adjournment Proposal - to consider and vote on a
proposal to adjourn the Stockholders Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the Stockholders Meeting, there are not
sufficient votes to approve one or more proposals
presented to stockholders for vote.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	4,269	0	17-Dec-2021	17-Dec-2021
TUSCAN HOLDINGS CORP II
Security		90070A103				Meeting Type	Special
Ticker Symbol		THCA				Meeting Date	21-Dec-2021
ISIN		US90070A1034				Agenda	935533047 - Management
Record Date		30-Nov-2021				Holding Recon Date	30-Nov-2021
City /	Country	/	United States			Vote Deadline Date	20-Dec-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to March 31, 2022.		Management		For	For
2.		Adjournment Proposal: Approve the adjournment of the special meeting to a later date or dates, if the Company determines that additional time is necessary to effectuate the Extension.		Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	92,638	0	17-Dec-2021	17-Dec-2021
MERIDA MERGER CORP. I
Security		58953M106				Meeting Type	Special
Ticker Symbol		MCMJ				Meeting Date	22-Dec-2021
ISIN		US58953M1062				Agenda	935531360 - Management
Record Date		09-Nov-2021				Holding Recon Date	09-Nov-2021
City /	Country	/	United States			Vote Deadline Date	21-Dec-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to February 28, 2022.		Management		For	For
2.		Adjournment Proposal: Approve the adjournment of the special meeting to a later date or dates, if the Company determines that additional time is necessary to effectuate the Extension.		Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	61,365	0	03-Dec-2021	03-Dec-2021
FS DEVELOPMENT CORP. II
Security		30318F100				Meeting Type	Special
Ticker Symbol		FSII				Meeting Date	23-Dec-2021
ISIN		US30318F1003				Agenda	935532235 - Management
Record Date		18-Nov-2021				Holding Recon Date	18-Nov-2021
City /	Country	/	United States			Vote Deadline Date	22-Dec-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		To (a) adopt and approve the Merger Agreement and (b) approve the Business Combination (the "Business Combination Proposal").		Management		For	For
2.	To approve, assuming the Business Combination
Proposal is approved and adopted, for purposes of
complying with the applicable provisions of Nasdaq Stock
Exchange Listing Rule 5635 (each, a "Nasdaq Listing
Rule"), (a) the issuance of 32,500,000 newly issued
shares of FS Development II Class A Common Stock in
the Business Combination, (b) the issuance and sale of
7,500,000 newly issued shares of FS Development II
Class A Common Stock in a private placement
concurrent with the Business combination ...(due to
space limits, see proxy statement for full proposal).				Management		For	For
3A.	Charter Amendment Proposal A - To approve, assuming
the Business Combination Proposal is approved and
adopted, a proposed second amended and restated
certificate of incorporation, which will amend and restate
FS Development Corp. II's current certificate of
incorporation, dated February 16, 2021 (the "Current
Charter"), and which proposed second amended and
restated certificate of incorporation will be in effect upon
the closing of the Business Combination (the "Closing").				Management		For	For
3B.	Charter Amendment Proposal B - To approve and adopt
a proposed amendment to the second amended and
restated certificate of incorporation to increase the
number of shares of FS Development II Class A Common
stock from 100,000,000 to 250,000,000 and the total
number of authorized shares from 110,000,000 (following
approval of Charter Amendment Proposal A) to
260,000,000, which proposed amendment to the second
amended and restated certificate of incorporation will be
in effect upon the Closing.				Management		For	For
4A.	Advisory Charter Proposal A - To increase the authorized
shares of FS Development II Class A Common Stock to
250,000,000 shares (if Charter Amendment Proposal B
passes). If Charter Amendment Proposal B does not
pass, the authorized shares of FS Development II Class
A Common Stock will remain 100,000,000 shares.				Management		For	For
4B.	Advisory Charter Proposal B - To increase the authorized
shares of "blank check" preferred stock that the
Combined Entity's board of directors could issue to
discourage a takeover attempt to 10,000,000 shares.				Management		For	For
4C.	Advisory Charter Proposal C - To provide that certain
amendments to provisions of the Proposed Charter will
require the approval of at least 66.67% of the Combined
Entity's then-outstanding shares of capital stock entitled
to vote on such amendment.				Management		For	For
4D.	Advisory Charter Proposal D - To make the Combined
Entity's corporate existence perpetual as opposed to FS
Development II's corporate existence, which is required
to be dissolved and liquidated 24 months following the
closing of its initial public offering and to remove from the
Proposed Charter the various provisions applicable only
to specified purpose acquisition corporations contained in
the Current Charter.				Management		For	For
4E.	Advisory Charter Proposal E - To provide that any
amendment to the Amended Bylaws will require the
approval of at least 66.67% of the Combined Entity's
then-outstanding shares of capital stock entitled to vote
on such amendment, provided that if the board of
directors of the Combined Entity recommends approval of
such amendment, such amendment will require the
approval of a majority of the Combined Entity's then-
outstanding shares of capital stock entitled to vote on
such amendment.				Management		For	For
5.	To approve, assuming the Business Combination
Proposal is approved and adopted, the 2021 Stock
Option and Incentive Plan a copy of which is appended to
the accompanying proxy statement/ prospectus as Annex
E, which will become effective the day prior to the Closing
(the "Incentive Plan Proposal").				Management		For	For
6.	To approve a proposal to adjourn the Special Meeting to
a later date or dates, if necessary, to permit further
solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, there
are not sufficient votes to approve the Business
Combination Proposal, the Nasdaq Stock Issuance
Proposal, the Charter Amendment Proposals, the
Advisory Charter Proposals, or the Incentive Plan
Proposal, or we determine that one or more of the closing
conditions under the Business Combination is not
satisfied or waived.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	849	0	17-Dec-2021	17-Dec-2021
MALACCA STRAITS ACQUISITION CO. LTD.
Security		G5859B117				Meeting Type	Annual
Ticker Symbol		MLAC				Meeting Date	27-Dec-2021
ISIN		KYG5859B1178				Agenda	935528957 - Management
Record Date		15-Nov-2021				Holding Recon Date	15-Nov-2021
City /	Country	/	China			Vote Deadline Date	23-Dec-2021
SEDOL(s)						Quick Code

Item		Proposal		Proposed by		Vote	For/Against Management
1.1		Appointment of Director to serve until the 2023 annual general meeting: Kenneth Ng		Management		For	For
1.2		Appointment of Director to serve until the 2023 annual general meeting: Stanley Wang		Management		For	For
1.3		Appointment of Director to serve until the 2023 annual general meeting: Christian Jason Chan		Management		For	For
1.4		Appointment of Director to serve until the 2023 annual general meeting: Ping He		Management		For	For
1.5		Appointment of Director to serve until the 2023 annual general meeting: Dwi Prasetyo Suseno		Management		For	For
2.		Ratification of the selection by the audit committee of WithumSmith+Brown, PC to serve as our independent registered public accounting firm for the year ended December 31, 2021.		Management		For	For
3.	Amend the Company's amended and restated
memorandum and articles of association to extend the
date that the Company has to consummate a business
combination from January 17, 2022 (which is 18 months
from the closing of our initial public offering) to October
17, 2022 (or such earlier date as determined by the
Board of Directors).				Management		For	For
4.	Adjourn the Annual Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the other
proposals.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	11,182	0	03-Dec-2021	03-Dec-2021
NEXTGEN ACQUISITION CORP. II
Security		G65317102				Meeting Type	Special
Ticker Symbol		NGCA				Meeting Date	28-Dec-2021
ISIN		KYG653171028				Agenda	935534087 - Management
Record Date		19-Nov-2021				Holding Recon Date	19-Nov-2021
City /	Country	/	United States			Vote Deadline Date	27-Dec-2021
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The BCA Proposal - to approve by ordinary resolution
and adopt the Agreement and Plan of Merger, dated as
of August 22, 2021, by and among NextGen, Merger Sub
and Vieco USA, a copy of which is attached to the
accompanying proxy statement/prospectus statement as
Annex A (as may be amended from time to time, the
"Merger Agreement"). The Merger Agreement provides,
among other things, for the merger of Merger Sub with
and into Vieco USA (the "Merger"), with Vieco USA
surviving the Merger as a wholly ...(due to space limits,
see proxy statement for full proposal).				Management		For	For
2.	The Domestication Proposal - to approve by special
resolution, the change of NextGen's jurisdiction of
incorporation by deregistering as an exempted company
in the Cayman Islands and continuing and domesticating
as a corporation incorporated under the laws of the State
of Delaware (the "Domestication" and, together with the
Merger, the "Business Combination") (the "Domestication
Proposal").				Management		For	For
3.	Organizational Documents Proposal A - to authorize the
change in the authorized share capital of NextGen from
500,000,000 Class A ordinary shares, par value $0.0001
per share (the "NextGen Class A ordinary shares"),
50,000,000 Class B ordinary shares, par value $0.0001
per share (the "NextGen Class B ordinary shares" and,
together with the Class A ordinary shares, the "ordinary
shares"), and 5,000,000 preferred shares, par value
$0.0001 per share (the "NextGen preferred shares"), to
2,000,000,000 shares ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
4.	Organizational Documents Proposal B - to authorize the
board of directors of Virgin Orbit (the "Virgin Orbit Board")
to issue any or all shares of Virgin Orbit preferred stock in one or more series, with such terms and conditions as
may be expressly determined by the Virgin Orbit Board
and as may be permitted by the DGCL, subject to the
Stockholders' Agreement (as defined in the Merger
Agreement) ("Organizational Documents Proposal B").				Management		For	For
5.	Organizational Documents Proposal C - to provide that
the Virgin Orbit Board be divided into three classes, with
each class made up of, as nearly as may be possible, of
one-third of the total number of directors constituting the
entire Virgin Orbit Board, with only one class of directors
being elected in each year and each class serving a
three-year term ("Organizational Documents Proposal
C").				Management		For	For
6.	Organizational Documents Proposal D - to provide that
certain provisions of the Proposed Organizational
Documents will be subject to the Stockholders
Agreement, including provisions governing amendments
to the Proposed Organizational Documents, actions by
written consent of stockholders and the issuance of
preferred stock, with respect to which the Requisite Vieco
USA Stockholder will have certain rights pursuant to the
Stockholders' Agreement (and, following the post-Closing
....(due to space limits, see proxy statement for full
proposal).				Management		For	For
7.	Organizational Documents Proposal E - to authorize all
other changes in connection with the replacement of
Cayman Constitutional Documents with the Proposed
Certificate of Incorporation and Proposed Bylaws in
connection with the consummation of the Business
Combination (copies of which are attached to the
accompanying proxy statement/prospectus as Annex J
and Annex K, respectively), including (1) changing the
corporate name from "NextGen Acquisition Corp. II" to
"Virgin ...(due to space limits, see proxy statement for full
proposal).				Management		For	For
8.	The Director Election Proposal - to approve by ordinary
resolution, to elect seven directors who, upon
consummation of the Business Combination, will be the
directors of Virgin Orbit (the "Director Election Proposal").				Management		For	For
9.	The Stock Issuance Proposal - to approve by ordinary
resolution for purposes of complying with the applicable
provisions of The Nasdaq Stock Market Listing Rule
5635, the issuance of Virgin Orbit common stock to (a)
the PIPE Investors, including the Sponsor Related PIPE
Investors and the Vieco USA PIPE Investors, pursuant to
the PIPE Investment and (b) the Vieco USA Stockholders
pursuant to the Merger Agreement (the "Stock Issuance
Proposal").				Management		For	For
10.		The Incentive Award Plan Proposal - to approve by ordinary resolution, the Virgin Orbit Holdings, Inc. 2021 Incentive Award Plan (the "Incentive Award Plan Proposal").		Management		For	For
11.		The ESPP Proposal - to approve by ordinary resolution, the Virgin Orbit Holdings, Inc. 2021 Employee Stock Purchase Plan (the "ESPP Proposal").		Management		For	For
12.	The Adjournment Proposal - to approve the adjournment
of the extraordinary general meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for the approval of one or more proposals at the
extraordinary general meeting (the "Adjournment
Proposal").				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	27,220	0	17-Dec-2021	17-Dec-2021
PETRA ACQUISITION INC
Security		716421102				Meeting Type	Special
Ticker Symbol		PAIC				Meeting Date	06-Jan-2022
ISIN		US7164211028				Agenda	935537398 - Management
Record Date		16-Dec-2021				Holding Recon Date	16-Dec-2021
City /	Country	/	United States			Vote Deadline Date	05-Jan-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to approve the
Agreement and Plan of Merger, dated as of August 29,
2021 (as it may be further amended and/or restated from
time to time, the "Business Combination Agreement"), by
and among Petra, Petra Acquisition Merger Inc., a
Delaware corporation and a wholly-owned subsidiary of
Petra ("Merger Sub"), and Revelation Biosciences, Inc., a
Delaware corporation ("Revelation"); and the transactions
contemplated thereby, pursuant to which Merger Sub
....(due to space limits, see proxy statement for full
proposal).				Management		For	For
2.	The Nasdaq Proposal - to approve, for purposes of
complying with applicable listing rules of The Nasdaq
Stock Market LLC, the issuance of up to an aggregate of
10,500,000 shares of Common Stock in connection with
the Business Combination (the "Nasdaq Proposal").				Management		For	For
3.	The Charter Amendment Proposal - to approve the
proposed third amended and restated certificate of
incorporation of Petra (the "Proposed Charter"), which
will replace Petra's second amended and restated
certificate of incorporation, dated October 7, 2020 (the
"Current Charter"), and will be in effect upon the
consummation of the Business Combination (the "Charter
Amendment Proposal"). A copy of the Proposed Charter
is attached to the proxy statement/prospectus as Annex
B.				Management		For	For
4.1	The Advisory Charter Proposal - to change the post-
Business Combination company's corporate name from
"Petra Acquisition, Inc." to "Revelation Biosciences, Inc."
(we refer to such proposal as "Advisory Charter Proposal
A").				Management		For	For
4.2	The Advisory Charter Proposal - increasing the total
number of authorized shares of stock from 101,000,000
to 105,000,000 and the number of authorized shares of
Preferred Stock from 1,000,000 to 5,000,000 (we refer to
such proposal as "Advisory Charter Proposal B").				Management		For	For
4.3	The Advisory Charter Proposal - prohibiting stockholders
from acting by written consent by specifying that any
action required or permitted to be taken by stockholders
must be effected by a duly called annual or special
meeting and may not be effected by written consent (we
refer to such proposal as "Advisory Charter Proposal C").				Management		For	For
4.4	The Advisory Charter Proposal - removing certain
provisions related to our status as a blank check
company that will no longer apply upon consummation of
the Business Combination, all of which our board of
directors believes are necessary to adequately address
the needs of the post-Business Combination company
(we refer to such proposal as "Advisory Charter Proposal
D").				Management		For	For
5.	The Directors Proposal - to consider and vote upon a
proposal to elect, effective as of the consummation of the
Business Combination, James Rolke, George F.
Tidmarsh, MD, PhD, Jennifer Carver, Jess Roper, and
Curt LaBelle, MD (the current members of the Revelation
board of directors) to serve on the post-Business
Combination company's board of directors until their
respective successors are duly elected and qualified (we
refer to this proposal as the "Directors Proposal").				Management		For	For
6.	The Equity Incentive Plan Proposal - to approve the 2021
Equity Incentive Plan (the "Equity Incentive Plan"), a copy
of which is annexed to the proxy statement/prospectus as
Annex C, in connection with the Business Combination,
including the authorization of the initial share reserve
under the Equity Incentive Plan (the "Equity Incentive
Plan Proposal").				Management		For	For
7.	The Adjournment Proposal - to approve a proposal to
adjourn the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the Special Meeting, there are not sufficient votes to
approve the Business Combination Proposal, the Nasdaq
Proposal, the Charter Amendment Proposal, the
Directors Proposal, or the Equity Incentive Plan Proposal
(the "Adjournment Proposal"). We refer to this proposal
as the ...(due to space limits, see proxy statement for full
proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	29,221	0	31-Dec-2021	31-Dec-2021
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Security		14070Y101				Meeting Type	Special
Ticker Symbol		CPSR				Meeting Date	11-Jan-2022
ISIN		US14070Y1010				Agenda	935539114 - Management
Record Date		15-Nov-2021				Holding Recon Date	15-Nov-2021
City /	Country	/	United States			Vote Deadline Date	10-Jan-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - subject to the
approval and adoption of the Charter Amendment
Proposal, NYSE Stock Issuance Proposal, Director
Election Proposal and Equity Incentive Plan Proposal, to
(a) adopt and approve the Business Combination
Agreement, dated as of July 19, 2021 and amended on
November 8, 2021 (as may be further amended,
supplemented or otherwise modified from time to time,
the "Business Combination Agreement"), a copy of which
is appended to the accompanying ...(due to space limits,
see proxy statement for full proposal).				Management		For	For
2.	The Charter Amendment Proposal - to approve,
assuming the Business Combination Proposal, NYSE
Stock Issuance Proposal, Director Election Proposal and
Equity Incentive Plan Proposal are approved and
adopted, a proposed amended and restated certificate of
incorporation (the "Proposed Charter"), which will amend
and restate CPSR's current amended and restated
certificate of incorporation (the "Current Charter"), and
which Proposed Charter will be in effect when duly filed
with the ...(due to space limits, see proxy statement for
full proposal).				Management		For	For
3A.		Advisory Charter Proposal A - to change the corporate name of New Gelesis to "Gelesis Holdings, Inc.".		Management		For	For
3B.		Advisory Charter Proposal B - to increase CPSR's capitalization so that it will have 900,000,000 authorized shares of common stock and 250,000,000 authorized shares of preferred stock.		Management		For	For
3C.		Advisory Charter Proposal C - to divide the New Gelesis board of directors into three classes with staggered three- year terms.		Management		For	For
3D.	Advisory Charter Proposal D - to provide that the removal
of any director be only for cause and by the affirmative
vote of at least 66 2/3% of New Gelesis' then-outstanding
shares of capital stock entitled to vote generally in the
election of directors.				Management		For	For
3E.	Advisory Charter Proposal E - to provide that certain
amendments to provisions of the Proposed Charter will
require the approval of at least 66 2/3% of New Gelesis'
then-outstanding shares of capital stock entitled to vote
on such amendment.				Management		For	For
3F.	Advisory Charter Proposal F - to make New Gelesis'
corporate existence perpetual as opposed to CPSR's
corporate existence, which is required to be dissolved
and liquidated 24 months following the closing of its initial public offering, and to remove from the Proposed Charter
the various provisions applicable only to special purpose
acquisition companies.				Management		For	For
3G.		Advisory Charter Proposal G - to remove the provisions setting the Court of Chancery of the State of Delaware as the sole and exclusive forum for certain stockholder actions.		Management		For	For
4.	The NYSE Stock Issuance Proposal - to approve,
assuming the Business Combination Proposal, Charter
Amendment Proposal, Director Election Proposal and
Equity Incentive Plan Proposal are approved and
adopted, for purposes of complying with the applicable
provisions of Section 312 of the NYSE Listed Company
Manual, (a) the issuance of up to 96,876,625 newly
issued shares of common stock, par value $0.0001 per
share, of New Gelesis, in the Business Combination,
which amount will be determined ...(due to space limits,
see proxy statement for full proposal).				Management		For	For
5.	The Director Election Proposal - to approve, assuming
the Business Combination Proposal, Charter Amendment
Proposal, NYSE Stock Issuance Proposal and Equity
Incentive Plan Proposal are approved and adopted, the
appointment of eight directors who, upon consummation
of the Business Combination, will become directors of
New Gelesis.				Management		For	For
6.	The Equity Incentive Plan Proposal - to approve,
assuming the Business Combination Proposal, Charter
Amendment Proposal, NYSE Stock Issuance Proposal
and Director Election Proposal are approved and
adopted, the Gelesis Holdings, Inc. 2021 Stock Option
and Incentive Plan, a copy of which is appended to the
accompanying proxy statement/prospectus as Exhibit H
to the Business Combination Agreement, a copy of which
is attached to the accompanying proxy
statement/prospectus as Annex A, which will become
effective the day prior to the Closing.				Management		For	For
7.	The Adjournment Proposal - to approve a proposal to
adjourn the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the Special Meeting, there are not sufficient votes to
approve the Business Combination Proposal, the Charter
Amendment Proposal, the NYSE Stock Issuance
Proposal, the Director Election Proposal or the Equity
Incentive Plan Proposal, or we determine that one or
more ...(due to space limits, see proxy statement for full
proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	3,882	0	31-Dec-2021	31-Dec-2021
GORES METROPOULOS II, INC.
Security		382873107				Meeting Type	Special
Ticker Symbol		GMII				Meeting Date	14-Jan-2022
ISIN		US3828731071				Agenda	935539138 - Management
Record Date		30-Nov-2021				Holding Recon Date	30-Nov-2021
City /	Country	/	United States			Vote Deadline Date	13-Jan-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.1		Election of Director: Randall Bort		Management		For	For
1.2		Election of Director: Michael Cramer		Management		For	For
1.3		Election of Director: Joseph Gatto		Management		For	For
1.4		Election of Director: Dean Metropoulos		Management		For	For
2.		Business Combination Proposal.		Management		For	For
3.		Nasdaq Proposal.		Management		For	For
4.		Charter Proposal.		Management		For	For
5A.		Goverance Proposal: Change in Authorized Shares.		Management		For	For
5B.		Goverance Proposal: Classified Board.		Management		For	For
5C.		Goverance Proposal: Application of the Doctrine of Corporate Opportunity.		Management		For	For
5D.		Goverance Proposal: Required Stockholder Vote to Amend the Certificate of Incorporation of the Company.		Management		For	For
6.		Management Equity Incentive Plan Proposal.		Management		For	For
7.		Incentive Plan Proposal.		Management		For	For
8.		ESPP Proposal.		Management		For	For
9.		Adjournment Proposal.		Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	4,030	0	31-Dec-2021	31-Dec-2021
VISTAS MEDIA ACQUISITION CO., INC.
Security		92840T107				Meeting Type	Special
Ticker Symbol		VMAC				Meeting Date	19-Jan-2022
ISIN		US92840T1079				Agenda	935537766 - Management
Record Date		15-Dec-2021				Holding Recon Date	15-Dec-2021
City /	Country	/	United States			Vote Deadline Date	18-Jan-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal, which we refer to as the "Business
Combination Proposal," to approve and adopt the
business combination agreement, dated March 3, 2021
(as may be amended, supplemented, or otherwise
modified from time to time, the "Business Combination
Agreement"), by and among Vistas Media Acquisition
Company Inc. ("VMAC"), Anghami, a Cayman Islands
exempted company ("Anghami"), Anghami Inc., a
Cayman Islands exempted ... (due to space limits, see
proxy statement for full proposal).				Management		For	For
2.	The Nasdaq Proposal - to consider and vote upon a
proposal to approve, for purposes of complying with
applicable listing rules of The Nasdaq Stock Market LLC
("Nasdaq Listing Rules"), the issuance of more than 20%
of the current total issued and outstanding shares of
VMAC Class A Common Stock (the "Nasdaq Proposal")
to the Subscribers of the PIPE Shares and to SHUAA for
services rendered in connection with the Business
Combination.				Management		For	For
3.	The Stockholder Adjournment Proposal - to consider and
vote upon a proposal to adjourn the special meeting of
stockholders to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the special meeting
of stockholders, there are not sufficient votes to approve
one or more proposals presented to stockholders for vote
or the holders of VMAC's Class A Common Stock (the
"Public Stockholders") have ...(due to space limits, see
proxy statement for full proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	25,796	0	31-Dec-2021	31-Dec-2021
TREBIA ACQUISITION CORP.
Security		G9027T109				Meeting Type	Special
Ticker Symbol		TREB				Meeting Date	20-Jan-2022
ISIN		KYG9027T1094				Agenda	935539532 - Management
Record Date		22-Nov-2021				Holding Recon Date	22-Nov-2021
City /	Country	/	United States			Vote Deadline Date	19-Jan-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - a proposal to
approve Trebia's entry into that certain Business
Combination Agreement, dated as of June 28, 2021 and
amended on November 30, 2021 (as may be amended,
supplemented or otherwise modified from time to time,
the "Business Combination Agreement"), by and among
Trebia, S1 Holdco, LLC ("S1 Holdco"), Orchid Merger
Sub I, Inc. ("Trebia Merger Sub I"), Orchid Merger Sub II,
Inc. ("Trebia Merger Sub II"), System1 SS Protect
Holdings, Inc. ("Protected") ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
2.	The NYSE Proposal - a proposal to approve, for the
purposes of complying with the applicable provisions of
Section 312.03 of the NYSE's Listed Company Manual,
(i) the issuance of common stock of System1 (as defined
below) in connection with the consummation of the
transactions contemplated by the Business Combination
Agreement and the other transaction agreements, (ii) all
issuances of shares of common stock of System1 upon
the conversion of shares of any other class of System1
common stock ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
3.	The Domestication Proposal - a proposal to approve that
Trebia be domesticated as a Delaware corporation in
accordance with Section 388 of the DGCL and de-
register as a Cayman Islands exempted company in
accordance with Section 206 of the Cayman Islands
Companies Act (As Revised) (the "Domestication"), upon
which Trebia will change its name to "System1, Inc."
("System1").				Management		For	For
4.	The Charter Amendment Proposal - a proposal to
approve the amendment and restatement of the
amended and restated memorandum and articles of
association of Trebia by their deletion and replacement
with the proposed certificate of incorporation of System1,
(a copy of which is attached to the accompanying proxy
statement/prospectus as Annex B (the "System1
Charter")), and the proposed bylaws of System1, a copy
of which is attached to the accompanying proxy
statement/prospectus as Annex C (the ...(due to space
limits, see proxy statement for full proposal).				Management		For	For
5A.	Multi-class Shares Proposal - a proposal to authorize a
change to the authorized capital stock of Trebia from (A)
400,000,000 Class A ordinary shares of Trebia, par value
$0.0001 per share, 40,000,000 Class B ordinary shares
of Trebia, par value $0.0001 per share, and 1,000,000
preferred shares of Trebia, par value $0.0001 per share,
to (B) 500,000,000 shares of System1 class A common
stock, par value $0.0001 per share, 25,000,000 shares of
System1 class C common stock, par value $0.0001 per
share, ...(due to space limits, see proxy statement for full
proposal).				Management		For	For
5B.		Election, Number and Removal of Directors - a proposal to permit changes to the ability of shareholders to vote and remove directors from the System1 board of directors.		Management		For	For
5C.	Approval of Business Combination - a proposal to
approve the adoption of a majority voting requirement to
approve a merger or other form of business combination,
if such merger or business combination is approved by
the System1 board of directors.				Management		For	For
5D.	Exclusive Forum Provision - a proposal to make the
Delaware Court of Chancery serve as the exclusive
forum (or, in the event that the Delaware Court of
Chancery does not have jurisdiction, the federal district
court for the District of Delaware or other state courts of
the State of Delaware) for any shareholder claims,
including claims in the right of System1 that are based
upon a violation of a duty by a current or former director,
officer, employee or shareholder in such capacity, or as
to ...(due to space limits, see proxy statement for full
proposal).				Management		For	For
5E.		Action by Written Consent of Stockholders - a proposal to only permit action by System1 shareholders only at a duly called annual or special meeting of such shareholders.		Management		For	For
5F.	Other Changes In Connection With Adoption of the
System1 Organizational Documents - a proposal to
approve and authorize (A) changing the corporate name
from "Trebia Acquisition Corp." to "System1, Inc.", (B)
making System1's corporate existence perpetual, and (C)
removing certain provisions related to System1's status
as a blank check company.				Management		For	For
6.	The Incentive Plan Proposal - a proposal to approve and
adopt the System1 2022 Incentive Award Plan (the
"Incentive Plan") and the material terms thereunder,
including the authorization of the accompanying initial
share reserve thereunder. A copy of the Incentive Plan is
attached to the accompanying proxy
statement/prospectus as Annex D.				Management		For	For
7.		DIRECTOR		Management
1		Dexter Fowler				For	For
2		Caroline Horn				For	For
3		Jennifer Prince				For	For
4		Moujan Kazerani				For	For
5		Frank R. Martire, Jr.				For	For
6		Christopher Phillips				For	For
7		Michael Blend				For	For
8		William P. Foley, II				For	For
8.	The Adjournment Proposal - a proposal to approve the
adjournment of the Extraordinary General Meeting to a
later date or dates (i) to the extent necessary to ensure
that any required supplement or amendment to the
accompanying proxy statement/prospectus is provided to
Trebia Shareholders or, if as of the time for which the
Extraordinary General Meeting is scheduled, there are
insufficient Trebia ordinary shares represented (either in
person or by proxy) to constitute ...(due to space limits,
see proxy statement for full proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	26,422	0	04-Jan-2022	04-Jan-2022
CF ACQUISITION CORP V
Security		12520R205				Meeting Type	Special
Ticker Symbol		CFFVU				Meeting Date	24-Jan-2022
ISIN		US12520R2058				Agenda	935521838 - Management
Record Date		01-Nov-2021				Holding Recon Date	01-Nov-2021
City /	Country	/	United States			Vote Deadline Date	21-Jan-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	A proposal to adopt and approve the Agreement and
Plan of Merger, dated July 5, 2021 (as the terms and
conditions therein may be amended, modified or waived
from time to time, the "Merger Agreement"), by and
among, CF V, Satellogic Inc., a business company with
limited liability incorporated under the laws of the British
Virgin Islands and a direct wholly owned subsidiary of the
Company ("PubCo"), Nettar Group Inc. (d/b/a Satellogic),
a business company with limited liability ...(due to space
limits, see proxy statement for full proposal).				Management		For	For
2.		A proposal to approve a proposal to adjourn the Special Meeting to a later date or dates, if necessary.		Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	4,349	0	29-Nov-2021	29-Nov-2021
YELLOWSTONE ACQUISITION COMPANY
Security		98566K105				Meeting Type	Special
Ticker Symbol		YSAC				Meeting Date	25-Jan-2022
ISIN		US98566K1051				Agenda	935542135 - Management
Record Date		22-Dec-2021				Holding Recon Date	22-Dec-2021
City /	Country	/	United States			Vote Deadline Date	24-Jan-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to approve and
adopt the Equity Purchase Agreement, dated as of
August 1, 2021, by and among YAC and Sky Harbour
LLC, a Delaware limited liability company ("SKY"). The
transactions contemplated by the Equity Purchase
Agreement are referred to herein as the Business
Combination.				Management		For	For
2.	The NYSE Proposal - to approve, assuming the Business
Combination Proposal is approved and adopted, for
purposes of complying with applicable NYSE listing rules,
(i) the issuance by Sky Harbour Group Corporation
("SHG Corporation"), as successor to YAC, of Class A
Common Stock and Class B Common Stock in the
Business Combination in an amount equal to 20% or
more of the amount of YAC's issued and outstanding
common stock immediately prior to the issuance and (ii)
the issuance by SHG ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
3.	The Charter and Governance Proposals - to approve and
adopt, assuming the Business Combination Proposal and
the NYSE Proposal are approved and adopted, the
Amended and Restated Certificate of Incorporation (the
"A&R Certificate of Incorporation"), which, if approved,
would take effect upon Closing, a copy of which is
attached to the accompanying proxy statement as Annex
B (the "Charter Proposal").In addition to the approval of
the A&R Certificate of Incorporation, the stockholders are
also ...(due to space limits, see proxy statement for full
proposal).				Management		For	For
3A.	To increase the total number of authorized shares and
classes of stock to 260,000,000 shares consisting of (i)
10,000,000 shares of preferred stock, par value 0.0001
per share, (ii) 200,000,000 shares of Class A Common
Stock. par value $0,0001 per share, and (iii) 50,000,000
shares of Class B Common Stock, par value $0.0001 per
share.				Management		For	For
3B.	To declassify the board of directors, to provide that the
SHG Corporation Board will be elected by holders of
Class A Common Stock and Class B Common Stock
voting together as a single class and to provide that the
number of directors of SHG Corporation will be not less
than 3 and not more than 11, with the then- authorized
number of directors being fixed from time to time by the
SHG Corporation Board within such range, which number
shall initially be seven.				Management		For	For
3C.		To elect not to be governed by Section 203 of the DGCL.		Management		For	For
4.	The Director Election Proposal - for holders of YAC Class
B Common Stock to elect, assuming the Business
Combination Proposal, the NYSE Proposal, and the
Charter Proposal are approved and adopted, seven
Directors of the SHG Corporation Board until the 2022
annual meeting of stockholders or until such directors'
successors have been duly elected and qualified, or until
such directors' earlier death, resignation, retirement or
removal.				Management		For	For
5.	The Incentive Plan Proposal - to approve and adopt,
assuming the Business Combination Proposal, the NYSE
Proposal, and the Charter Proposal are approved and
adopted, the SHG Corporation 2022 Incentive Award
Plan (the "2022 Plan").				Management		For	For
6.	The Adjournment Proposal - to approve the adjournment
of the Special Meeting to a later date or dates, if
necessary or appropriate, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
any of the condition precedent proposals.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	24,288	0	13-Jan-2022	13-Jan-2022
SPORTS ENTERTAINMENT ACQUISITION CORP
Security		84918M106				Meeting Type	Special
Ticker Symbol		SEAH				Meeting Date	26-Jan-2022
ISIN		US84918M1062				Agenda	935542919 - Management
Record Date		30-Dec-2021				Holding Recon Date	30-Dec-2021
City /	Country	/	United States			Vote Deadline Date	25-Jan-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Business Combination Proposal - to approve and adopt
Business Combination Agreement ("Business
Combination Agreement"), by and among SEAC, SGHC
Ltd. a non-cellular company ltd. by shares Inc. under the
laws of Island of Guernsey ("SGHC"), Super Group
(SGHC) Ltd. a non-cellular company ltd. by shares Inc.
under laws of Island of Guernsey ("NewCo"), Super
Group (SGHC) Merger Sub, Inc., a Delaware corp. and a
wholly-owned subsidiary of NewCo ("Merger Sub" and,
together with NewCo, SGHC and SGHC's direct and
indirect subsidiaries, "Target Companies").				Management		For	For
2.	the Equity Incentive Plan Proposal - to consider and vote,
on an advisory and non-binding basis, upon a proposal to
approve, assuming the Business Combination Proposal
is approved and adopted, the 2021 Equity Incentive Plan.				Management		For	For
3.	the Employee Stock Purchase Plan Proposal - to
consider and vote, on an advisory and non-binding basis,
upon a proposal to approve, assuming the Business
Combination Proposal is approved and adopted, the
2021 Employee Stock Purchase Plan.				Management		For	For
4.	the Adjournment Proposal - to approve the adjournment
of the special meeting to a later date or dates, if
necessary or appropriate, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
the Business Combination Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	31,852	0	24-Jan-2022	24-Jan-2022
LIONHEART ACQUISITION CORP. II
Security		53625R104				Meeting Type	Special
Ticker Symbol		LCAP				Meeting Date	27-Jan-2022
ISIN		US53625R1041				Agenda	935541258 - Management
Record Date		31-Dec-2021				Holding Recon Date	31-Dec-2021
City /	Country	/	United States			Vote Deadline Date	26-Jan-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
amended and restated certificate of incorporation to
extend the date that the Company has to consummate an
initial business combination to August 18, 2022.				Management		For	For
2.	Adjournment Proposal - Adjourn the Special Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
approval of Proposal 1.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	33,322	0	13-Jan-2022	13-Jan-2022
MERIDA MERGER CORP. I
Security		58953M106				Meeting Type	Special
Ticker Symbol		MCMJ				Meeting Date	01-Feb-2022
ISIN		US58953M1062				Agenda	935540092 - Management
Record Date		28-Dec-2021				Holding Recon Date	28-Dec-2021
City /	Country	/	United States			Vote Deadline Date	31-Jan-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve the Agreement and Plan
of Merger, dated as of August 9, 2021 and amended on
September 8, 2021 (as amended, the "Merger
Agreement"), by and among Merida, Merida Merger Sub,
Inc., a Washington corporation ("Merger Sub I"), Merida
Merger Sub II, LLC, a Washington limited liability
company ("Merger Sub II" and, together with Merger Sub
I, the "Merger Subs"), and Leafly Holdings, Inc., a
Washington corporation ("Leafly"), and ...(due to space
limits, see proxy statement for full proposal).				Management		For	For
2.	The Nasdaq Proposal - to consider and vote upon a
proposal, as required by the rules of the Nasdaq Stock
Market, to approve (a) the issuance of shares of
Common Stock in the Mergers in an amount greater than
20% of the number of shares of Common Stock
outstanding before such issuances and (b) the issuance
of shares of Common Stock resulting in a change of
control of Merida.				Management		For	For
3.		The Charter Amendment Proposal - to consider and vote upon a proposal to adopt the Second Amended and Restated Certificate of Incorporation of Merida (the "Proposed Charter").		Management		For	For
4A.	The Governance Proposal - Increase the number of
shares of common stock that New Leafly is authorized to
issue from 50,000,000 shares to 200,000,000 shares and
increase the number of shares of preferred stock that
Merida (or, after the completion of the transactions
contemplated by the Merger Agreement, "New Leafly") is
authorized to issue from 1,000,000 shares to 5,000,000
shares.				Management		For	For
4B.	The Governance Proposal - Require an affirmative vote
of holders of at least two-thirds (66 2/3%) of the voting
power of all of the then outstanding shares of voting stock
following the consummation of the Mergers, voting
together as a single class, to amend, alter, repeal or
rescind certain provisions of the Proposed Charter
related to the board of directors, special meetings,
stockholder action by written consent, limitations on the
liability of directors, the applicability of the doctrine of
corporate opportunity, and amendments.				Management		For	For
4C.		The Governance Proposal - Eliminate the ability of stockholders to act by written consent.		Management		For	For
4D.	The Governance Proposal - Provide that special
meetings of stockholders may only be called by the board
of directors, chairman of the board, or chief executive
officer of New Leafly, subject to the rights of the holders
of any outstanding series of preferred stock.				Management		For	For
5A.	The Director Election Proposal - to consider and vote
upon a proposal to elect the director nominee identified
below who will serve as a director of Merida until the
2024 annual meeting of stockholders, and until the
nominee's successor is duly elected and qualified,
subject to the nominee's earlier death, resignation, or
removal: Andres Nannetti				Management		For	For
6.	The Incentive Plan Proposal - to consider and vote upon
a proposal to approve the 2021 Equity Incentive Plan (the
"2021 Plan"), which is an incentive compensation plan for
employees and other service providers of New Leafly and
its subsidiaries.				Management		For	For
7.	The ESPP Proposal - to consider and vote upon a
proposal to approve the 2021 Employee Stock Purchase
Plan (the "ESPP"), which provides for employees and
other service providers of New Leafly and its subsidiaries,
to purchase shares of Common Stock.				Management		For	For
8.	The Earnout Plan Proposal - to consider and vote upon a
proposal to approve the Earnout Plan of New Leafly,
which provides a mechanism for Participants to
participate in the earnout pursuant to the Merger
Agreement.				Management		For	For
9.	The Adjournment Proposal - to consider and vote upon a
proposal to adjourn the special meeting to a later date or
dates if it is determined by Merida and Leafly that
additional time is necessary to complete the Mergers for
any reason.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	61,365	0	04-Jan-2022	04-Jan-2022
OMNICHANNEL ACQUISITION CORP.
Security		68218L108				Meeting Type	Special
Ticker Symbol		OCA				Meeting Date	01-Feb-2022
ISIN		US68218L1089				Agenda	935542490 - Management
Record Date		27-Dec-2021				Holding Recon Date	27-Dec-2021
City /	Country	/	United States			Vote Deadline Date	31-Jan-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve the business
combination agreement, dated as of July 19, 2021 (as
may be amended and/or restated from time to time, the
"Business Combination Agreement"), by and among
Omnichannel Acquisition Corp. ("Omnichannel"),
Omnichannel Merger Sub, Inc., a Delaware corporation
("Merger Sub"), and Kin Insurance, Inc., a Delaware
corporation ("Kin"), and the transactions contemplated
thereby, pursuant to which Merger ... (due to space limits,
see proxy statement for full proposal).				Management		For	For
2.	The Charter Proposal - to consider and vote upon a
proposal to approve, assuming the Business
Combination Proposal is approved and adopted, the
proposed second amended and restated certificate of
incorporation of Omnichannel (the "Proposed Charter"),
which will replace Omnichannel's amended and restated
certificate of incorporation, dated November 19, 2020
(the "Current Charter") and will be in effect upon the
Closing of the Business Combination (we refer to such
proposal as the "Charter ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
3A.	Advisory Charter Proposal A - to approve the
reclassification of Pubco's common stock to a single
class. The Proposed Charter provides for the issuance of
common stock and preferred stock, and does not provide
for the issuance of Class A and Class B common stock.
At the Effective Time, any distinction between the rights
of Class A and Class B common stock will not survive the
reclassification/conversion to Pubco common stock.
Pursuant to the Current Charter, and at the Effective
Time of the Business ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
3B.	Advisory Charter Proposal B - to approve the provision in
the Proposed Charter providing that a director may only
be removed only for cause and only by the affirmative
vote of at least two- thirds (66 and 2/3%) of the shares
entitled to vote at an election of directors. Under the
Current Charter, director removal requires an affirmative
vote of a majority of the shares of Omnichannel Class B
common stock.				Management		For	For
3C.	Advisory Charter Proposal C - to approve amendments to
certain provisions of the Proposed Charter to require the
affirmative vote of at least two-thirds (66 and 2/3%) of the total voting power of all the then outstanding shares
entitled to vote thereon, voting together as a single class, rather than by an affirmative vote of a majority of the
shares entitled to vote under the Current Charter (and, for
the provisions concerning election and removal of
directors by shareholder vote, approval ...(due to space
limits, see proxy statement for full proposal).				Management		For	For
3D.	Advisory Charter Proposal D - to approve an amendment
to the Proposed Charter allowing for the bylaws of Pubco
to be amended, altered, repealed or adopted by the
affirmative vote of the holders of at least two-thirds (66
and 2/3%) of the voting power of all of the then
outstanding shares of voting stock of Pubco entitled to
vote generally in an election of directors, as opposed to
the bylaws of Omnichannel requiring the approval of a
majority of the board of directors of Omnichannel or by
the ... (due to space limits, see proxy statement for full
proposal).				Management		For	For
4.	The Stock Issuance Proposal - to consider and vote upon
a proposal to approve, assuming the Business
Combination Proposal and the Charter Proposal are
approved and adopted, for the purposes of complying
with the applicable listing rules of the NYSE, the issuance
of (x) shares of Omnichannel Class A common stock
pursuant to the terms of the Business Combination
Agreement and (y) shares of Omnichannel Class A
common stock to certain institutional investors in
connection with the private ...(due to space limits, see
proxy statement for full proposal).				Management		For	For
5.	The Incentive Plan Proposal - to consider and vote upon
a proposal to approve, assuming the Business
Combination Proposal, the Charter Proposal and the
Stock Issuance Proposal are approved and adopted, the
Kin Insurance Inc. 2021 Omnibus Incentive Equity Plan
(the "Incentive Plan"), including the authorization of the
initial share reserve under the Incentive Plan (the
"Incentive Plan Proposal").				Management		For	For
6.	The Adjournment Proposal - to consider and vote upon a
proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the special meeting, any of
the Business Combination Proposal, the Charter
Proposal, the Stock Issuance Proposal and the Incentive
Plan Proposal would not be duly approved and adopted
by our stockholders or we determine that one or more of
the ... (due to space limits, see proxy statement for full
proposal).				Management		For	For
7.	The ESPP Proposal - to consider and vote upon a
proposal to approve, assuming the Business
Combination Proposal, the Charter Proposal and the
Stock Issuance Proposal are approved and adopted, the
Kin Insurance 2021 Employee Stock Purchase Plan (the
"ESPP"), including the authorization of the initial share
reserve under the ESPP.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	20,080	0	24-Jan-2022	24-Jan-2022
THAYER VENTURES ACQUISITION CORPORATION
Security		88332T100				Meeting Type	Special
Ticker Symbol		TVAC				Meeting Date	08-Feb-2022
ISIN		US88332T1007				Agenda	935544230 - Management
Record Date		21-Dec-2021				Holding Recon Date	21-Dec-2021
City /	Country	/	United States			Vote Deadline Date	07-Feb-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The "Business Combination Proposal" - To consider and
vote upon a proposal to approve and adopt the Business
Combination Agreement, dated as of June 30, 2021, (as
may be further amended from time to time, the "Business
Combination Agreement"), by and among Thayer, the
Blocker Merger Subs, the Company Merger Sub, the
Blockers and Inspirato, pursuant to which the Blocker
Mergers will be effected and, immediately following the
Blocker Mergers, Company Merger Sub will merge with
and into Inspirato, ...(due to space limits, see proxy
statement for full proposal).				Management		For	For
2.		The "Charter Proposal" - To consider and vote upon a proposal to adopt the Proposed Certificate of Incorporation in the form attached as Annex B to the accompanying proxy statement.		Management		For	For
3A.		Name Change Charter Amendment - To change Thayer's name to "Inspirato Incorporated".		Management		For	For
3B.	Authorized Share Charter Amendment - To increase the
number of authorized shares of our Class A Common
Stock, to authorize a new class of common stock called
the Class V Common Stock, and to increase the number
of authorized shares of our "blank check" preferred stock.				Management		For	For
3C.		Actions by Stockholders Charter Amendment - To require that stockholders only act at annual and special meeting of the corporation and not by written consent.		Management		For	For
3D.		Corporate Opportunity Charter Amendment - To eliminate the current limitations in place on the corporate opportunity doctrine.		Management		For	For
3E.		Voting Thresholds Charter Amendment - To increase the required vote thresholds for stockholders approving amendments to the Proposed Certificate of Incorporation and the Proposed Bylaws to 66 2/3%.		Management		For	For
3F.		Classified Board Amendment - To provide that the PubCo Board be divided into three classes with only one class of directors being elected in each year and each class serving a three-year term.		Management		For	For
3G.	Additional Governance Amendments - To approve all
other changes in connection with the replacement of the
Existing Thayer Bylaws and Existing Thayer Certificate of
Incorporation with the Proposed Certificate of
Incorporation and the Proposed Bylaws, including
adopting Delaware as the exclusive forum for certain
shareholder litigation.				Management		For	For
4.		The "Incentive Plan Proposal" - To consider and vote upon a proposal to approve the Inspirato 2021 Equity Incentive Plan, including the authorization of the initial share reserve under such plan.		Management		For	For
5.		The "ESPP Proposal" - To consider and vote upon a proposal to approve the Inspirato 2021 Employee Stock Purchase Plan, including the authorization of the initial share reserve under such plan.		Management		For	For
6A.		Merger Shares Issuance - To issue Combined Company Class A Common Stock and Combined Company Class V Common Stock in connection with the Mergers pursuant to the Business Combination Agreement.		Management		For	For
6B.		PIPE Shares Issuance - To issue Thayer Class A Common Stock to the investors in the PIPE (as defined in the accompanying proxy statement).		Management		For	For
7.	The "Adjournment Proposal" - A proposal to adjourn the
special meeting of Thayer's stockholders to a later date
or dates, if necessary, to permit further solicitation and
vote of proxies if, based upon the tabulated vote at the
time of the special meeting, there are not sufficient votes
to approve one or more proposals presented to
stockholders for vote at such special meeting.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	44,510	0	24-Jan-2022	24-Jan-2022
GROWTH CAPITAL ACQUISITION CORP.
Security		39986V107				Meeting Type	Special
Ticker Symbol		GCAC				Meeting Date	09-Feb-2022
ISIN		US39986V1070				Agenda	935545650 - Management
Record Date		13-Jan-2022				Holding Recon Date	13-Jan-2022
City /	Country	/	United States			Vote Deadline Date	08-Feb-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To approve and
adopt the Business Combination Agreement, dated as of
August 4, 2021 (as amended by the Amendment to the
Business Combination Agreement, dated as of January
21, 2022, and as it may be further amended or
supplemented from time to time, the "Business
Combination Agreement"), by and among Growth Capital
Acquisition Corp., a Delaware corporation (the
"Company"), GCAC Merger Sub Inc., a Delaware
corporation and newly formed wholly-owned subsidiary
....(due to space limits, see proxy statement for full
proposal).				Management		For	For
2.	The Amended and Restated Charter Proposal - To
approve the amendment and restatement, in connection
with the closing of the Business Combination, of the
Company's existing amended and restated certificate of
incorporation by adopting the second amended and
restated certificate of incorporation, a copy of which is
included as Annex B to the Proxy Statement.				Management		For	For
3.	The Nasdaq Proposal - To approve, for purposes of
complying with the applicable listing rules of the Nasdaq
Stock Market, the issuance of (i) shares of the
Company's common stock pursuant to the Business
Combination Agreement and (ii) approximately $59.5
million of shares of the Company's Class A common
stock to investors in a PIPE financing to be completed in
connection with the Business Combination.				Management		For	For
4.	The Incentive Plan Proposal - To approve and adopt the
2022 Equity Incentive Plan, including the initial share
reserve and automatic increases thereunder, a copy of
which is included as Annex D to the Proxy Statement.				Management		For	For
5.	The Employee Stock Purchase Plan Proposal - To
approve and adopt the Employee Stock Purchase Plan,
including the initial share reserve and automatic
increases thereunder, a copy of which is included as
Annex E to the Proxy Statement.				Management		For	For
6.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, the
Company is not authorized to consummate the
transactions contemplated by the Business Combination
Agreement, including the Merger.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	21,746	0	01-Feb-2022	01-Feb-2022
ASTREA ACQUISITION CORP.
Security		04637C106				Meeting Type	Special
Ticker Symbol		ASAX				Meeting Date	15-Feb-2022
ISIN		US04637C1062				Agenda	935547301 - Management
Record Date		21-Jan-2022				Holding Recon Date	21-Jan-2022
City /	Country	/	United States			Vote Deadline Date	14-Feb-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve and adopt the
Agreement and Plan of Merger dated as of August 9,
2021 by and among Astrea, Peregrine Merger Sub, LLC,
Lexyl Travel Technologies, LLC, Double Peregrine
Merger Sub, LLC and Benjamin & Brothers, LLC, and the
transactions contemplated by the Merger Agreement.				Management		For	For
2.		The Charter Amendment Proposal - to consider and vote upon a proposal to approve the second amended and restated certificate of incorporation of Astrea.		Management		For	For
3A.	The Advisory Charter Proposal - to consider and vote
upon the following separate non-binding proposal: To
reclassify Astrea's capital stock and to increase the total
number of authorized shares and classes of stock from a
total of 51,000,000 shares, par value $0.0001 per share,
consisting of 50,000,000 shares of common stock and
1,000,000 shares of preferred stock, to a total of
380,000,000 shares, par value $0.0001 per share,
consisting of (i) 375,000,000 shares of common stock,
including (x) ...(due to space limits, see proxy statement
for full proposal).				Management		For	For
3B.	The Advisory Charter Proposal - to consider and vote
upon the following separate non-binding proposal: To
provide that the Company Board shall have the power to
make, alter or amend or repeal any bylaw, but subject to
the right of stockholders to alter or repeal any such
bylaw; and to further provide that no bylaw made, altered
or amended by the stockholders will retroactively
invalidate any prior act of the Company Board that would
have been valid if such bylaw had not been made,
altered, or amended by the stockholders.				Management		For	For
3C.	The Advisory Charter Proposal - to consider and vote
upon the following separate non-binding proposal: To
provide that, except as otherwise expressly permitted by
the terms of any series of preferred stock permitting the
holders of such series of preferred stock to call a special
meeting of the holders of such series, special meetings of
the stockholders of the Company may be called only by
the chairman of the Company Board, the chief executive
officer of the Company, or the Company Board; and the
....(due to space limits, see proxy statement for full
proposal).				Management		For	For
3D.	The Advisory Charter Proposal - to consider and vote
upon the following separate non-binding proposal: To
provide that removal of one or more directors for cause
requires the affirmative vote of the holders of at least two-
thirds (66 and 2/3%) of the voting power of all of the then
outstanding shares of voting stock of the Company
following the consummation of the Business
Combination, voting together as a single class.				Management		For	For
3E.	The Advisory Charter Proposal - to consider and vote
upon the following separate non-binding proposal: To
provide that no stockholders holding less than forty
percent (40%) of the total issued stock of the Company
will be entitled to examine the books of account or
documents or papers or vouchers of the Company,
except by a resolution of the Company Board giving such
privileges; however, this provision shall not restrict the
examination of such corporate records as are by statute
open to the inspection of stockholders.				Management		For	For
4.	The Nasdaq Proposal - to consider and vote upon a
proposal, as required by the rules of the Nasdaq Stock
Market, to approve the issuance or potential issuance of
common stock in the Merger in an amount greater than
20% of the number of shares of Astrea Common Stock
before such issuances and the issuance of common
stock resulting in a change of control of Astrea.				Management		For	For
5A.		Election of Director: Gianno Caldwell		Management		For	For
5B.		Election of Director: Jeffrey Goldstein		Management		For	For
5C.		Election of Director: James Wilkinson		Management		For	For
5D.		Election of Director: John Prince		Management		For	For
5E.		Election of Director: Mahesh Chaddah		Management		For	For
5F.		Election of Director: Dieter Huckestein		Management		For	For
5G.		Election of Director: Kate Walsh		Management		For	For
5H.		Election of Director: Timothy N. Hentschel		Management		For	For
5I.		Election of Director: Yatin Patel		Management		For	For
5J.		Election of Director: Mohsen Moazami		Management		For	For
5K.		Election of Director: Dylan Ratigan		Management		For	For
6.		The Incentive Plan Proposal - to consider and vote upon a proposal to approve and adopt the 2021 Long Term Incentive Award Plan.		Management		For	For
7.		The Employee Stock Purchase Plan Proposal - to consider and vote upon a proposal to approve and adopt the 2021 Employee Stock Purchase Plan.		Management		For	For
8.		The Adjournment Proposal - to consider and vote upon a proposal to adjourn the special meeting to a later date or dates, if necessary.		Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	10,062	0	08-Feb-2022	08-Feb-2022
HEALTHCARE CAPITAL CORP.
Security		42228C101				Meeting Type	Special
Ticker Symbol		HCCC				Meeting Date	18-Feb-2022
ISIN		US42228C1018				Agenda	935544898 - Management
Record Date		13-Jan-2022				Holding Recon Date	13-Jan-2022
City /	Country	/	United States			Vote Deadline Date	17-Feb-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To approve and
adopt the Agreement and Plan of Merger, dated as of
July 7, 2021 (as it may be amended or supplemented
from time to time, the "Merger Agreement"), by and
among HCCC, Alpha Tau Medical Ltd., a company
organized under the laws of the state of Israel ("Alpha
Tau") and Archery Merger Sub Inc., a Delaware
corporation and wholly-owned subsidiary of Alpha Tau
("Merger Sub"), and the transactions contemplated
therein.				Management		For	For
2.1		The Charter Proposal - To approve and adopt the name of the new public entity will be "Alpha Tau Medical Ltd." as opposed to "Healthcare Capital Corp.".		Management		For	For
2.2		The Charter Proposal - To approve and adopt the Alpha Tau Articles will provide for one class of ordinary shares as opposed to the two classes of common stock provided for in the HCCC Charter.		Management		For	For
2.3	The Charter Proposal - To approve and adopt Alpha
Tau's corporate existence is perpetual as opposed to
HCCC's corporate existence terminating if a business
combination is not consummated within a specified
period of time.				Management		For	For
2.4		The Charter Proposal - To approve and adopt the Alpha Tau Articles will not include the various provisions applicable only to special purpose acquisition corporations that the HCCC Charter contains.		Management		For	For
3.	The Adjournment Proposal - To consider and vote upon a
proposal to adjourn this special meeting to a later date or
dates, if necessary, if the parties are not able to
consummate the Business Combination.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	6,044	0	24-Jan-2022	24-Jan-2022
DTF TAX-FREE INCOME FUND INC.
Security		23334J107				Meeting Type	Annual
Ticker Symbol		DTF				Meeting Date	07-Mar-2022
ISIN		US23334J1079				Agenda	935544329 - Management
Record Date		10-Dec-2021				Holding Recon Date	10-Dec-2021
City /	Country	/	United States			Vote Deadline Date	04-Mar-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1C.		Election of Director: Philip R. McLoughlin		Management		Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	204,397	0	04-Mar-2022	04-Mar-2022
CF ACQUISITION CORP. VIII
Security		12520C109				Meeting Type	Special
Ticker Symbol		CFFE				Meeting Date	08-Mar-2022
ISIN		US12520C1099				Agenda	935549317 - Management
Record Date		21-Jan-2022				Holding Recon Date	21-Jan-2022
City /	Country	/	United States			Vote Deadline Date	07-Mar-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a business combination from March 16,
2022 to September 30, 2022.				Management		For	For
2	Adjournment Proposal: Adjourn the Special Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
approval of Proposal 1.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	27,072	0	25-Feb-2022	25-Feb-2022
SPARTAN ACQUISITION CORP. III
Security		84677R106				Meeting Type	Special
Ticker Symbol		SPAQ				Meeting Date	08-Mar-2022
ISIN		US84677R1068				Agenda	935550598 - Management
Record Date		18-Jan-2022				Holding Recon Date	18-Jan-2022
City /	Country	/	United States			Vote Deadline Date	07-Mar-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to (a) approve and adopt the
Business Combination Agreement, dated as of July 28,
2021 (the "Business Combination Agreement"), by and
among Spartan, Athena Pubco B.V., a Dutch private
limited liability company (besloten vennootschap met
beperkte aansprakelijkheid) ("Allego"), Athena Merger
Sub, Inc., a Delaware corporation ("Merger Sub"),
Madeleine Charging B.V., a Dutch private limited liability
company (besloten vennootschap ...(due to space limits,
see proxy material for full proposal).				Management		For	For
2.	The Governance Proposal - To consider and vote upon,
on a non- binding advisory basis, a proposal to approve
certain governance provisions contained in the Articles of
Association of Allego N.V., the successor to Allego
following the Business Combination (the "Allego Articles")
that materially affect Allego shareholder rights (the
"Governance Proposal").				Management		For	For
3.	The Adjournment Proposal - To consider and vote upon a
proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary or
appropriate, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Business Combination Proposal (the "Adjournment
Proposal").				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	19,528	0	25-Feb-2022	25-Feb-2022
TECH AND ENERGY TRANSITION CORPORATION
Security		87823R102				Meeting Type	Annual
Ticker Symbol		TETC				Meeting Date	15-Mar-2022
ISIN		US87823R1023				Agenda	935548480 - Management
Record Date		27-Jan-2022				Holding Recon Date	27-Jan-2022
City /	Country	/	United States			Vote Deadline Date	14-Mar-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.1		Election of Director: James Avery		Management		For	For
1.2		Election of Director: Virginia Breen		Management		For	For
1.3		Election of Director: Gregory Gilmore		Management		For	For
1.4		Election of Director: Lawrence Handen		Management		For	For
1.5		Election of Director: Dan Hesse		Management		For	For
1.6		Election of Director: Diarmuid B. O'Connell		Management		For	For
1.7		Election of Director: David Roseman		Management		For	For
2.		Ratification of independent registered public accounting firm.		Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	27,051	0	25-Feb-2022	25-Feb-2022
TECH AND ENERGY TRANSITION CORPORATION
Security		87823R201				Meeting Type	Annual
Ticker Symbol		TETCU				Meeting Date	15-Mar-2022
ISIN		US87823R2013				Agenda	935548480 - Management
Record Date		27-Jan-2022				Holding Recon Date	27-Jan-2022
City /	Country	/	United States			Vote Deadline Date	14-Mar-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.1		Election of Director: James Avery		Management		For	For
1.2		Election of Director: Virginia Breen		Management		For	For
1.3		Election of Director: Gregory Gilmore		Management		For	For
1.4		Election of Director: Lawrence Handen		Management		For	For
1.5		Election of Director: Dan Hesse		Management		For	For
1.6		Election of Director: Diarmuid B. O'Connell		Management		For	For
1.7		Election of Director: David Roseman		Management		For	For
2.		Ratification of independent registered public accounting firm.		Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	1	0	25-Feb-2022	25-Feb-2022
VIVEON HEALTH ACQUISITION CORP.
Security		92853V106				Meeting Type	Annual
Ticker Symbol		VHAQ				Meeting Date	18-Mar-2022
ISIN		US92853V1061				Agenda	935549824 - Management
Record Date		28-Jan-2022				Holding Recon Date	28-Jan-2022
City /	Country	/	United States			Vote Deadline Date	17-Mar-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1	Amend the Company's amended and restated certificate
of incorporation to (i) extend the date by which the
Company has to consummate a business combination for
three months, from March 28, 2022 ("Original
Termination Date") to June 28, 2022 ("Extended Date"),
and (ii) allow Company, without another stockholder vote,
to elect to extend the date to consummate a business
combination on a monthly basis for up to six times by an
additional one month each time after the Extended Date
for a total of up to nine months after Original Termination
Date.				Management		For	For
2		DIRECTOR		Management
1		Jagi Gill				For	For
2		Rom Papadopoulos				For	For
3		Demetrios G. Logothetis				For	For
4		Brian Cole				For	For
5		Doug Craft				For	For
3		Ratification of Appointment of Independent Accountants		Management		For	For
4		Adjournment Proposal		Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	32,618	0	25-Feb-2022	25-Feb-2022
BRILLIANT ACQUISITION CORPORATION
Security		G1643W111				Meeting Type	Special
Ticker Symbol		BRLI				Meeting Date	18-Mar-2022
ISIN		VGG1643W1115				Agenda	935559320 - Management
Record Date		24-Feb-2022				Holding Recon Date	24-Feb-2022
City /	Country	/	United States			Vote Deadline Date	17-Mar-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	THE EXTENSION AMENDMENT PROPOSAL -
APPROVAL OF AN AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED ARTICLES
OF ASSOCIATION (THE "CURRENT ARTICLES") TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION (THE
"EXTENSION") until July 23, 2022 by deleting articles
18.6, 18.7, 18.8 and 27.2 of the Current Articles in their
entirety, replacing them with the following new articles
18.6,18.7 and 27.2, and renumbering articles as
necessary: "18.6 "If the Company does not complete
....(due to space limits, see proxy material for full
proposal).				Management		For	For
2.		THE AMENDED ARTICLES PROPOSAL - APPROVAL OF THE AMENDED ARTICLES, REFLECTING THE AMENDMENTS MADE TO THE CURRENT ARTICLES AS SET OUT IN PROPOSAL 1.		Management		For	For
3.	THE ADJOURNMENT PROPOSAL - APPROVAL TO
DIRECT THE CHAIRMAN OF THE SPECIAL MEETING
TO ADJOURN THE SPECIAL MEETING TO A LATER
DATE OR DATES, IF NECESSARY, TO PERMIT
FURTHER SOLICITATION AND VOTE OF PROXIES IF,
BASED UPON THE TABULATED VOTE AT THE TIME
OF THE MEETING,THERE ARE NOT SUFFICIENT
VOTES TO APPROVE PROPOSAL 1 OR PROPOSAL 2.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	11,614	0	08-Mar-2022	08-Mar-2022
AMERICAN ACQUISITION OPPORTUNITY INC.
Security		02369M102				Meeting Type	Special
Ticker Symbol		AMAO				Meeting Date	21-Mar-2022
ISIN		US02369M1027				Agenda	935552352 - Management
Record Date		08-Feb-2022				Holding Recon Date	08-Feb-2022
City /	Country	/	United States			Vote Deadline Date	18-Mar-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	To amend our Amended and Restated Certificate of
Incorporation to extend the date by which the Company
must consummate a Business Combination from March
22, 2022 (the date which is 12 months from the closing
date of the Company's IPO) to September 22, 2022				Management		For	For
2.		To amend the Trust Agreement to extend the liquidation date from March 22, 2022 (the date which is 12 months from the closing date of the Company's IPO) to September 22, 2022.		Management		For	For
3.		To approve an adjournment of the special meeting, if necessary, to solicit additional proxies if there are not sufficient votes in favor of Proposal 1 and Proposal 2.		Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	27,090	0	25-Feb-2022	25-Feb-2022
TUSCAN HOLDINGS CORP II
Security		90070A103				Meeting Type	Special
Ticker Symbol		THCA				Meeting Date	29-Mar-2022
ISIN		US90070A1034				Agenda	935556716 - Management
Record Date		23-Feb-2022				Holding Recon Date	23-Feb-2022
City /	Country	/	United States			Vote Deadline Date	28-Mar-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to June 30, 2022.		Management		For	For
2.		Adjournment Proposal: Approve the adjournment of the special meeting to a later date or dates, if the Company determines that additional time is necessary to effectuate the Extension.		Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	92,638	0	08-Mar-2022	08-Mar-2022
ABERDEEN FUNDS
Security		00301W105				Meeting Type	Annual
Ticker Symbol		AEF				Meeting Date	31-Mar-2022
ISIN		US00301W1053				Agenda	935558037 - Management
Record Date		15-Feb-2022				Holding Recon Date	15-Feb-2022
City /	Country	/	United States			Vote Deadline Date	30-Mar-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.1		To elect one Class II Director of the Fund, for a three- year term until the 2025 Annual Meeting of Stockholders and until such Directors' successors are duly elected and qualify: William Maher		Management		Split	Split
2.1		To consider the continuation of the term of one Class III Director under the Fund's Corporate Governance Policies for a one-year term ending in 2023: Steven N. Rappaport		Management		Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	270,248	0	30-Mar-2022	30-Mar-2022
BRANDYWINEGLOBAL-GLOBAL INCOME OPP FD
Security		10537L104				Meeting Type	Annual
Ticker Symbol		BWG				Meeting Date	08-Apr-2022
ISIN		US10537L1044				Agenda	935557819 - Management
Record Date		08-Feb-2022				Holding Recon Date	08-Feb-2022
City /	Country	/	United States			Vote Deadline Date	07-Apr-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.1		Election of Class I Director to serve until 2025 Annual Meeting: Daniel P. Cronin		Management		Split	Split
1.2		Election of Class I Director to serve until 2025 Annual Meeting: Paolo M. Cucchi		Management		Split	Split
2.		To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending October 31, 2022.		Management		Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	62,800	0	07-Apr-2022	07-Apr-2022
GLOBAL SPAC PARTNERS CO.
Security		G3934K103				Meeting Type	Special
Ticker Symbol		GLSPT				Meeting Date	11-Apr-2022
ISIN		KYG3934K1031				Agenda	935582468 - Management
Record Date		14-Mar-2022				Holding Recon Date	14-Mar-2022
City /	Country	/	United States			Vote Deadline Date	08-Apr-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - To amend, by way
of special resolution, the amended and restated
Memorandum and Articles of Association of Global SPAC
Partners Co. ("Global") to extend the date by which
Global has to consummate a business combination from
April 13, 2022 to July 13, 2022 (or such earlier date as
determined by Global's Board of Directors).				Management		For	For
2)	The Adjournment Proposal - To instruct the chairman of
the extraordinary general meeting to adjourn the
extraordinary general meeting of Global shareholders to
a later date or dates, if necessary, to permit further
solicitation and vote of Proxies if, based upon the
tabulated vote at the time of the special meeting, there
are not sufficient votes to approve the Extension
Amendment Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	40,780	0	06-Apr-2022	06-Apr-2022
PGIM SHORT DURATION HIGH YIELD OPP
Security		69355J104				Meeting Type	Annual
Ticker Symbol		SDHY				Meeting Date	14-Apr-2022
ISIN		US69355J1043				Agenda	935545066 - Management
Record Date		17-Dec-2021				Holding Recon Date	17-Dec-2021
City /	Country	/	United States			Vote Deadline Date	13-Apr-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.1		Election of Class I Trustee: Ellen S. Alberding		Management		Split	Split
1.2		Election of Class I Trustee: Stuart S. Parker		Management		Split	Split
1.3		Election of Class I Trustee: Brian K. Reid		Management		Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	56,475	0	08-Mar-2022	13-Apr-2022
KAYNE ANDERSON MIDSTREAM/ENERGY FUND INC
Security		48661E108				Meeting Type	Annual
Ticker Symbol		KMF				Meeting Date	21-Apr-2022
ISIN		US48661E1082				Agenda	935558138 - Management
Record Date		16-Feb-2022				Holding Recon Date	16-Feb-2022
City /	Country	/	United States			Vote Deadline Date	20-Apr-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1A.		ELECTION OF DIRECTOR FOR A TERM OF THREE YEARS: ANNE K. COSTIN		Management		Split	Split
1B.		ELECTION OF DIRECTOR FOR A TERM OF THREE YEARS: ALBERT L. RICHEY		Management		Split	Split
2.		THE RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS KMF'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2022.		Management		Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	133,845	0	06-Apr-2022	06-Apr-2022
PIMCO CLOSED-END FUNDS
Security		69355M107				Meeting Type	Annual
Ticker Symbol		PDO				Meeting Date	26-Apr-2022
ISIN		US69355M1071				Agenda	935575398 - Management
Record Date		25-Feb-2022				Holding Recon Date	25-Feb-2022
City /	Country	/	United States			Vote Deadline Date	25-Apr-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1a.		Election of Trustee: Deborah A. DeCotis		Management		Split	Split
1b.		Election of Trustee: David N. Fisher		Management		Split	Split
1c.		Election of Trustee: Joseph B. Kittredge, Jr.		Management		Split	Split
1d.		Election of Trustee: E. Grace Vandecruze		Management		Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	153,662	0	25-Apr-2022	25-Apr-2022
BROOKLINE CAPITAL ACQUISITION CORP.
Security		11374E104				Meeting Type	Special
Ticker Symbol		BCAC				Meeting Date	26-Apr-2022
ISIN		US11374E1047				Agenda	935588698 - Management
Record Date		21-Mar-2022				Holding Recon Date	21-Mar-2022
City /	Country	/	United States			Vote Deadline Date	25-Apr-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment: Amend the Company's Amended
and Restated Certificate of Incorporation to extend the
date by which the Company must consummate a
Business Combination from May 2, 2022 (the date which
is 15 months from the closing date of the Company's
initial public offering of our units (the "IPO")) on a monthly basis up to November 2, 2022 (the date which is 21
months from the closing date of the IPO).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	17,396	0	06-Apr-2022	06-Apr-2022
ARCHIMEDES TECH SPAC PARTNERS CO.
Security		039562301				Meeting Type	Special
Ticker Symbol		ATSPT				Meeting Date	26-Apr-2022
ISIN		US0395623012				Agenda	935608832 - Management
Record Date		16-Mar-2022				Holding Recon Date	16-Mar-2022
City /	Country	/	United States			Vote Deadline Date	25-Apr-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal: To approve the
transactions contemplated under the Merger Agreement,
dated as of November 15, 2021 (the "Merger
Agreement"), by and among the Corporation, ATSPC
Merger Sub, Inc., a Delaware corporation and wholly-
owned subsidiary of the Corporation and SoundHound,
Inc., a Delaware corporation (the "Business
Combination").				Management		For	For
2.		The Charter Amendment Proposal: To approve the Second Amended and Restated Certificate of Incorporation of the Corporation (the "Amended Charter").		Management		For	For
3A.	The Advisory Proposal: To increase the total number of
authorized shares of capital stock to (i) 499,000,000
shares of common stock, par value $0.0001 per share,
which shall be designated as 455,000,000 shares of
Class A common stock ("Class A Common Stock"),
having one vote per share, and 44,000,000 shares of
Class B common stock ("Class B Common Stock"),
having ten votes per share, and (ii) 1,000,000 shares of
preferred stock, par value $0.0001 per share.				Management		For	For
3B.	The Advisory Proposal: To (a) establish a dual class
common stock structure consisting of Class A Common
Stock and Class B Common Stock, (b) provide that
holders of Class A Common Stock will be entitled to one
vote per share and holders of Class B Common Stock will
be entitled to ten votes per share on all matters properly
submitted to the Combined Company's stockholders
entitled to vote thereon, and (c) provide that the number
of authorized shares of Class A Common Stock or Class
B ...(due to space limits,see proxy material for full
proposal).				Management		For	For
3C.	The Advisory Proposal: To provide that (i) the right of
stockholders to call a special stockholder meeting shall
be only called by the Chairman of the board of directors
of the Corporation (the "Board"), Chief Executive Officer
of the Corporation, or the Board pursuant to a resolution
adopted by a majority of the Board and to (ii) remove of
the right of stockholders to call a special stockholder
meeting.				Management		For	For
3D.		The Advisory Proposal: To remove the right of stockholders to act by written consent except to the extent otherwise set forth in the Bylaws of the Corporation.		Management		For	For
3E.	The Advisory Proposal: To require the approval of
holders of at least a majority of the voting power of the
outstanding shares of capital stock of the Combined
Company entitled to vote generally in the election of
directors, voting together as a single class to amend
certain provisions of the Amended Charter.				Management		For	For
3F.		The Advisory Proposal: To remove the waiver of the corporate opportunity doctrine with respect to the Combined Company.		Management		For	For
4.		The Incentive Plan Proposal: To approve the SoundHound AI, Inc. 2022 Incentive Award Plan to be effective after consummation of the Business Combination.		Management		For	For
5.		The ESPP Proposal: To approve the SoundHound AI, Inc. 2022 Employee Stock Purchase Plan to be effective after consummation of the Business Combination.		Management		For	For
6.	The Nasdaq Proposal: To approve, (i) for purposes of
complying with Nasdaq Listing Rules 5635 (a) and (b),
the issuance of more than 20% of the issued and
outstanding shares of common stock and the resulting
change in control in connection with the Business
Combination.				Management		For	For
7A.		Election of Director: Dr. Keyvan Mohajer		Management		For	For
7B.		Election of Director: James Hom		Management		For	For
7C.		Election of Director: Larry Marcus		Management		For	For
7D.		Election of Director: Dr. Eric Ball		Management		For	For
7E.		Election of Director: Diana Sroka		Management		For	For
8.	The Adjournment Proposal: To approve any adjournment
or postponement of the ATSP Special Meeting for the
purpose of soliciting additional proxies in the event the
Corporation does not receive the requisite stockholder
vote to approve the Business Combination Proposal, the
Charter Amendment Proposal, the Advisory Proposal, the
Incentive Plan Proposal, the ESPP Proposal, the Nasdaq
Proposal or the Directors Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	54,092	0	21-Apr-2022	21-Apr-2022
COHEN & STEERS
Security		19249X108				Meeting Type	Annual
Ticker Symbol		PTA				Meeting Date	27-Apr-2022
ISIN		US19249X1081				Agenda	935568595 - Management
Record Date		08-Mar-2022				Holding Recon Date	08-Mar-2022
City /	Country	/	United States			Vote Deadline Date	26-Apr-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Joseph M. Harvey				Split	Split
2		Gerald J. Maginnis				Split	Split
3		Daphne L. Richards				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	334,027	0	26-Apr-2022	26-Apr-2022
COHEN & STEERS
Security		19249X108				Meeting Type	Annual
Ticker Symbol		PTA				Meeting Date	27-Apr-2022
ISIN		US19249X1081				Agenda	935568595 - Management
Record Date		08-Mar-2022				Holding Recon Date	08-Mar-2022
City /	Country	/	United States			Vote Deadline Date	26-Apr-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Joseph M. Harvey				Split	Split
2		Gerald J. Maginnis				Split	Split
3		Daphne L. Richards				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL98		RIVERNORTH OPP FUND FBO NFSLLC	AL98	STATE STREET BANK & TRUST CO	65,000	0	26-Apr-2022	26-Apr-2022
NUVEEN CORE PLUS IMPACT FUND
Security		67080D103				Meeting Type	Annual
Ticker Symbol		NPCT				Meeting Date	28-Apr-2022
ISIN		US67080D1037				Agenda	935556184 - Management
Record Date		18-Jan-2022				Holding Recon Date	18-Jan-2022
City /	Country	/	United States			Vote Deadline Date	27-Apr-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1C.		DIRECTOR		Management
1		William C. Hunter				For	For
2		Judith M. Stockdale				For	For
3		Carole E. Stone				For	For
4		Margaret L. Wolff				For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	68,442	0	16-Mar-2022	16-Mar-2022
L&F ACQUISITION CORP
Security		G53702109				Meeting Type	Special
Ticker Symbol		LNFA				Meeting Date	03-May-2022
ISIN		KYG537021092				Agenda	935611055 - Management
Record Date		04-Apr-2022				Holding Recon Date	04-Apr-2022
City /	Country	/	United States			Vote Deadline Date	02-May-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: a) the first sentence of Article 49.7 of L&F's Amended and Restated Memorandum and
Articles of Association be deleted in its entirety and
replaced with the following new first sentence of Article
49.7: "In the event that the Company does not
consummate a Business Combination by August 24,
2022, or such later time as the Members may approve in
accordance with the Articles, the Company shall:" b)
Article 49.8(a) of L&F's ...(due to space limits, see proxy
material for full proposal).				Management		For	For
2.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share and Class B ordinary shares, par
value $0.0001 per share in the capital of L&F represented
(either in person or by proxy) to constitute a quorum
necessary ...(due to space limits, see proxy material for
full proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	18,120	0	21-Apr-2022	21-Apr-2022
AGBA ACQUISITION LIMITED
Security		G0120M109				Meeting Type	Annual
Ticker Symbol		AGBA				Meeting Date	03-May-2022
ISIN		VGG0120M1095				Agenda	935611093 - Management
Record Date		04-Apr-2022				Holding Recon Date	04-Apr-2022
City /	Country	/	United States			Vote Deadline Date	02-May-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	APPROVAL OF AN AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED
MEMORANDUM AND ARTICLES OF ASSOCIATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION (THE
"EXTENSION") TWO (2) TIMES FOR AN ADDITIONAL
THREE (3) MONTHS EACH TIME FROM MAY 16, 2022
TO NOVEMBER 16, 2022.				Management		For	For
2.		APPROVAL OF AN AMENDMENT TO THE COMPANY'S EXISTING INVESTMENT MANAGEMENT TRUST AGREEMENT TO MAKE CHANGES NECESSARY TO REFLECT THE EXTENSION.		Management		For	For
3.		DIRECTOR		Management
1		Gordon Lee				For	For
2		Vera Tan				For	For
3		Eric Lam				For	For
4		Brian Chan				For	For
5		Thomas Ng				For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	30,883	0	21-Apr-2022	21-Apr-2022
PERSHING SQUARE HOLDINGS LTD
Security		G7016V101				Meeting Type	Annual General Meeting
Ticker Symbol						Meeting Date	05-May-2022
ISIN		GG00BPFJTF46				Agenda	715335065 - Management
Record Date		22-Apr-2022				Holding Recon Date	22-Apr-2022
City /	Country	ST PETER PORT /	Guernsey			Vote Deadline Date	26-Apr-2022
SEDOL(s)		BG0H5M9 - BPFJTF4 - BRJLBM1 - BS7JCJ8 - BVG1TQ2				Quick Code

Item		Proposal		Proposed by		Vote	For/Against Management
1.		ACCEPT FINANCIAL STATEMENTS AND STATUTORY REPORTS		Management		For	For
2.		RATIFY ERNST YOUNG LLP AS AUDITORS		Management		For	For
3.		AUTHORISE BOARD TO FIX REMUNERATION OF AUDITORS		Management		For	For
4.		RE-ELECT NICHOLAS BOTTA AS DIRECTOR		Management		For	For
5.		RE-ELECT ANNE FARLOW AS DIRECTOR		Management		For	For
6.		RE-ELECT BRONWYN CURTIS AS DIRECTOR		Management		For	For
7.		RE-ELECT ANDREW HENTON AS DIRECTOR		Management		For	For
8.		RE-ELECT TOPE LAWANI AS DIRECTOR		Management		For	For
9.		RE-ELECT RUPERT MORLEY AS DIRECTOR		Management		For	For
10.		RE-ELECT TRACY PALANDJIAN AS DIRECTOR		Management		For	For
11.		AUTHORISE MARKET PURCHASE OF PUBLIC SHARES		Management		For	For
12.		AUTHORISE ISSUE OF EQUITY WITHOUT PRE- EMPTIVE RIGHTS		Management		For	For
CMMT	13 APR 2022: PLEASE NOTE THAT THIS IS A
REVISION DUE TO CHANGE IN NUMBERING-OF
RESOLUTIONS. IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT VOTE-AGAIN
UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU				Non-Voting

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
AL97		AL97		STATE STREET BANK	484,604	0	18-Apr-2022	18-Apr-2022
BREEZE HOLDINGS ACQUISITION CORP.
Security		106762107				Meeting Type	Special
Ticker Symbol		BREZ				Meeting Date	05-May-2022
ISIN		US1067621078				Agenda	935597863 - Management
Record Date		21-Mar-2022				Holding Recon Date	21-Mar-2022
City /	Country	/	United States			Vote Deadline Date	04-May-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - amend the company's
amended and restated certificate of incorporation to
extend the time the company has to complete its initial
business combination until September 26, 2022.				Management		For	For
2.		Adjournment Proposal - adjourn the special meeting to a later date or dates to permit further solicitation of proxies if there are insufficient votes to approve Proposal No. 1.		Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	21,512	0	12-Apr-2022	12-Apr-2022
WESTERN ASSET DIVERSIFIED INCOME FUND
Security		95790K109				Meeting Type	Annual
Ticker Symbol		WDI				Meeting Date	06-May-2022
ISIN		US95790K1097				Agenda	935558710 - Management
Record Date		08-Feb-2022				Holding Recon Date	08-Feb-2022
City /	Country	/	United States			Vote Deadline Date	05-May-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.1		Election of Class I Trustee to serve until 2025 Annual Meeting: Robert D. Agdern		Management		Split	Split
1.2		Election of Class I Trustee to serve until 2025 Annual Meeting: Carol L. Colman		Management		Split	Split
1.3		Election of Class I Trustee to serve until 2025 Annual Meeting: Daniel P. Cronin		Management		Split	Split
2.		To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending December 31, 2022.		Management		Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	72,313	0	07-Apr-2022	07-Apr-2022
THE GDL FUND
Security		361570104				Meeting Type	Annual
Ticker Symbol		GDL				Meeting Date	09-May-2022
ISIN		US3615701048				Agenda	935569597 - Management
Record Date		14-Mar-2022				Holding Recon Date	14-Mar-2022
City /	Country	/	United States			Vote Deadline Date	06-May-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Agnes Mullady				Split	Split
2		Salvatore J. Zizza				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	134,585	0	06-May-2022	06-May-2022
ARTISAN ACQUISITION CORP.
Security		G0509L102				Meeting Type	Special
Ticker Symbol		ARTA				Meeting Date	09-May-2022
ISIN		KYG0509L1023				Agenda	935614811 - Management
Record Date		04-Mar-2022				Holding Recon Date	04-Mar-2022
City /	Country	/	United States			Vote Deadline Date	06-May-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - a proposal to
approve and authorize, as an ordinary resolution, (a) the
business combination and other transactions
contemplated by the Business Combination Agreement,
dated as of September 15, 2021 (as amended by an
Amendment to Business Combination Agreement dated
as of March 30, 2022 (the "BCA Amendment") and as
may be further amended, supplemented or otherwise
modified from time to time, the "Business Combination
Agreement"), by and among Prenetics ...(due to space
limits, see proxy material for full proposal).				Management		For	For
2.	The Initial Merger Proposal - a proposal to approve and
authorize, as a special resolution, (a) the Plan of Merger
(the "Plan of Initial Merger"), by and among the
Company, Artisan Merger Sub and PubCo, substantially
in the form annexed as Exhibit F to the Business
Combination Agreement, (b) the Company's entry into the
Plan of Initial Merger, and (c) the merger of the Company
with and into Artisan Merger Sub, with Artisan Merger
Sub being the surviving entity and remaining as a wholly-
owned subsidiary of PubCo.				Management		For	For
3.	The Adjournment Proposal - a proposal to approve, as an
ordinary resolution, the adjournment of the Meeting to a
later date or dates to be determined by the chairman of
the Meeting, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for the approval of one or more proposals at the
Meeting or if shareholders have elected to redeem an
amount of Class A ordinary shares of the Company such
that the minimum available cash condition contained
....(due to space limits,see proxy material for full
proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	23,946	0	21-Apr-2022	21-Apr-2022
BETTER WORLD ACQUISITION CORP.
Security		08772B104				Meeting Type	Special
Ticker Symbol		BWAC				Meeting Date	12-May-2022
ISIN		US08772B1044				Agenda	935628795 - Management
Record Date		18-Apr-2022				Holding Recon Date	18-Apr-2022
City /	Country	/	United States			Vote Deadline Date	11-May-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Amend the Company's amended and restated certificate
of incorporation to extend the date by which the
Company has to consummate a Business Combination
from May 17, 2022 to August 17, 2022 or such earlier
date as determined by the board of directors.				Management		For	For
2.	Adjourn the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or
otherwise in connection with, the approval of Proposal 1.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	29,581	0	28-Apr-2022	28-Apr-2022
KINGSWOOD ACQUISITION CORP.
Security		496861105				Meeting Type	Special
Ticker Symbol		KWAC				Meeting Date	18-May-2022
ISIN		US4968611057				Agenda	935637768 - Management
Record Date		25-Apr-2022				Holding Recon Date	25-Apr-2022
City /	Country	/	United States			Vote Deadline Date	17-May-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - to consider and
vote upon a proposal to amend the Company's amended
and restated certificate of incorporation to extend from
May 24, 2022 to August 24, 2022 (the "Extension" and
such date, the "Extended Date"). Please see the
definitive proxy statement for the full proposal language.				Management		For	For
2)	The Adjournment Proposal - to consider and vote upon a
proposal to adjourn the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the Special Meeting, there are not sufficient votes to
approve one or more proposals presented to
stockholders for vote (the "Adjournment Proposal").				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	20,076	0	13-May-2022	13-May-2022
BARINGS CORPORATE INVESTORS
Security		06759X107				Meeting Type	Annual
Ticker Symbol		MCI				Meeting Date	19-May-2022
ISIN		US06759X1072				Agenda	935604935 - Management
Record Date		21-Mar-2022				Holding Recon Date	21-Mar-2022
City /	Country	/	United States			Vote Deadline Date	18-May-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Susan B. Sweeney				Split	Split
2		David M. Mihalick				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	275,243	0	18-May-2022	18-May-2022
BARINGS PARTICIPATION INVESTORS
Security		06761A103				Meeting Type	Annual
Ticker Symbol		MPV				Meeting Date	19-May-2022
ISIN		US06761A1034				Agenda	935604947 - Management
Record Date		21-Mar-2022				Holding Recon Date	21-Mar-2022
City /	Country	/	United States			Vote Deadline Date	18-May-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Susan B. Sweeney				Split	Split
2		David M. Mihalick				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	307,239	0	18-May-2022	18-May-2022
XAI OCTAGON FUNDS
Security		98400T205				Meeting Type	Annual
Ticker Symbol		XFLTPR				Meeting Date	24-May-2022
ISIN		US98400T2050				Agenda	935621842 - Management
Record Date		01-Apr-2022				Holding Recon Date	01-Apr-2022
City /	Country	/	United States			Vote Deadline Date	23-May-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1a.		Election of Class II Trustee of the Trust, to be elected by common shares and preferred shares voting as a single class, to serve until the 2025 annual meeting: Gregory G. Dingens		Management		Split	Split
1b.		Election of Class II Trustee of the Trust, to be elected by preferred shares voting as a separate class, to serve until the 2025 annual meeting: Philip G. Franklin		Management		Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	33,699	0	23-May-2022	23-May-2022
APOLLO STRATEGIC GROWTH CAPITAL
Security		G0411R106				Meeting Type	Special
Ticker Symbol		APSG				Meeting Date	25-May-2022
ISIN		KYG0411R1065				Agenda	935649218 - Management
Record Date		01-Mar-2022				Holding Recon Date	01-Mar-2022
City /	Country	/	United States			Vote Deadline Date	24-May-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Domestication Proposal - to consider and vote upon
a proposal to approve by special resolution under
Cayman Islands law, assuming the Business
Combination Proposal is approved and adopted, the
change of APSG's jurisdiction of incorporation from the
Cayman Islands to the State of Delaware by
deregistering as an exempted company in the Cayman
Islands and continuing and domesticating as a
corporation incorporated under the laws of the State of
Delaware (the "Domestication" and such proposal, the
"Domestication Proposal").				Management		For	For
2.	The Amendment Proposal - to consider and vote upon a
proposal to approve by special resolution under Cayman
Islands law, assuming the Business Combination
Proposal and the Domestication Proposal are approved
and adopted, the Acquiror Delaware Certificate, which, if
approved, would take effect substantially concurrently
with the Closing; 2A through 2K - The Unbundling
Precatory Proposals - to approve, on a non-binding
advisory basis, certain governance provisions in the
Acquiror Delaware Certificate, ...(due to space limits, see
proxy material for full proposal).				Management		For	For
2a.	To increase the authorized share capital from
361,000,000 shares consisting of 300,000,000 Acquiror
Class A Ordinary Shares, 60,000,000 Acquiror Class B
Ordinary Shares, and 1,000,000 undesignated preferred
shares, par value $0.00005 per share, to authorized
capital stock of shares, consisting of (i) 3,000,000,000
shares of Domesticated Acquiror Class A Common
Stock, (ii) 3,000,000,000 shares of Domesticated
Acquiror Class B Common Stock, (iii) 20,420,250 shares
of Domesticated Acquiror ...(due to space limits, see
proxy material for full proposal).				Management		For	For
2b.	To provide that the Acquiror Delaware Certificate may be
amended, altered or repealed by the affirmative vote of
the holders of at least 66 2/3% of all the then outstanding
shares of stock entitled to vote, voting together as a
single class in addition to any other vote required by the
Acquiror Delaware Certificate or otherwise required by
law.				Management		For	For
2c.	To provide that (i) each holder of record of Domesticated
Acquiror Class A Common Stock, Domesticated Acquiror
Class B Common Stock and Domesticated Acquiror
Class X Common Stock (solely prior to the automatic
conversion thereof to shares of Domesticated Acquiror
Class A Common Stock upon the Closing) will be entitled
to vote on the election or removal of directors, voting
together as a single class, (ii) any vacancy on the board
of directors shall be filled by the affirmative ...(due to
space limits, see proxy material for full proposal).				Management		For	For
2d.		To elect not to be governed by Section 203 of the DGCL.		Management		For	For
2e.	To provide that the Court of Chancery of the State of
Delaware or, if such court does not have subject matter
jurisdiction, another state or federal court located within
the State of Delaware, shall be the exclusive forum for
certain actions and claims.				Management		For	For
2f.	To provide that each holder of record of Domesticated
Acquiror Class A Common Stock, Domesticated Acquiror
Class B Common Stock and Domesticated Acquiror
Class X Common Stock (solely prior to the automatic
conversion thereof to shares of Domesticated Acquiror
Class A Common Stock upon the Closing) be entitled to
one vote per share on all matters which stockholders
generally are entitled to vote.				Management		For	For
2g.	To provide that subject to applicable law and the rights of
any holders of outstanding Preferred Stock, (i) each
holder of Domesticated Acquiror Class A Common Stock,
Domesticated Acquiror Class X Common Stock (solely
prior to the automatic conversion thereof to shares of
Domesticated Acquiror Class A Common Stock upon the
Closing) and Class A-1 Preferred Stock shall be entitled
to receive, ratably with the other participating shares,
such dividends and other distributions as ...(due to space
limits, see proxy material for full proposal).				Management		For	For
2h.	To eliminate various provisions in the Existing
Organizational Documents applicable only to blank check
companies, including the provisions requiring that APSG
have net tangible assets of at least $5,000,001
immediately prior to, or upon such consummation of, a
business combination.				Management		For	For
2i.	To restrict holders of Domesticated Acquiror Class B
Common Stock from transferring their shares of
Domesticated Acquiror Class B Common Stock unless
such holder also transfers an equal number of Opco B
Ordinary Shares in accordance with the GBT Amended &
Restated M&A.				Management		For	For
2j.	To allow PubCo, subject to the terms of the Business
Combination Agreement, the Acquiror Delaware
Certificate and the Acquiror Delaware Bylaws, to take all
such actions as are contemplated by the Business
Combination Agreement to cause the issuance of its
equity securities as called for by the Egencia Equity
Contribution Agreement and in accordance with the
Acquiror Delaware Certificate, including any issuances,
redemptions and cancellations and/or adjustments for no
consideration.				Management		For	For
2k.		To require PubCo to issue, reserve for issuance, cancel and/or redeem certain of its equity securities in accordance with the terms of the Exchange Agreement.		Management		For	For
3.	The Business Combination Proposal - to consider and
vote upon a proposal to approve by ordinary resolution
under Cayman Islands law and adopt, assuming the
Domestication Proposal and Amendment Proposal are
approved, the Business Combination Agreement (as
amended from time to time, the "Business Combination
Agreement"), dated as of December 2, 2021, by and
between APSG and GBT Jersey Co Limited, a company
limited by shares incorporated under the laws of Jersey
("GBT"), and the ...(due to space limits, see proxy
material for full proposal).				Management		For	For
4.	The Issuance Proposal - to consider and vote upon a
proposal to approve by ordinary resolution under Cayman
Islands law, assuming the Domestication Proposal, the
Amendment Proposal and the Business Combination
Proposal are approved and adopted, for the purposes of
complying with the applicable listing rules of the New
York Stock Exchange, the issuance of Domesticated
Acquiror Class A Common Stock to the PIPE Investors
(as defined below) pursuant to the PIPE Subscription
Agreements (as defined below) (the "Issuance
Proposal").				Management		For	For
5.	The Equity Incentive Plan Proposal - to consider and vote
upon a proposal to approve by ordinary resolution under
Cayman Islands law, assuming the Domestication
Proposal, the Amendment Proposal, the Business
Combination Proposal and the Issuance Proposal are
approved and adopted, the Global Business Travel
Group, Inc. 2022 Equity Incentive Plan, a copy of which is
attached to the enclosed proxy statement/ prospectus as
Annex E (the "Equity Incentive Plan Proposal").				Management		For	For
6.	The ESPP Proposal - to consider and vote upon a
proposal to approve by ordinary resolution under Cayman
Islands law, assuming the Domestication Proposal, the
Amendment Proposal, the Business Combination
Proposal, the Issuance Proposal, and the Equity
Incentive Plan Proposal are approved and adopted, the
Global Business Travel Group, Inc. Employee Stock
Purchase Plan (the "ESPP"), a copy of which is attached
to the enclosed proxy statement/prospectus as Annex F
(the "ESPP Proposal" and, ...(due to space limits, see
proxy material for full proposal).				Management		For	For
7.	The Adjournment Proposal - if put to the meeting, to
consider and vote upon a proposal to approve by
ordinary resolution under Cayman Islands law the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the proxies held at the time of
the Special Meeting, any of the Condition Precedent
Proposals would not be duly approved and adopted by
our shareholders or we determine that one or more of the
closing ...(due to space limits, see proxy material for full
proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	50,336	0	13-May-2022	13-May-2022
TEMPLETON DRAGON FUND, INC.
Security		88018T101				Meeting Type	Annual
Ticker Symbol		TDF				Meeting Date	26-May-2022
ISIN		US88018T1016				Agenda	935578041 - Management
Record Date		10-Mar-2022				Holding Recon Date	10-Mar-2022
City /	Country	/	United States			Vote Deadline Date	25-May-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1A.		Election of Director: Edith E. Holiday		Management		Split	Split
1B.		Election of Director: Larry D. Thompson		Management		Split	Split
1C.		Election of Director: Rupert H. Johnson, Jr.		Management		Split	Split
1D.		Election of Director: Gregory E. Johnson		Management		Split	Split
2.		The ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2022		Management		Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	81,614	0	25-May-2022	25-May-2022
NORTH ATLANTIC ACQUISITION CORP.
Security		G66139109				Meeting Type	Special
Ticker Symbol		NAAC				Meeting Date	01-Jun-2022
ISIN		KYG661391097				Agenda	935625028 - Management
Record Date		13-Apr-2022				Holding Recon Date	13-Apr-2022
City /	Country	/	United States			Vote Deadline Date	31-May-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Two separate proposals to approve the Business
Combination and approve and adopt the Business
Combination Agreement, dated as of December 16, 2021
as amended (the "Business Combination Agreement"),
by and among NAAC, TeleSign, BICS, New SPAC, and
New Holdco, pursuant to which the business combination
will be effected in two steps: (a) the proposal to approve
and authorize by special resolution the merger of NAAC
with and into New SPAC (the "SPAC Merger"), with New
SPAC surviving the SPAC Merger and ...(due to space
limits, see proxy material for full proposal).				Management		For	For
2.	To approve by special resolution the proposed certificate
of incorporation (the "Proposed Certificate of
Incorporation") and the proposed bylaws (the "Proposed
Bylaws" and, together with the Proposed Certificate of
Incorporation, the "Proposed Organizational Documents")
of New Holdco (the "Organizational Documents
Proposal").				Management		For	For
3.	To approve, on a non-binding advisory basis, by special
resolution, certain governance provisions in the Proposed
Organizational Documents, which are being presented
separately in accordance with U.S. Securities and
Exchange Commission guidance to give shareholders the
opportunity to present their separate views on important
corporate governance provisions (the "Advisory
Organizational Documents Proposals").				Management		For	For
4.	To approve by ordinary resolution, for purposes of
complying with applicable listing rules of The Nasdaq
Capital Market, (a) the issuance of up to 115,512,500
shares of New Holdco Common Stock in connection with
the Share Acquisition, and (b) the issuance and sale of
11,698,750 shares of New Holdco Common Stock in the
PIPE Financing, which will occur substantially
concurrently with, and is contingent upon, the
consummation of the Share Acquisition (the "Nasdaq
Proposal").				Management		For	For
5.	To approve by ordinary resolution and adopt the NAAC
Holdco, Inc. 2022 Restricted Stock Units and
Performance Stock Units Incentive Plan (the "Incentive
Plan") and material terms there under (the "Incentive
Plan Proposal").				Management		For	For
6.	To approve by ordinary resolution the adjournment of the
extraordinary general meeting to a later date or dates, if
necessary or appropriate, (a) to the extent necessary to
ensure that any required supplement or amendment to
this proxy statement/prospectus is provided to NAAC
shareholders or, if as of the time for which the
extraordinary general meeting is scheduled, there are
insufficient NAAC ordinary shares represented (either in
the person or by proxy) to constitute a ...(due to space
limits, see proxy material for full proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	10,767	0	28-Apr-2022	28-Apr-2022
REDBALL ACQUISITION CORP.
Security		G7417R105				Meeting Type	Special
Ticker Symbol		RBAC				Meeting Date	01-Jun-2022
ISIN		KYG7417R1056				Agenda	935652708 - Management
Record Date		22-Apr-2022				Holding Recon Date	22-Apr-2022
City /	Country	/	United States			Vote Deadline Date	31-May-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	BCA Proposal - To consider and vote upon a proposal to
approve and adopt, by ordinary resolution, the Business
Combination Agreement and Plan of Reorganization,
dated as of October 13, 2021 (as amended from time to
time, including by the First Amendment to Business
Combination Agreement and Plan of Reorganization,
dated December 12, 2021 (the "First Amendment") and
the Second Amendment to Business Combination
Agreement and Plan of Reorganization, dated March 28,
2022 (the "Second ...(due to space limits, see proxy
material for full proposal).				Management		For	For
2.	Domestication Proposal - To consider and vote upon a
proposal to approve, by special resolution, the
deregistration by way of continuation of RedBall as an
exempted company in the Cayman Islands and the
domestication of RedBall as a corporation in the State of
Delaware (the "Domestication" and, together with the
Mergers and the other transactions contemplated by the
Business Combination Agreement, the "Business
Combination"). Upon the effective time of the
Domestication, RedBall will be renamed ...(due to space
limits, see proxy material for full proposal).				Management		For	For
3.	Charter Proposal - To consider and vote upon a proposal
to approve, by special resolution, the replacement of the
RedBall's Amended and Restated Memorandum and
Articles of Association (as may be amended from time to
time, the "Cayman Constitutional Documents"), currently
in effect, with the proposed certificate of incorporation of
New SeatGeek (the "Proposed Charter") (a copy of which
is attached to the accompanying proxy
statement/prospectus as Annex K), including the change
of ...(due to space limits, see proxy material for full
proposal).				Management		For	For
4.	Advisory Organizational Documents Proposal A - To
consider and vote upon a proposal to approve the
change in the authorized capital stock of RedBall from
400,000,000 Class A ordinary shares, par value $0.0001
per share, 40,222,222 Class B ordinary shares, par value
$0.0001 per share ("RedBall Class B ordinary shares")
and 1,000,000 preference shares, par value $0.0001 per
share, to 1,000,000,000 shares of common stock, par
value $0.0001 per share, of New SeatGeek ("New
SeatGeek common stock") ...(due to space limits, see
proxy material for full proposal).				Management		For	For
5.	Advisory Organizational Documents Proposal B - To
consider and vote upon a proposal to authorize the board
of directors of New SeatGeek (the "New SeatGeek
Board") to issue any or all shares of New SeatGeek
preferred stock in one or more classes or series, with
such terms and conditions as may be expressly
determined by the New SeatGeek Board and as may be
permitted by the General Corporation Law of the State of
Delaware (the "DGCL").				Management		For	For
6.	Advisory Organizational Documents Proposal C - To
consider and vote upon a proposal to approve each of
the following: (i) that the Court of Chancery of the State of
Delaware (or any other court located in the State of
Delaware if such court is not available) will be the
exclusive forum for bringing certain legal claims against
New SeatGeek or any of its directors, officers, employees
or stockholders, including any derivative actions or claims
for breach of fiduciary duty, violation of the ...(due to
space limits, see proxy material for full proposal).				Management		For	For
7.	Director Election Proposal A - To consider and vote upon
a proposal to appoint, by ordinary resolution of the
RedBall Class B ordinary shares, the two Class I
directors, Richard H. Thaler and Lewis N. Wolff, who will
serve as the Class I directors of RedBall until the earlier
of the 2025 annual general meeting of shareholders, or
the consummation of the Business Combination, each
until such director's respective successor is duly
appointed and qualified, subject to such director's earlier
....(due to space limits, see proxy material for full
proposal).				Management		For	For
8.	Director Election Proposal B - To consider and vote upon
a proposal to elect, by ordinary resolution of the RedBall
Class B ordinary shares, directors who, immediately
following the consummation of the Business
Combination, will be the directors of New SeatGeek (the
"Director Election Proposal B").				Management		For	For
9.	Stock Issuance Proposal - To consider and vote upon a
proposal to approve, by ordinary resolution, for purposes
of complying with Section 312.03 of the NYSE Listed
Company Manual, (i) the issuance of up to 6,500,000
shares of New SeatGeek common stock in the Backstop
Subscription (as defined in the accompanying proxy
statement/prospectus) pursuant to the Backstop
Subscription Agreement and (ii) the issuance of up to
176,493,334 shares of New SeatGeek common stock
(including the ...(due to space limits, see proxy material
for full proposal).				Management		For	For
10.	Equity Incentive Plan Proposal - To consider and vote
upon a proposal to approve, by ordinary resolution, the
New SeatGeek 2022 Equity Incentive Plan (as defined in
the accompanying proxy statement/prospectus).				Management		For	For
11.		ESPP Proposal - To consider and vote upon a proposal to approve by ordinary resolution the New SeatGeek 2022 Employee Stock Purchase Plan (as defined in the accompanying proxy statement/prospectus).		Management		For	For
12.	Adjournment Proposal - To consider and vote upon a
proposal to approve, by ordinary resolution, the
adjournment of the extraordinary general meeting in lieu
of annual general meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for
the approval of one or more proposals at the
extraordinary general meeting in lieu of annual general
meeting.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	19,827	0	24-May-2022	24-May-2022
EDTECHX HOLDINGS ACQUISITION CORP. II
Security		28139A102				Meeting Type	Special
Ticker Symbol		EDTX				Meeting Date	02-Jun-2022
ISIN		US28139A1025				Agenda	935644244 - Management
Record Date		26-Apr-2022				Holding Recon Date	26-Apr-2022
City /	Country	/	United States			Vote Deadline Date	01-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to December 15, 2022.		Management		For	For
2.		Adjournment Proposal: Approve the adjournment of the special meeting to a later date or dates, if the Company determines that additional time is necessary to effectuate the Extension.		Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	12,606	0	24-May-2022	24-May-2022
SVF INVESTMENT CORP. 3
Security		G8601N108				Meeting Type	Special
Ticker Symbol		SVFC				Meeting Date	03-Jun-2022
ISIN		KYG8601N1088				Agenda	935650350 - Management
Record Date		25-Apr-2022				Holding Recon Date	25-Apr-2022
City /	Country	/	United States			Vote Deadline Date	02-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to approve, by ordinary resolution
under Cayman Islands law, the Business Combination
and adopt the Agreement and Plan of Merger, dated as
of December 12, 2021 (as it may be amended, restated,
supplemented or otherwise modified from time to time,
the "Merger Agreement"), by and among SVF 3, Saturn
Acquisition (DE) Corp., a wholly owned subsidiary of SVF
3  ("Merger Sub"), Warehouse Technologies LLC
("Warehouse") and Symbotic Holdings ...(due to space
limits,see proxy material for full proposal).				Management		For	For
2.	The Domestication Proposal - To consider and vote upon
a proposal to approve, by special resolution under
Cayman Islands law, assuming the Business
Combination Proposal is approved and adopted, the
change of SVF 3's jurisdiction of incorporation from the
Cayman Islands to the State of Delaware by
deregistering as an exempted company in the Cayman
Islands and continuing and domesticating as a
corporation incorporated under the laws of the State of
Delaware.				Management		For	For
3.	The Organizational Documents Proposal - To consider
and vote upon a proposal to approve and adopt, by
special resolution under Cayman Islands law, assuming
the Business Combination Proposal and the
Domestication Proposal are approved and adopted, the
proposed new certificate of incorporation (the "Proposed
Charter") and bylaws (the "Proposed Bylaws," and,
together with the Proposed Charter, the "Proposed
Organizational Documents") of SVF 3 following the
consummation of the Business ...(due to space limits, see
proxy material for full proposal).				Management		For	For
4A.	Governance Proposal - To increase the authorized share
capital from 221,000,000 shares divided into 200,000,000
Class A ordinary shares, par value $0.0001 per share,
20,000,000 Class B ordinary shares, par value $0.0001
per share, and 1,000,000 preferred shares, par value
$0.0001 per share, to authorized capital stock of
4,458,000,000 shares, consisting of (i) 3,000,000,000
shares of Class A common stock, par value $0.0001 per
share, (ii) 1,000,000,000 shares of Class V-1 common
stock, ...(due to space limits,see proxy material for full
proposal).				Management		For	For
4B.	Governance Proposal - To provide that the Proposed
Charter may be amended by the affirmative vote of a
majority of the outstanding shares of voting stock entitled
to vote thereon, voting together as a single class, except
that (a) Section 4.03(b) through Section 4.04 and (b)
Article V through Article XIV of the Proposed Charter may
be amended, altered, repealed or rescinded, in whole or
in part, or any provision inconsistent therewith or herewith may be adopted, only by the affirmative ...(due to space
limits, see proxy material for full proposal).				Management		For	For
4C.	Governance Proposal - To provide for (i) the election of
directors by a majority of the votes cast in respect of the
shares present in person or represented by proxy at the
meeting and entitled to vote on the election of directors,
(ii) the filling of newly-created directorships or any
vacancy on the board of directors by a majority vote of
the remaining directors then in office, even if less than a
quorum, or by a sole remaining director and (iii) the
removal of directors with or ...(due to space limits, see
proxy material for full proposal).				Management		For	For
4D.		Governance Proposal - To elect not to be governed by Section 203 of the General Corporation Law of the State of Delaware.		Management		For	For
4E.	Governance Proposal - To provide that the Court of
Chancery of the State of Delaware or, if such court does
not have subject matter jurisdiction thereof, another state
or federal court located within the State of Delaware,
shall be the exclusive forum for certain actions and
claims.				Management		For	For
4F.	Governance Proposal - To provide that (i) each holder of
record of Class A common stock, Class B common stock
and Class V-1 common stock shall be entitled to one vote
per share on all matters which stockholders generally are
entitled to vote, and (ii) each holder of record of Class V-
3 common stock shall be entitled to three votes per share
on all matters which stockholders generally are entitled to
vote.				Management		For	For
4G.	Governance Proposal - To provide that (i) holders of
Class A common stock and Class B common stock, as
such, shall be entitled to the payment of dividends and
other distributions of cash, stock or property on the Class
A common stock and Class B common stock,
respectively, when, as and if declared by the board of
directors in accordance with law and (ii) except with
respect to certain stock dividends, dividends of cash or
property may not be declared or paid on Class V-1
common stock or Class V-3 common stock.				Management		For	For
4H.	Governance Proposal - To eliminate various provisions in
Articles applicable only to blank check companies,
including the provisions requiring that SVF 3 have net
tangible assets of at least $5,000,001 immediately prior
to, or upon such consummation of, a business
combination.				Management		For	For
5.1		Election of Director to serve until the 2023 Annual Meeting: Richard B. Cohen		Management		For	For
5.2		Election of Director to serve until the 2023 Annual Meeting: Michael J. Loparco		Management		For	For
5.3		Election of Director to serve until the 2023 Annual Meeting: Rollin Ford		Management		For	For
5.4		Election of Director to serve until the 2023 Annual Meeting: Charles Kane		Management		For	For
5.5		Election of Director to serve until the 2023 Annual Meeting: Todd Krasnow		Management		For	For
5.6		Election of Director to serve until the 2023 Annual Meeting: Vikas J. Parekh		Management		For	For
5.7		Election of Director to serve until the 2023 Annual Meeting: Merline Saintil		Management		For	For
5.8		Election of Director to serve until the 2023 Annual Meeting: Michael Rhodin		Management		For	For
6.	The Merger Issuance Proposal - To consider and vote
upon a proposal to approve, by ordinary resolution under
Cayman Islands law, for purposes of complying with
applicable listing rules of the Nasdaq Capital Market
("NASDAQ"), the issuance of shares of common stock
pursuant to the Business Combination.				Management		For	For
7.	The Subscription Agreements Proposal - To consider and
vote upon a proposal to approve, by ordinary resolution
under Cayman Islands law, for purposes of complying
with applicable listing rules of NASDAQ, the issuance of
shares of Class A common stock pursuant to the
Subscription Agreements (as defined in the proxy
statement/prospectus).				Management		For	For
8.	The Incentive Compensation Plan Proposal - To consider
and vote upon a proposal to approve and adopt, by
ordinary resolution under Cayman Islands law, the
Incentive Compensation Plan (as defined in the proxy
statement/prospectus).				Management		For	For
9.		The ESPP Proposal - To consider and vote upon a proposal to approve and adopt, by ordinary resolution under Cayman Islands law, the ESPP (as defined in the proxy statement/prospectus).		Management		For	For
10.	The Adjournment Proposal - To consider and vote upon a
proposal to approve, by ordinary resolution under
Cayman Islands law, the adjournment of the
Extraordinary General Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies (i) to ensure that any required supplement or
amendment to the proxy statement or prospectus is
provided to SVF 3's shareholders, and/or (ii) in the event
that there are insufficient votes for, or otherwise in
connection with, the ...(due to space limits, see proxy
material for full proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	36,465	0	24-May-2022	24-May-2022
DELWINDS INSURANCE ACQUISITION CORP.
Security		24803C102				Meeting Type	Special
Ticker Symbol		DWIN				Meeting Date	06-Jun-2022
ISIN		US24803C1027				Agenda	935664676 - Management
Record Date		20-May-2022				Holding Recon Date	20-May-2022
City /	Country	/	United States			Vote Deadline Date	03-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Amend the Company's Amended and Restated
Certificate of Incorporation, to extend the date by which
the Company must (i) consummate a business
combination, (ii) cease its operations if it fails to complete such business combination, and (iii) redeem or
repurchase 100% of the Company's Class A common
stock included as part of the units sold in the Company's
initial public offering, from 6/15/22 to 9/15/22 (or such
earlier date as determined by Delwinds' board of
directors), in the form attached to the Company's Proxy
Statement.				Management		For	For
2.	Adjournment Proposal: To approve the adjournment of
the Special Meeting to a later date or dates, if necessary,
to permit further solicitation and vote of proxies if there
are insufficient votes for, or otherwise in connection with,
the approval of the Extension Amendment Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	41,410	0	08-Jun-2022
GLOBIS ACQUISITION CORP.
Security		379582109				Meeting Type	Special
Ticker Symbol		GLAQ				Meeting Date	07-Jun-2022
ISIN		US3795821095				Agenda	935655590 - Management
Record Date		12-May-2022				Holding Recon Date	12-May-2022
City /	Country	/	United States			Vote Deadline Date	06-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	To consider and vote upon, on a non-binding advisory
basis, a proposal to change the corporate structure and
jurisdiction of incorporation of Globis Nevada by way of
continuation, an alteration of its authorized and issued
share capital and re- registration from a Nevada
corporation to a public company limited by shares
incorporated under the laws of Gibraltar to be known as
"Forafric Global PLC" ("New Forafric").				Management		For	For
2.	To consider and vote upon a proposal to approve and
adopt (a) the merger of Globis with and into Merger Sub,
with Merger Sub surviving (the "Merger"), and (b) the
appointment of an agent to act on behalf of Globis
stockholders such that, subject to and immediately
following the completion of the Merger, the agent will
exchange the issued and outstanding shares of common
stock of Merger Sub issued pursuant to the Merger, on a
one-for-one basis, for ordinary shares of New Forafric.				Management		For	For
3.	To consider and vote upon a proposal to approve the
Business Combination Agreement, entered into as of
December 19, 2021 (as amended or supplemented from
time to time, the "Business Combination Agreement"), by
and among Globis, Lighthouse Capital Limited ("Seller"),
Forafric Agro Holdings Limited ("FAHL") and Globis
Nevada, and the transactions contemplated by the
Business Combination Agreement.				Management		For	For
4.		To consider and vote upon the approval of the Equity Incentive Plan.		Management		For	For
5.		DIRECTOR		Management
1		Saad Bendidi				For	For
2		Julien Benitah				For	For
3		Franco Cassar				For	For
4		James Lasry				For	For
5		Paul Packer				For	For
6		Ira Greenstein				For	For
7		Rachel Bitan				For	For
6.	To consider and vote upon the terms of the Proposed
Organizational Documents of New Forafric, including
authorization of the change in authorized share capital as
indicated therein and the change of name of Globis to
"Forafric Global PLC" assuming the Business
Combination Proposal and the Merger and Exchange
Proposal are approved and adopted.				Management		For	For
7a.	To acknowledge and agree to the change in the
authorized capital stock of Globis from (i) 100,000,000
Common Stock, and 1,000,000 Preferred Stock, par
value $0.0001 per share, to (ii) 100,000,000 Ordinary
Shares and 1,000,000 Preferred Shares of New Forafric.				Management		For	For
7b.	To acknowledge and agree to all other changes in
connection with the replacement of terms of the Existing
Organizational Documents with being subject to the
terms of the Memorandum and Articles of Association to
be adopted following the Redomiciliation and as a
consequence of the re-registration as a Gibraltar public
company limited by shares.				Management		For	For
8.	To consider and vote upon, for the purposes of complying
with the applicable provisions of Nasdaq Listing Rule
5635(a), the issuance of Ordinary Shares and securities
convertible into or exchangeable for Ordinary Shares in
connection with the Business Combination, and the
Ordinary Shares issued in connection with the PIPE
Investment, the conversion of the FAHL Bonds and the
conversion of the FAHL Related Party Loans.				Management		For	For
9.	To consider and vote upon a proposal to adjourn the
Stockholders Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based on the tabulated vote, there are not
sufficient votes at the time of the Stockholders Meeting to
authorize Globis to consummate the Business
Combination.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	37,823	0	24-May-2022	24-May-2022
ALTITUDE ACQUISITION CORP.
Security		02156Y103				Meeting Type	Special
Ticker Symbol		ALTU				Meeting Date	10-Jun-2022
ISIN		US02156Y1038				Agenda	935652710 - Management
Record Date		02-May-2022				Holding Recon Date	02-May-2022
City /	Country	/	United States			Vote Deadline Date	09-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	To amend (the "Extension Amendment") the Company's
Amended and Restated Certificate of Incorporation (our
"charter") to extend the date by which the Company must
consummate a business combination (as defined below)
(the "Extension") from June 11, 2022 (the date which is
18 months from the closing date of the Company's initial
public offering of our units (the "IPO")) to October 11,
2022 (the date which is 22 months from the closing date
of the IPO) (the "Extended Date").				Management		For	For
2.	A proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve the Extension
Amendment Proposal or if we determine that additional
time is necessary to effectuate the Extension.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	5,136	0	24-May-2022	24-May-2022
KINS TECHNOLOGY GROUP INC.
Security		49714K109				Meeting Type	Special
Ticker Symbol		KINZ				Meeting Date	10-Jun-2022
ISIN		US49714K1097				Agenda	935658748 - Management
Record Date		10-May-2022				Holding Recon Date	10-May-2022
City /	Country	/	United States			Vote Deadline Date	09-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Extension Proposal - amend the Charter
pursuant to an amendment to the Charter in the form set
forth in Annex A of the proxy statement to extend the
date by which the Company must (1) consummate an
initial business combination, (2) cease its operations
except for the purpose of winding up if it fails to complete such initial business combination, and (3) redeem all of
the shares of Class A Common Stock included as part of
the units sold in the IPO from June 17,2022 to the
Extended Date of December 16, 2022.				Management		For	For
2.	The Trust Extension Proposal - amend the Trust
Agreement pursuant to an amendment to the Trust
Agreement in the form set forth in Annex B of the proxy
statement, to extend the date on which Continental must
liquidate the Trust Account if the Company has not
completed its initial business combination, from June 17,
2022 to the Extended Date of December 16, 2022.				Management		For	For
3.	The Adjournment Proposal - approve the adjournment of
the special meeting to a later date or dates, if necessary
or appropriate, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
proposals for the Charter Extension and/or the Trust
Extension.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	12,594	0	24-May-2022	24-May-2022
NEXPOINT FUNDS
Security		65340G205				Meeting Type	Annual
Ticker Symbol		NXDT				Meeting Date	14-Jun-2022
ISIN		US65340G2057				Agenda	935597217 - Management
Record Date		25-Mar-2022				Holding Recon Date	25-Mar-2022
City /	Country	/	United States			Vote Deadline Date	13-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Bryan A. Ward				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	186,500	0	13-Jun-2022	13-Jun-2022
BIOTECH ACQUISITION COMPANY
Security		G1125A108				Meeting Type	Special
Ticker Symbol		BIOT				Meeting Date	14-Jun-2022
ISIN		KYG1125A1085				Agenda	935652683 - Management
Record Date		28-Mar-2022				Holding Recon Date	28-Mar-2022
City /	Country	/	United States			Vote Deadline Date	13-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal by ordinary resolution to approve
the Agreement and Plan of Merger, dated as of
November 8, 2021 (as it may be amended and
supplemented from time to time, the "Merger
Agreement") with Blade Therapeutics, Inc., a Delaware
corporation ("Blade"), Blade Merger Subsidiary, Inc., a
Delaware corporation and a wholly owned subsidiary of
BAC ("Blade Merger Sub"), Biotech Sponsor LLC, a
Delaware limited liability ...(due to space limits, see proxy
material for full proposal).				Management		For	For
2.	Domestication Proposal - To consider and vote upon a
Proposal by special resolution to (a) change BAC's
corporate structure and de-register from an exempted
company incorporated under the Cayman Islands
Companies Act and transfer by way of continuation as a
corporation incorporated under the laws of the State of
Delaware (the "Domestication"), (b) in connection
therewith to adopt upon the Domestication taking effect,
the certificate of incorporation (the "Interim Charter"), in the form appended to ...(due to space limits, see proxy
material for full proposal).				Management		For	For
3.	The Certificate of Incorporation Proposal - To consider
and vote upon by special resolution under the Cayman
Islands Companies Act a Proposal to replace the Interim
Charter with the Proposed Certificate of Incorporation
substantially in the form attached to the accompanying
proxy statement/prospectus as Annex C, to be effective
upon the consummation of the Business Combination.
The Certificate of Incorporation Proposal is conditioned
on the approval of the Business Combination Proposal
....(due to space limits, see proxy material for full
proposal).				Management		For	For
4a.	Organizational Documents Proposals - To approve and
adopt provisions in the Proposed Charter, which will
amend and replace the Interim Charter if the Certificate of
Incorporation Proposal is approved, requiring the
affirmative vote of the holders of at least 66 2/3% of the
voting power of all the then outstanding shares of Blade
Biotherapeutics entitled to vote to remove a director for
cause.				Management		For	For
4b.	Organizational Documents Proposals - To approve and
adopt provisions in the Proposed Charter, which will
amend and replace the Interim Charter if the Certificate of
Incorporation Proposal is approved, providing that (i)
special meetings of stockholders for any purpose or
purposes may be called at any time by the majority of the
Blade Biotherapeutics Board, the Chairman of the Blade
Biotherapeutics Board or the Chief Executive Officer of
Blade Biotherapeutics, and may not be called by another
other ...(due to space limits, see proxy material for full
proposal).				Management		For	For
4c.	Organizational Documents Proposals - To approve and
adopt provisions in the Proposed Certificate of
Incorporation, which will amend and replace the Interim
Charter if the Certificate of Incorporation Proposal is
approved, adopting Delaware as the exclusive forum for
certain shareholder litigation.				Management		For	For
4d.	Organizational Documents Proposals - To approve and
adopt provisions in the Proposed Charter, which will
amend and replace the Interim Charter if the Certificate of
Incorporation Proposal is approved, changing the post-
Business Combination company's corporate name from
"Biotech Acquisition Company" to "Blade Biotherapeutics,
Inc."				Management		For	For
4e.	Organizational Documents Proposals - To approve and
adopt provisions in the Proposed Charter, which will
amend and replace the Interim Charter if the Certificate of
Incorporation Proposal is approved, to remove certain
provisions related to BAC's status as a blank check
company that will no longer apply upon consummation of
the Business Combination.				Management		For	For
4f.	Organizational Documents Proposals - To approve and
adopt provisions in the Proposed Charter, which will
amend and replace the Interim Charter if the Certificate of
Incorporation Proposal is approved, increasing the total
number of authorized shares of all classes of stock to
310,000,000 shares, each with a par value of $0.0001
per share, consisting of (i) 300,000,000 shares of
Common Stock, (ii) 10,000,000 shares of preferred stock.				Management		For	For
4g.	Organizational Documents Proposals - To approve and
adopt provisions in the Proposed Charter, which will
amend and replace the Interim Charter if the Certificate of
Incorporation Proposal is approved, electing not to be
governed by Section 203 of the DGCL and, instead be
governed by a provision substantially similar to Section
203 of the DGCL.				Management		For	For
4h.	Organizational Documents Proposals - To approve and
adopt provisions in the Proposed Charter, which will
amend and replace the Interim Charter if the Certificate of
Incorporation Proposal is approved, making Blade
Biotherapeutics' corporate existence perpetual.				Management		For	For
5.		DIRECTOR		Management
1		Wendy Robbins				For	For
2		Mark Timney				For	For
3		Lloyd Klickstein				For	For
4		James Scopa				For	For
5		Luke Evnin				For	For
6		Carl Goldfischer				For	For
7		John A. Hohneker				For	For
8		Michael Shleifer				For	For
6.	The Nasdaq Proposal - To consider and vote upon a
proposal by ordinary resolution to approve, for purposes
of complying with the applicable provisions of Nasdaq
Listing Rules 5635(a), (b), (c), and (d), the issuance of (a)
shares to the PIPE Investors pursuant to the PIPE
Investment, and (b) shares to the Blade stockholders
pursuant to the Merger Agreement. "RESOLVED, as an
ordinary resolution, that for the purposes of complying
with Nasdaq Listing Rules 5635(a), (b), (c), and (d), the
....(due to space limits, see proxy material for full
proposal).				Management		For	For
7.	Incentive Award Plan Proposal - To consider and vote on
a Proposal by ordinary resolution to approve and adopt
the Blade Biotherapeutics, Inc. 2022 Incentive Award
Plan (the "2022 Plan") and the material terms thereunder.
The BAC Board approved the 2022 Plan, prior to the
BAC extraordinary general meeting, subject to
shareholder approval at the BAC extraordinary general
meeting. A copy of the proposed 2022 Plan is appended
to the accompanying proxy statement/prospectus as
Annex E. ...(due to space limits, see proxy material for full
proposal).				Management		For	For
8.	ESPP Proposal - To consider and vote on a Proposal by
ordinary resolution to approve and adopt the Blade
Biotherapeutics, Inc. 2022 Employee Stock Purchase
Plan (the "ESPP") and the material terms thereunder.
The BAC Board approved the ESPP, prior to the BAC
extraordinary general meeting, subject to shareholder
approval at the BAC extraordinary general meeting. A
copy of the proposed ESPP is appended to the
accompanying proxy statement/prospectus as Annex F.
"RESOLVED, as an ordinary ...(due to space limits, see
proxy material for full proposal).				Management		For	For
9.	The Adjournment Proposal - To consider and vote upon a
proposal by ordinary resolution to adjourn the Meeting to
a later date or dates, if necessary, to permit further
solicitation and vote of proxies if it is determined by the
BAC Board that more time is necessary or appropriate to
approve one or more proposals at the Meeting or if
certain conditions under the Merger Agreement are not
satisfied or waived. "RESOLVED, as an ordinary
resolution, that the adjournment of the Meeting to a later
date or dates, ...(due to space limits, see proxy material
for full proposal).				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	47,978	0	24-May-2022	24-May-2022
DUNE ACQUISITION CORPORATION
Security		265334102				Meeting Type	Special
Ticker Symbol		DUNE				Meeting Date	14-Jun-2022
ISIN		US2653341022				Agenda	935658762 - Management
Record Date		13-May-2022				Holding Recon Date	13-May-2022
City /	Country	/	United States			Vote Deadline Date	13-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Amend the Company's Amended and Restated
Certificate of Incorporation to extend the date by which
the Company must consummate a business combination
from June 22, 2022 (the date which is 18 months from
the closing date of the Company's initial public
offering(the "IPO")) to December 22, 2023 (the date
which is 36 months from the closing date of the IPO).				Management		For	For
2.	A proposal to approve the adjournment of the Special
Meeting to a later date or dates, if necessary or
appropriate, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Amendment Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	18,958	0	24-May-2022	24-May-2022
AMERICAS TECHNOLOGY ACQUISITION CORP.
Security		G0404A102				Meeting Type	Special
Ticker Symbol		ATA				Meeting Date	14-Jun-2022
ISIN		KYG0404A1022				Agenda	935664563 - Management
Record Date		19-May-2022				Holding Recon Date	19-May-2022
City /	Country	/	United States			Vote Deadline Date	13-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: To amend, by way of
special resolution, the Amended and Restated
Memorandum and Articles of Association to extend the
date by which the Company has to consummate a
business combination from June 17, 2022 to December
17, 2022 or such earlier date as determined by the board
of directors.				Management		For	For
2.	Adjournment Proposal: To instruct the chairman of the
extraordinary general meeting to adjourn the
extraordinary general meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the extraordinary general meeting, there are not sufficient
votes to approve the Extension Amendment Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	18,890	0	08-Jun-2022	08-Jun-2022
FIRST EAGLE ALTERNATIVE CAPITAL BDC, INC
Security		26943B100				Meeting Type	Annual
Ticker Symbol		FCRD				Meeting Date	16-Jun-2022
ISIN		US26943B1008				Agenda	935635221 - Management
Record Date		21-Apr-2022				Holding Recon Date	21-Apr-2022
City /	Country	/	United States			Vote Deadline Date	15-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Christopher J. Flynn				Split	Split
2		E.P. Giambastiani, Jr.				Split	Split
3		Nancy Hawthorne				Split	Split
4		James D. Kern				Split	Split
5		Deborah McAneny				Split	Split
6		Jane Musser Nelson				Split	Split
2.		To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 31, 2022.		Management		Split	Split
3.		To approve the adjournment of the Annual Meeting, if necessary or appropriate, to solicit additional proxies.		Management		Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	775,778	0	15-Jun-2022	15-Jun-2022
VENTOUX CCM ACQUISITION CORP.
Security		92280L101				Meeting Type	Special
Ticker Symbol		VTAQ				Meeting Date	16-Jun-2022
ISIN		US92280L1017				Agenda	935661517 - Management
Record Date		27-Apr-2022				Holding Recon Date	27-Apr-2022
City /	Country	/	United States			Vote Deadline Date	15-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to (i)
extend the date by which the Company has to
consummate a business combination for three months,
from June 30, 2022 to September 30, 2022 (the
"Extension Date"), and (ii) allow the Company, without
another stockholder vote, to elect to extend the date to
consummate a business combination, after the Extension
Date for an additional three months, through and until
December 30, 2022.				Management		For	For
2.	Trust Amendment Proposal: Amend the Investment
Management Trust Agreement to extend the date on
which the Trustee must liquidate the trust account
established in connection with the IPO if the Company
has not completed its initial business combination, from
June 30, 2022 to September 30, 2022, or for an
additional three months of December 30, 2022, if
applicable.				Management		For	For
3.	Adjournment Proposal: Adjourn the Special Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
approval of Proposal 1 and Proposal 2.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	35,388	0	08-Jun-2022	08-Jun-2022
ACKRELL SPAC PARTNERS I CO.
Security		00461L303				Meeting Type	Special
Ticker Symbol		ACKIT				Meeting Date	21-Jun-2022
ISIN		US00461L3033				Agenda	935663054 - Management
Record Date		16-May-2022				Holding Recon Date	16-May-2022
City /	Country	/	United States			Vote Deadline Date	17-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - To amend the
amended and restated certificate of incorporation of
Ackrell SPAC Partners I Co. ("Ackrell") to extend the date
by which Ackrell has to consummate a business
combination from June 23, 2022 to September 23, 2022,
or such earlier date as the Board of Directors may
determine.				Management		For	For
2)	The Adjournment Proposal - To adjourn the special
meeting of Ackrell stockholders to a later date or dates, if necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the special meeting, there are not sufficient votes to
approve the Extension Amendment Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	26,282	0	08-Jun-2022	08-Jun-2022
MORGAN STANLEY EMERGING MKTS
Security		617477104				Meeting Type	Annual
Ticker Symbol		EDD				Meeting Date	24-Jun-2022
ISIN		US6174771047				Agenda	935650817 - Management
Record Date		04-Apr-2022				Holding Recon Date	04-Apr-2022
City /	Country	/	United States			Vote Deadline Date	23-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Frances L. Cashman*				Split	Split
2		Frank L. Bowman#				Split	Split
3		Jakki L. Haussler#				Split	Split
4		Manuel H. Johnson#				Split	Split
5		Eddie A. Grier#				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL98		RIVERNORTH OPP FUND FBO NFSLLC	AL98	STATE STREET BANK & TRUST CO	240,000	0	23-Jun-2022	23-Jun-2022
MORGAN STANLEY EMERGING MKTS
Security		617477104				Meeting Type	Annual
Ticker Symbol		EDD				Meeting Date	24-Jun-2022
ISIN		US6174771047				Agenda	935650817 - Management
Record Date		04-Apr-2022				Holding Recon Date	04-Apr-2022
City /	Country	/	United States			Vote Deadline Date	23-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.		DIRECTOR		Management		Split	Split
1		Frances L. Cashman*				Split	Split
2		Frank L. Bowman#				Split	Split
3		Jakki L. Haussler#				Split	Split
4		Manuel H. Johnson#				Split	Split
5		Eddie A. Grier#				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	1,247,278	0	23-Jun-2022	23-Jun-2022
CALAMOS INVESTMENTS
Security		12812C106				Meeting Type	Annual
Ticker Symbol		CPZ				Meeting Date	28-Jun-2022
ISIN		US12812C1062				Agenda	935660452 - Management
Record Date		29-Apr-2022				Holding Recon Date	29-Apr-2022
City /	Country	/	United States			Vote Deadline Date	27-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
3.		DIRECTOR		Management		Split	Split
1		Lloyd A. Wennlund				Split	Split
2		Virginia G. Breen				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL98		RIVERNORTH OPP FUND FBO NFSLLC	AL98	STATE STREET BANK & TRUST CO	115,000	0	27-Jun-2022	27-Jun-2022
CALAMOS INVESTMENTS
Security		12812C106				Meeting Type	Annual
Ticker Symbol		CPZ				Meeting Date	28-Jun-2022
ISIN		US12812C1062				Agenda	935660452 - Management
Record Date		29-Apr-2022				Holding Recon Date	29-Apr-2022
City /	Country	/	United States			Vote Deadline Date	27-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
3.		DIRECTOR		Management		Split	Split
1		Lloyd A. Wennlund				Split	Split
2		Virginia G. Breen				Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	33,039	0	27-Jun-2022	27-Jun-2022
PIMCO FUNDS
Security		69346N107				Meeting Type	Annual
Ticker Symbol		NRGX				Meeting Date	28-Jun-2022
ISIN		US69346N1072				Agenda	935660616 - Management
Record Date		29-Apr-2022				Holding Recon Date	29-Apr-2022
City /	Country	/	United States			Vote Deadline Date	27-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1a.		Election of Trustee: E. Grace Vandecruze		Management		Split	Split
1b.		Election of Trustee: Joseph B. Kittredge, Jr.		Management		Split	Split
1c.		Election of Trustee: Alan Rappaport		Management		Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	408,354	0	27-Jun-2022	27-Jun-2022
PIMCO FUNDS
Security		69346N107				Meeting Type	Annual
Ticker Symbol		NRGX				Meeting Date	28-Jun-2022
ISIN		US69346N1072				Agenda	935660616 - Management
Record Date		29-Apr-2022				Holding Recon Date	29-Apr-2022
City /	Country	/	United States			Vote Deadline Date	27-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1a.		Election of Trustee: E. Grace Vandecruze		Management		Split	Split
1b.		Election of Trustee: Joseph B. Kittredge, Jr.		Management		Split	Split
1c.		Election of Trustee: Alan Rappaport		Management		Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL98		RIVERNORTH OPP FUND FBO NFSLLC	AL98	STATE STREET BANK & TRUST CO	292,000	0	27-Jun-2022	27-Jun-2022
PIMCO GLOBAL STOCKSPLUS INCOME FD
Security		722011103				Meeting Type	Annual
Ticker Symbol		PGP				Meeting Date	28-Jun-2022
ISIN		US7220111030				Agenda	935660628 - Management
Record Date		29-Apr-2022				Holding Recon Date	29-Apr-2022
City /	Country	/	United States			Vote Deadline Date	27-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1a.		Election of Trustee: E. Grace Vandecruze		Management		Split	Split
1b.		Election of Trustee: Joseph B. Kittredge, Jr.		Management		Split	Split
1c.		Election of Trustee: John C. Maney		Management		Split	Split

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	148,574	0	27-Jun-2022	27-Jun-2022
VICKERS VANTAGE CORP. I
Security		G9440B107				Meeting Type	Special
Ticker Symbol		VCKA				Meeting Date	30-Jun-2022
ISIN		KYG9440B1077				Agenda	935676164 - Management
Record Date		31-May-2022				Holding Recon Date	31-May-2022
City /	Country	/	United States			Vote Deadline Date	29-Jun-2022
SEDOL(s)						Quick Code
Item		Proposal		Proposed by		Vote	For/Against Management
1.	Extension Proposal: Amend the Company's amended
and restated memorandum and articles of association to
extend the date that the Company has to consummate a
business combination from July 11, 2022 to August 11,
2022 and allow the Company, without another
shareholder vote, to elect to extend the date to
consummate a business combination on a monthly basis
for up to 5 times by an additional one month each time
after the extended date, upon five days' advance notice
prior to the applicable deadlines, until January 11, 2023.				Management		For	For
2.	Adjournment Proposal: Adjourn the General Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies if, based upon the
tabulated vote at the time of the General Meeting, there
are insufficient votes to approve the Extension Proposal.				Management		For	For

Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997AL97		RIVERNORTH OPPORTUNITIES FUND	997AL97	STATE STREET BANK & TRUST CO	70,218	0	17-Jun-2022	17-Jun-2022

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Opportunities Fund, Inc.

By:	/s/ Kathryn A. Burns
Kathryn A. Burns
President

Date:	August 15, 2022